UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices)

(Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Dr., Suite 110, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

6/30

Date of reporting period: 12/31/13

ITEM 1.  REPORTS TO SHAREHOLDERS.

SEMI-ANNUAL REPORT

Catalyst Small Cap Insider Buying Fund

Catalyst/SMH High Income Fund

Catalyst/SMH Total Return Income Fund

Catalyst/Groesbeck Growth of Income Fund

Catalyst Strategic Insider Fund

Catalyst Insider Buying Fund

Catalyst/MAP Global Capital Appreciation Fund

Catalyst/MAP Global Total Return Income Fund

Catalyst/CP Core Equity Fund

Catalyst Insider Long/Short Fund

Catalyst Event Arbitrage Fund

Catalyst/Lyons Tactical Allocation Fund

Catalyst/Princeton Floating Rate Income Fund

Catalyst Hedged Futures Strategy Fund

Catalyst/EquityCompass Buyback Strategy Fund

Catalyst/Lyons Hedged Premium Return Fund

December 31, 2013

Mutual Fund Series Trust

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Catalyst Small Cap Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmarks:

6 Month Return

1 Year Return

3 Year Return

5 Year Return

Since Inception**

Class A

27.40%

49.33%

6.12%

19.24%

9.31%

Class A with load

20.08%

40.76%

4.05%

17.82%

8.44%

Class C

26.94%

48.25%

5.33%

18.52%

8.57%

Class I

27.56%

49.69%

6.38%

N/A

21.52%

S&P 500 Total Return Index(a)

16.31%

32.39%

16.18%

17.94%

7.41%

Russell 2000 Value Total Return Index(b)

19.82%

38.82%

15.67%

20.08%

8.57%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  1.97% for

Class A, 2.72% for Class C, and 1.72% for Class I shares. Please review the Fund's most recent prospectus for more detail on the  expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b) The Russell 2000 Value Total Return Index  measures the  performance of  the 2,000 smallest companies  in the  Russell 3000 Index, which  represents approximately 8% of  the total  market capitalization of the  Russell 3000

Index.

** Inception date is July 31, 2006 for Class A, Class C and the Benchmarks, and March 27, 2009 for Class I.

Top 10 Holdings by Industry

% of Net Assets

REITS

12.3%

Pharmaceuticals

11.0%

Biotechnology

10.2%

Oil & Gas Services

6.8%

Banks

6.4%

Internet

5.2%

Chemicals

4.7%

Healthcare-Products

3.8%

Diversified Financial Services

3.6%

Oil & Gas

3.6%

Other/Cash & Equivalents

32.4%

100.0%

Catalyst/SMH High Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

3 Year Return

5 Year Return     Since Inception**

Class A

1.10%

3.01%

4.03%

15.34%

6.13%

Class A with load

-3.71%

-1.84%

2.34%

14.21%

5.21%

Class C

0.70%

2.23%

3.22%

14.45%

5.35%

Class I

N/A

N/A

N/A

N/A

0.91%

BofA Merrill Lynch U.S. Cash Pay High Yield Index(a)

5.83%

7.38%

9.01%

18.46%

9.77%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 4.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  1.48% for

Class A, 2.23% for  Class C  and 1.23% for Class  I shares. Please review the Fund's most recent prospectus for more detail on the  expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a)  The  BofA  Merrill  Lynch  US  Cash  Pay  High  Yield  Index  tracks  the  performance  of  U.S.  dollar  denominated  below  investment  grade  corporate  debt,  currently  in  a  coupon  paying  period  that  is  publicly-issued  in  the  U.S.

domestic market.

** Inception date is May 21, 2008 for Class A, C and the Benchmark and July 1, 2013 for Class I.

Top 10 Holdings by Industry

% of Net Assets

Oil & Gas

14.2%

Coal

10.7%

Mining

9.5%

Telecomminications

9.1%

Semiconductors

8.4%

Investment Companies

5.4%

Pipelines

5.1%

Chemicals

4.9%

Retail

4.6%

Oil & Gas Services

4.5%

Other/Cash & Equivalents

23.6%

100.0%

Catalyst/SMH Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmarks:

6 Month Return

1 Year Return

3 Year Return

5 Year Return

Since Inception**

Class A

5.60%

16.05%

4.48%

14.91%

3.45%

Class A with load

-0.49%

9.45%

2.44%

13.55%

2.36%

Class C

5.18%

15.17%

3.71%

14.06%

2.69%

Class I

N/A

N/A

N/A

N/A

5.04%

S&P 500 Total Return Index(a)

16.31%

32.39%

16.18%

17.94%

7.56%

Blended Index  (b)

11.00%

19.33%

12.63%

18.42%

8.86%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  3.43% for

Class A, 4.18% for  Class C  and 3.18% for Class  I shares. Please review the Fund's most recent prospectus for more detail on the  expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

(b) Blended Index reflects an unmanaged portfolio of 50% of the S&P 500 Total Return Index and 50% of the BofA Merrill Lynch U.S. Cash Pay High Yield Index.

** Inception date is May 21, 2008 for Class A, C and the Benchmark and July 1, 2013 for Class I.

Top 10 Holdings by Industry

% of Net Assets

Private Equity

21.9%

Investment Companies

13.7%

Retail

10.1%

Telecommunications

7.9%

REITS

6.3%

Coal

5.0%

Mining

4.9%

Commercial Services

4.8%

Diversified Financial Services

4.4%

Oil & Gas Services

4.3%

Other/Cash & Equivalents

16.7%

100.0%

Catalyst/Groesbeck Growth of Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

3 Year Return

Since Inception**

Class A

11.56%

26.93%

14.52%

12.59%

Class A with load

5.14%

19.63%

12.27%

10.94%

Class C

11.15%

25.98%

13.68%

11.67%

Class I

11.69%

27.24%

14.83%

15.51%

S&P 500 Total Return Index(a)

16.31%

32.39%

16.18%

15.60%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  1.80% for

Class A, 2.55% for Class C, and 1.55% for Class I shares. Please review the Fund's most recent prospectus for more detail on the  expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

** Inception date is December 30, 2009 for Class A, Class C and S&P 500 Total Return Index and November 24, 2010 for Class I.

Top 10 Holdings by Industry

% of Net Assets

Retail

13.2%

Computers

10.2%

Diversified Financial Services

9.3%

Pharmaceuticals

6.9%

Healthcare-Services

4.3%

REITS

4.3%

Household Products/Wares

3.8%

Apparel

3.4%

Media

3.4%

Semiconductors

3.3%

Other/Cash & Equivalents

37.9%

100.0%

Catalyst Strategic Insider Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmarks:

6 Month Return

1 Year Return

3 Year Return

Since Inception**

Class A

10.81%

16.53%

10.28%

12.27%

Class A with load

4.44%

9.79%

8.12%

10.20%

Class C

10.36%

15.48%

9.81%

11.75%

S&P Mid-Cap 400 Total Return Index(a)

16.50%

33.50%

15.64%

18.22%

IQ Hedge Long/Short Beta Index(b)

9.36%

10.32%

5.51%

19.24%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  2.85% for

Class  A,  and  3.60%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a) The “S&P Mid-Cap 400 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., seeks to remain an accurate measure of mid-sized companies, reflecting the risk and return characteristics of the broader mid-cap universe on an on-going basis.

(b) The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies

** Inception date is October 28, 2010.

Top 10 Holdings by Industry

% of Net Assets

Oil & Gas

15.6%

REITS

9.5%

Retail

7.8%

Internet

6.4%

Pharmaceuticals

6.1%

Computers

5.6%

Chemicals

3.7%

Transportation

3.3%

Household Products/Wares

3.3%

Banks

3.3%

Other/Cash & Equivalents

35.4%

100.0%

Catalyst Insider Buying Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

15.05%

38.19%

21.59%

Class A with load

8.45%

30.27%

18.66%

Class C

14.54%

37.19%

21.84%

S&P 500 Total Return Index(a)

16.31%

32.39%

18.52%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  5.73% for

Class  A,  and  6.48%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

** Inception date is July 29, 2011.

Top 10 Holdings by Industry

% of Net Assets

Oil & Gas

17.8%

Pipelines

10.4%

Pharmaceuticals

7.1%

REITS

7.1%

Chemicals

6.8%

Retail

6.8%

Electric

6.6%

Software

3.9%

Internet

3.8%

Distribution/Wholesale

3.8%

Other/Cash & Equivalents

25.9%

100.0%

Catalyst/MAP Global Capital Appreciation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

16.06%

16.80%

12.26%

Class A with load

9.42%

10.08%

9.55%

Class C

15.63%

15.95%

11.41%

MSCI All Country World Stock Index  (a)

15.79%

22.80%

10.83%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  2.07% for

Class  A,  and  2.82%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a)The “MSCI All Country World Stock Index” is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance consisting of 24 developed market country indices.

Investors cannot invest directly in an index or  benchmark.

** Inception date is July 29, 2011.

Top 10 Holdings by Industry

% of Net Assets

Food

13.1%

Telecomminications

11.3%

Pharmaceuticals

8.8%

Machinery-Diversified

7.2%

Software

7.1%

Oil & Gas

6.6%

Beverages

5.0%

Media

4.1%

Retail

4.0%

Agriculture

3.5%

Other/Cash & Equivalents

29.3%

100.0%

Catalyst/MAP Global Total Return Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

9.39%

10.46%

9.20%

Class A with load

3.13%

4.13%

6.56%

Class C

9.04%

9.60%

8.38%

MSCI All Country World Stock Index Net  (a)

15.79%

22.80%

10.83%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  1.99% for

Class  A,  and  2.74%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a)The"MSCI All Country World Stock Index" is maintained by Morgan Stanley Capital International, and is comprised of stocks from both developed and emerging markets.

** Inception date is July 29, 2011.

Top 10 Holdings by Industry

% of Net Assets

Telecommunications

13.4%

Food

7.1%

Beverages

6.1%

Lodging

5.3%

Media

5.4%

Software

4.9%

Pharmaceticals

4.8%

Oil & Gas

4.7%

Commercial Services

4.6%

Banks

4.2%

Other/Cash & Equivalents

39.5%

100.0%

Catalyst/CP Core Equity Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

23.84%

36.87%

23.70%

Class A with load

16.69%

29.05%

20.14%

Class C

23.34%

35.84%

22.79%

S&P 500 Total Return Index(a)

16.31%

32.39%

23.80%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  1.57% for

Class  A,  and  2.32%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

** Inception date is December 22, 2011.

Top 10 Holdings by Industry

% of Net Assets

Diversified Financial Services

8.8%

Commercial Services

7.8%

Chemicals

7.7%

Retail

7.3%

Machinery-Diversified

6.0%

Biotechnology

5.8%

Media

5.6%

Airlines

5.3%

Metal Fabricate/Hardware

4.9%

Private Equity

4.6%

Other/Cash & Equivalents

36.2%

100.0%

Catalyst Insider Long/Short Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

-4.16%

-2.07%

-0.54%

Class A with load

-9.66%

-7.73%

-4.00%

Class C

-4.19%

-2.48%

-1.08%

IQ Hedge Long/Short Beta Index(a)

9.36%

10.32%

16.47%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  4.51% for

Class  A,  and  5.26%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a) The IQ Hedge Long/Short Beta Index attempts to replicate the risk-adjusted return characteristics of the collective hedge funds using a long/short equity investment style. Long/short equity hedge fund managers typically invest on both long and short sides of equity markets and diversify their risks by limiting the net exposure to particular sectors, regions or market capitalizations and focusing on company specific anomalies

** Inception date is April 30, 2012.

Top 10 Holdings by Industry (long only)

% of Net Assets

Oil & Gas

14.5%

Pharmaceuticals

12.1%

REITS

8.8%

Biotechnology

5.4%

Chemicals

3.4%

Aerospace/Defense

3.3%

Internet

3.1%

Real Estate

3.1%

Banks

3.0%

Diversified Financial Services

3.0%

Other/Cash & Equivalents

40.3%

100.0%

Catalyst Event Arbitrage Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return     1 Year Return     3 Year Return     5 Year Return    10 Year Return     Since Inception**

Class A

-0.83%

1.36%

-1.42%

4.21%

2.74%

6.07%

Class A with load

-6.51%

-4.48%

-3.33%

2.98%

2.13%

5.69%

Class C

-1.23%

0.45%

N/A

N/A

N/A

0.94%

Class I

-0.74%

N/A%

N/A

N/A

N/A

2.06%

BofAML 3 Month Treasury Bill Index  (a)

0.03%

0.07%

0.10%

0.12%

1.68%

0.10%

*The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and capital gains and has been adjusted for the Class A maximum applicable sales charge of 5.75%.

Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Past performance is no guarantee of future results. Performance figures for periods greater than 1 year are annualized. As disclosed in the Trust's latest registration statement, the Fund's total annual operating expenses, including the cost of underlying funds, are 2.87% for Class A, 3.62% for Class C and 2.62% for

Class I shares. Please review the Fund's most recent prospectus for more detail on the expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) BofA Merrill Lynch 3-Month U.S. Treasury Bill Index "BofAML 3-Month T-Bill", is an index of short-term U.S. Government securities maturing in 90 days.

** Inception date is July 1, 1997 for Class A (performance prior to July 2, 2012 represents the Fund's predecessor limited partnership) and BofAML 3-Month T-Bill Index, July 2, 2012 for Class C, and March 12, 2013 for Class I.

Top 10 Holdings by Industry

% of Net Assets

Telecommunications

11.0%

Oil & Gas

8.5%

Commercial Services

6.9%

REITS

6.8%

Media

4.9%

Pharmaceuticals

4.6%

Exchange Traded Funds

3.7%

Oil & Gas Services

3.2%

Savings & Loans

2.8%

Retail

2.6%

Other/Cash & Equivalents

44.9%

100.0%

Catalyst/Lyons Tactical Allocation Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

Since Inception**

Class A

19.49%

38.45%

29.32%

Class A with load

12.61%

30.47%

24.31%

Class C

19.12%

37.37%

28.42%

S&P 500 Total Return Index(a)

16.31%

32.39%

25.12%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  2.23% for

Class  A,  and  2.98%  for  Class  C  shares.  Please  review  the  Fund's  most  recent  prospectus  for  more  detail on  the  expense  waiver. For  performance information  current to  the most  recent month-end,  please call  toll-free  1-

866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

** Inception date is July 2, 2012.

Top 10 Holdings by Industry

% of Net Assets

Computers

11.0%

Aerospace/Defense

11.0%

Pharmaceuticals

10.4%

Oil & Gas

8.0%

Agriculture

7.1%

Software

7.1%

Advertising

3.7%

Electrical Components & Equipment

3.7%

Toys/Games/Hobbies

3.7%

Media

3.6%

Other/Cash & Equivalents

30.7%

100.0%

Catalyst/Princeton Floating Rate Income Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return    Since Inception**

Class A

5.04%

8.81%

Class A with load

0.03%

3.63%

Class C

4.55%

7.95%

Class I

5.14%

9.04%

S&P/LSTA U.S. Leveraged Loan 100 Index  (a)

1.93%

5.12%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A maximum  applicable  sales  charge  of  4.75%.  Current  performance  may  be  lower  or  higher  than  the  performance  data  quoted  above.  Investment  return  and  principal  value  will  fluctuate,  so  that shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the

redemptions  of  Fund  shares.   Past  performance  is  no  guarantee of  future  results.  Performance  figures  for periods  greater than  1 year  are  annualized.  The Fund's  manager has  contractually  agreed to  reduce  its  fees  and/or  absorb  expenses  of  the  Fund,  at  least  until  December  31,  2013,  to  ensure  that  the  net  annual  fund  operating  expenses  will,  including  the  cost  of  underlying  fund  do  not exceed  1.59%  for  Class  A  and  2.34%  for  Class  C,  and  1.34%  for  Class  I,  subject  to  possible  recoupment  from  the  Fund  in  future  years.  Without  these  waivers,  the  Fund's  total  annual  operating expenses  would have been  3.37%, 4.12% and 3.12% for  Class  A,  Class  C  and Class  I  shares, respectively. Please  review the  Fund's  most  recent  prospectus for  more detail  on  the  expense waiver.

For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The S&P/LSTA U.S. Leveraged Loan 100 Index is a market value-weighted index designed to measure the performance of the U.S. leveraged loan market. The Index consists of 100 loan facilities drawn from a larger benchmark - the S&P/SLTA (Loan Syndications and Trading Association) Leveraged Loan Index (LLI).

** Inception date is December 31, 2012.

Top Holdings by Investment

% of Net Assets

Bank Loans

86.6%

Corporate Bonds

12.4%

Exchange Traded Funds

6.4%

Other/Cash & Equivalents

(5.4)%

100.0%

Catalyst Hedged Futures Strategy Fund

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund's performance figures* for the period ending December 31, 2013, compared to its benchmark:

6 Month Return

1 Year Return

3 Year Return

5 Year Return

Since Inception**

Class A

-4.20%

-3.33%

7.66%

9.10%

18.10%

Class A with load

-9.72%

-8.86%

5.54%

7.81%

17.25%

Class C

N/A

N/A

N/A

N/A

-4.50%

Class I

N/A

N/A

N/A

N/A

-4.30%

S&P 500 Total Return Index  (a)

16.31%

32.39%

16.18%

17.94%

7.02%

*The  performance  data  quoted  here  represents  past  performance.  The  performance  comparison  includes  reinvestment  of  all  dividends  and  capital  gains  and  has  been  adjusted  for  the  Class  A  maximum  applicable  sales charge of 5.75%. Current performance may be lower or  higher than the performance data quoted above. Investment return and principal value will fluctuate,  so that  shares, when  redeemed, may  be worth more or  less than

their  original  cost.   The  returns  shown  do  not  reflect  the  deduction  of  taxes  that  a  shareholder  would  pay  on  Fund  distributions  or  on  the  redemptions  of  Fund  shares.   Past  performance  is  no  guarantee  of  future  results.

Performance  figures  for  periods  greater  than  1  year  are  annualized.  As  disclosed  in  the  Trust's  latest  registration  statement,  the  Fund's  total  annual  operating  expenses,  including  the  cost  of  underlying  funds, are  2.23% for

Class A, 2.98% for  Class C  and 1.98% for Class  I shares. Please review the Fund's most recent prospectus for more detail on the  expense waiver. For performance information current to the most recent month-end, please call toll-free 1-866-447-4228.

(a) The “S&P 500 Total Return Index”, a registered trademark of McGraw-Hill Co., Inc., is a market capitalization-weighted index of 500 widely held common stocks.

** Inception date is December 16, 2005 for Class A (performance prior to September 3, 2013 represents the Fund's predecessor limited partnership) and the S&P 500 Total Return Index and August 30, 2013 for Class C

and I.

CATALYST FUNDS

CATALYST SMALL CAP INSIDER BUYING FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 93.8%

AEROSPACE/DEFENSE - 2.9%

255,000

Kratos Defense & Security Solutions, Inc.  *

$

1,958,400

AUTO PARTS & EQUIPMENT - 1.5%

5,000

Accuride Corp.  *

18,650

132,000

Commercial Vehicle Group, Inc.  *

959,640

978,290

BANKS - 6.4%

38,600

Bridge Bancorp, Inc.

1,003,600

45,000

Hanmi Financial Corp.

985,050

47,000

Independent Bank Group, Inc.

2,334,020

4,322,670

BIOTECHNOLOGY - 10.2%

300,000

Advaxis, Inc.  *

1,272,000

875,356

Amarin Corp. PLC - ADR  *

1,724,451

43,000

Coronado Biosciences, Inc.  *

113,090

25,000

Intrexon Corp.  *  †

595,000

320,000

Merrimack Pharmaceuticals, Inc.  *

1,708,800

25,000

Onconova Therapeutics, Inc.  *

287,000

114,147

OvaScience, Inc.  *

1,043,304

14,000

Retrophin, Inc.  *

98,000

6,841,645

COAL - 1.7%

31,000

Natural Resource Partners LP

618,140

30,000

Walter Energy, Inc. †

498,900

1,117,040

COMMERCIAL SERVICES - 2.4%

468,000

Cenveo, Inc.  *

1,609,920

COMPUTERS - 2.7%

438,500

Acorn Energy, Inc.

1,784,695

DISTRIBUTION/WHOLESALE - 2.4%

349,217

Speed Commerce, Inc.  *

1,630,843

DIVERSIFIED FINANCIAL SERVICES - 3.6%

106,000

Hannon Armstrong Sustainable Infrastructure Capital, Inc.

1,479,760

58,000

ZAIS Financial Corp.

929,740

2,409,500

ENERGY-ALTERNATE SOURCES - 0.0%

1,200

USA Synthetic Fuel Corp.  *

2,100

ENVIRONMENTAL CONTROL - 2.7%

110,000

Nuverra Environmental Solutions, Inc.  *

1,846,900

HEALTHCARE-PRODUCTS - 3.8%

181,000

AxoGen, Inc.  *

812,690

20,000

Digirad Corp.

74,000

790,000

Navidea BioPharmaceuticals  *

1,635,300

2,521,990

HOUSEHOLD PRODUCTS/WARES - 0.0%

32,000

Kid Brands, Inc.  *

32,640

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST SMALL CAP INSIDER BUYING FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 93.8% (Continued)

INTERNET - 5.2%

197,805

Chegg, Inc.  *

$

1,683,321

310,000

Tremor Video, Inc.  *  †

1,798,000

3,481,321

INVESTMENT COMPANIES - 2.2%

15,000

Fifth Street Senior Floating Rate Corp.

198,600

29,000

OFS Capital Corp.

372,070

56,000

THL Credit, Inc.

923,440

1,494,110

LEISURE TIME - 1.7%

134,000

Nautilus, Inc.  *

1,129,620

MINING - 1.0%

58,816

Coeur Mining, Inc.  *

638,154

MISCELLANEOUS MANUFACTURING - 1.8%

45,000

FreightCar America, Inc.

1,197,900

OIL & GAS - 3.6%

15,000

Energy XXI Bermuda Ltd.

405,900

431,000

Halcon Resources Corp.  *

1,663,660

20,000

LRR Energy LP

340,600

2,410,160

OIL & GAS SERVICES - 6.8%

45,829

Lehigh Gas Partners LP

1,310,709

91,300

Sprague Resources LP  *

1,665,312

62,500

Western Refining Logistics LP  *

1,616,875

4,592,896

PHARMACEUTICALS - 11.0%

204,000

Galectin Therapeutics, Inc.  *

1,648,320

10,000

Kindred Biosciences, Inc.  *

111,400

52,000

Lannett Co., Inc.  *

1,721,200

13,600

Mannatech, Inc.  *

230,656

87,331

Repros Therapeutics, Inc.  *

1,598,157

330,000

Synta Pharmaceuticals Corp.  *

1,729,200

37,180

TetraLogic Pharmaceuticals Corp.  *

353,954

7,392,887

PIPELINES - 2.5%

84,848

Midcoast Energy Partners LP  *

1,658,778

REITS - 12.3%

25,000

American Campus Communities, Inc.

805,250

140,000

American Realty Capital Properties, Inc.

1,800,400

63,000

Ares Commercial Real Estate Corp.

825,300

35,210

CatchMark Timber Trust, Inc. - Cl. A  *

491,180

60,000

Franklin Street Properties Corp.

717,000

65,000

Invesco Mortgage Capital, Inc.

954,200

67,990

Owens Realty Mortgage, Inc.

824,039

54,394

Silver Bay Realty Trust Corp.

869,760

53,000

Terreno Realty Corp.

938,100

8,225,229

RETAIL - 0.4%

33,100

Gordmans Stores, Inc.

253,877

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST SMALL CAP INSIDER BUYING FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 93.8% (Continued)

SAVINGS & LOANS - 1.9%

95,000

Banc of California, Inc.

$

1,273,950

SOFTWARE - 0.6%

11,500

Datawatch Corp.  *

391,115

TRANSPORTATION - 2.5%

39,401

Martin Midstream Partners LP

1,686,363

TOTAL COMMON STOCK (Cost - $60,537,471)

62,882,993

Expiration Date -

WARRANTS - 4.7%

Exercise Price

CHEMICALS - 4.7%

20,380

Tronox Ltd. - Class A *

02/14/2018 - $61.84

1,563,350

21,050

Tronox Ltd. - Class B *

02/14/2018 - $68.24

1,586,112

TOTAL WARRANTS (Cost - $2,198,564)

3,149,462

SHORT-TERM INVESTMENTS - 23.0%

15,429,434

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **(a)

15,429,434

TOTAL SHORT-TERM INVESTMENTS (Cost - $15,429,434)

15,429,434

TOTAL INVESTMENTS - 121.5% (Cost - $78,165,469) (b)

$

81,461,889

LIABILITIES LESS OTHER ASSETS - (21.5%)

(14,397,983)

NET ASSETS - 100.0%

$

67,063,906

LP - Limited Partnership

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

† Security, or a portion of the security, is out on loan at December 31, 2013. Total loaned securities had a value of $12,841,749 at December 31, 2013.

(a) A portion of this security was purchased with cash received as collateral for securities on loan at December 31, 2013. Total collateral had a value of $12,935,276 on

December 31, 2013.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $78,300,147 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation   $

5,037,302

Unrealized depreciation

(1,875,559)

Net unrealized appreciation   $

3,161,742

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

UNITED STATES

98.5%

Total Equity Holdings

98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/SMH HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 0.0%

LODGING - 0.0%

460

Trump Entertainment Resorts, Inc.  *^#

$

-

TOTAL COMMON STOCK (Cost - $613,544)

-

Principal

CONVERTIBLE BONDS - 0.1%

SEMICONDUCTORS - 0.1%

8,669,000

Energy Conversion Devices, Inc.  † #

120,499

TOTAL CONVERTIBLE BONDS (Cost - $2,935,593)

120,499

CORPORATE BONDS - 95.2%

CHEMICALS - 4.9%

3,692,000

Momentive Performance Materials, Inc., 8.875%, 10/15/2020

3,885,830

COAL - 10.7%

4,154,000

Alpha Natural Resources, Inc., 9.75%, 4/15/2018

4,403,240

5,069,000

Arch Coal, Inc., 7.00%, 6/15/2019

4,029,855

8,433,095

COMMERCIAL SERVICES - 4.4%

3,999,000

ADT Corp., 3.50%, 7/15/2022

3,480,938

DIVERSIFIED FINANCIAL SERVICES - 1.6%

1,200,000

GFI Group, Inc., 10.375%, 7/19/2018

1,245,000

HOME BUILDERS - 4.3%

3,172,000

Beazer Homes USA, Inc., 9.125%, 5/15/2019

3,394,040

INVESTMENT COMPANIES - 5.4%

4,077,000

Prospect Capital Corp., 5.50%, 8/15/2016

4,270,658

LODGING - 4.3%

3,312,000

Caesars Entertainment Operating Co, Inc., 11.25%, 6/1/2017

3,369,960

MINING - 9.5%

3,613,000

Molycorp, Inc., 10.00%, 6/1/2020

3,585,902

3,535,000

Thompson Creek Metals Company, 9.75%, 12/1/2017

3,888,500

7,474,402

OIL & GAS - 14.2%

2,910,000

Breitburn Energy Partners LP, 8.625%, 10/15/2020

3,128,250

3,416,000

Northern Oil and Gas, Inc., 8.00%, 6/1/2020

3,578,260

4,440,000

Penn Virginia Corp., 7.25%, 4/15/2019

4,551,000

11,257,510

OIL & GAS SERVICES - 4.5%

3,604,000

Forbes Energy Services Ltd.,  9.00%, 6/15/2019

3,531,920

PIPELINES - 5.1%

3,892,000

Niska Gas Storage US LLC, 8.875%, 3/15/2018

4,047,680

RETAIL - 4.6%

5,797,000

Radioshack Corporation, 6.75%, 5/15/2019

3,623,125

SEMICONDUCTORS - 8.4%

3,800,000

Advanced Micro Devices, Inc., 7.75%, 8/1/2020

3,771,500

2,759,000

Amkor Technology, Inc., 7.375%, 5/1/2018

2,910,745

6,682,245

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/SMH HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal

Value

CORPORATE BONDS - 95.2% (Continued)

TELECOMMUNICATIONS - 9.1%

7,817,000

NII Capital Corp., 7.625%, 4/1/2021

$

3,204,970

3,701,000

Sprint Capital Corp.,  8.75%, 3/15/2032

3,969,322

7,174,292

TRANSPORTATION - 4.3%

3,165,000

PHI, Inc., 8.625%, 10/15/2018

3,402,375

TOTAL CORPORATE BONDS (Cost - $79,169,566)

75,273,070

TOTAL INVESTMENTS - 95.3% (Cost - $82,718,703) (a)

$

75,393,569

OTHER ASSETS LESS LIABILITIES - 4.7%

3,694,664

NET ASSETS - 100.0%

$

79,088,233

LLC - Limited Liability Company

LP - Limited Partnership

* Non-income producing security

^ The security is illiquid; the security represents 0.00% of net assets

† Represents issuer in default on interest payments; non-income producing security.

# The value of this security has been determined in good faith under policies of the Board of Trustees.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $82,718,703 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

1,602,447

Unrealized depreciation

(8,927,581)

Net unrealized depreciation

$

(7,325,134)

As of December 31, 2013, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

CANADA

9.5%

UNITED STATES

85.7%

Total Debt and Equity Holdings

95.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/SMH TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

Decmber 31, 2013

Shares

Value

COMMON STOCK - 50.2%

INVESTMENT COMPANIES - 13.3%

123,463

Apollo Investment Corp.

$

1,046,966

108,000

Fifth Street Finance Corp.

999,000

116,675

PennantPark Investment Corp.

1,353,430

126,900

Prospect Capital Corp.

1,423,818

64,700

Solar Capital Ltd.

1,458,985

6,282,199

LODGING - 0.0%

121

Trump Entertainment Resorts, Inc.  *^#

-

PRIVATE EQUITY - 21.9%

107,400

American Capital Ltd.  *

1,679,736

86,000

Apollo Global Management LLC - Cl. A

2,718,460

101,860

Blackstone Group LP

3,208,590

113,000

KKR & Co. LP

2,750,420

10,357,206

REITS - 6.3%

448,100

Chimera Investment Corp.

1,389,110

68,300

CommonWealth REIT

1,592,073

2,981,183

RETAIL - 5.8%

112,900

Ezcorp, Inc.  *(a)

1,319,801

77,700

Francesca's Holdings Corp.  *(a)

1,430,457

2,750,258

TOYS/GAMES/HOBBIES - 2.9%

170,000

LeapFrog Enterprises, Inc. - Cl. A  *(a)

1,349,800

TOTAL COMMON STOCK (Cost - $22,276,722)

23,720,646

EXCHANGE TRADED FUNDS - 1.9%

EQUITY FUND - 1.9%

76,300

iShares Mortgage Real Estate Capped ETF

878,976

TOTAL EXCHANGE TRADED FUNDS (Cost - $917,020)

878,976

Principal

CONVERTIBLE BONDS - 0.2%

SEMICONDUCTORS - 0.2%

5,543,000

Energy Conversion Devices, Inc., 8.20%, † #

77,048

TOTAL CONVERTIBLE BONDS (Cost - $1,906,297)

77,048

CORPORATE BONDS - 45.5%

CHEMICALS - 0.7%

297,000

Momentive Performance Materials, Inc., 8.875%, 10/15/2020

312,593

COAL - 5.0%

3,000,000

Arch Coal, Inc., 7.00%, 6/15/2019

2,385,000

COMMERCIAL SERVICES - 4.8%

2,620,000

ADT Corp., 3.50%, 7/15/2022

2,280,584

DIVERSIFIED FINANCIAL SERVICES - 4.4%

2,000,000

GFI Group, Inc., 10.375%, 7/19/2018

2,075,000

The accompanying notes are an integ ral part of these financial statements.

CATALYST FUNDS

CATALYST/SMH TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Decmber 31, 2013

Principal

Value

CORPORATE BONDS - 45.5% (Continued)

HOME BUILDERS - 0.3%

117,000

Beazer Homes USA, Inc., 9.125%, 5/15/2019

$

125,190

INVESTMENT COMPANIES - 0.4%

200,000

Prospect Capital Corp., 5.75%, 3/15/2018

210,750

LODGING - 2.9%

1,347,000

Caesars Entertainment Operating Co., Inc., 11.25%, 6/1/2017

1,370,572

MINING - 4.9%

2,338,000

Molycorp, Inc., 10.00%, 6/1/2020

2,320,465

OIL & GAS - 0.3%

118,000

Penn Virginia Corp., 7.25%, 4/15/2019

120,950

OIL & GAS SERVICES - 4.3%

2,068,000

Forbes Energy Services Ltd., 9.00%, 6/15/2019

2,026,640

PIPELINES - 2.9%

1,305,000

Niska Gas Storage US LLC, 8.875%, 3/15/2018

1,357,200

RETAIL - 4.3%

3,262,000

Radioshack Corporation, 6.75%, 5/15/2019

2,038,750

SEMICONDUCTORS - 2.4%

1,142,000

Advanced Micro Devices, Inc., 7.75%, 8/1/2020

1,133,435

TELECOMMUNICATIONS - 7.9%

3,457,000

NII Capital Corp., 7.625%, 4/1/2021

1,417,370

2,150,000

Sprint Capital Corp., 8.75%, 3/15/2032

2,305,875

3,723,245

TOTAL CORPORATE BONDS (Cost - $23,397,936)

21,480,374

Shares

SHORT-TERM INVESTMENTS - 1.3%

634,058

Fidelity Institutional Money Market Portfolio, Class I, 0.08%**

TOTAL SHORT-TERM INVESTMENTS (Cost - $634,058)

634,058

TOTAL INVESTMENTS - 99.1% (Cost - $49,132,033) (c)

$

46,791,102

OTHER ASSETS LESS LIABILITIES - 0.9%

438,886

NET ASSETS - 100.0%

$

47,229,988

Contracts (b)

Expiration Date -

CALL OPTIONS WRITTEN - (0.1%)

Exercise Price

Value

1,129

EZCORP, Inc.  *

06/21/2014 - $15.00

$

31,048

777

Francescas Holdings Corp.  *

03/22/2014 - $30.00

11,655

1,700

Leapfrog Enterprises, Inc.  *

01/18/2014 - $12.50

8,500

TOTAL CALL OPTIONS WRITTEN (Premiums received- $67,511) (c)

$

51,203

The accompanying notes are an integ ral part of these financial statements.

CATALYST FUNDS

CATALYST/SMH TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

Decmber 31, 2013

LLC - Limited Liability Company

LP - Limited Partnership

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

^ The security is illiquid; the security represents 0.00% of net assets

# The value of this security has been determined in good faith under policies of the Board of Trustees.

† Represents issuer in default on interest payments

(a) All or portion of this security is segregated as collateral for call options written.

(b) Each contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written is $48,959,533 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

3,314,885

Unrealized depreciation

(5,534,519)

Net unrealized depreciation

$

(2,219,634)

As of December 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

UNITED STATES

97.8%

Total Debt and Equity Holdings

97.8%

Percentages in the above table are based on net assets of the Fund as of December 31, 2013.

The accompanying notes are an integ ral part of these financial statements.

CATALYST FUNDS

CATALYST/GROESBECK GROWTH OF INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 98.2%

AEROSPACE/DEFENSE - 3.2%

5,295

United Technologies Corp.

$

602,571

APPAREL - 3.4%

10,000

VF Corp.

623,400

BIOTECHNOLOGY - 3.1%

5,105

Amgen, Inc.

582,787

CHEMICALS - 3.0%

4,285

Praxair, Inc.

557,178

COMPUTERS - 10.2%

1,200

Apple, Inc.

673,332

25,000

Hewlett-Packard Co.

699,500

2,830

International Business Machines Corp.

530,823

1,903,655

COSMETICS/PERSONAL CARE - 2.6%

7,520

Colgate-Palmolive Co.

490,379

DIVERSIFIED FINANCIAL SERVICES - 9.3%

1,810

BlackRock, Inc. - Cl. A

572,811

6,750

T Rowe Price Group, Inc.

565,446

2,640

Visa, Inc. - Cl. A

587,875

1,726,132

FOOD - 2.8%

10,600

General Mills, Inc.

529,046

HEALTHCARE-PRODUCTS - 2.7%

7,150

Baxter International, Inc.

497,287

HEALTHCARE-SERVICES - 4.3%

10,655

UnitedHealth Group, Inc.

802,321

HOUSEHOLD PRODUCTS/WARES - 3.8%

7,415

Tupperware Brands Corp.

700,940

MEDIA - 3.4%

9,000

Time Warner, Inc.

627,480

MISCELLANEOUS MANUFACTURING - 3.2%

6,125

Dover Corp.

591,307

OIL & GAS - 2.9%

4,280

Chevron Corp.

534,615

PACKAGING & CONTAINERS - 2.9%

5,100

Rock Tenn Co.

535,551

PHARMACEUTICALS - 6.9%

8,450

Abbott Laboratories

323,888

8,450

AbbVie, Inc.

446,244

9,430

Questcor Pharmaceuticals, Inc.

513,463

1,283,595

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/GROESBECK GROWTH OF INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 98.2% (Continued)

PIPELINES - 3.3%

8,030

Kinder Morgan Management LLC  *

$

607,547

REITS - 4.3%

8,500

Digital Realty Trust, Inc.

417,520

6,700

Ventas, Inc.

383,776

801,296

RETAIL - 13.2%

9,000

Buckle, Inc.

473,040

8,740

Coach, Inc.

490,576

9,300

GNC Holdings, Inc. - Cl. A

543,585

4,610

McDonald's Corp.

447,308

6,350

Wal-Mart Stores, Inc.

499,681

2,454,190

SEMICONDUCTORS - 3.3%

8,375

QUALCOMM, Inc.

621,844

SOFTWARE - 3.2%

15,830

Microsoft Corp.

592,517

TRANSPORTATION - 3.2%

20,875

CSX Corp.

600,574

TOTAL COMMON STOCK (Cost - $13,883,711)

18,266,212

SHORT-TERM INVESTMENTS - 1.8%

335,272

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **

TOTAL SHORT-TERM INVESTMENTS (Cost - $335,272)

335,272

TOTAL INVESTMENTS - 100.0% (Cost - $14,218,983) (a)

$       18,601,484

OTHER ASSETS LESS LIABILITIES - (0.0%)

3,722

NET ASSETS - 100.0%

$       18,605,206

LLC - Limited Liability Company.

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $14,218,983 and differs from market value by net unrealized appreciation

(depreciation) of securities as follows:

Unrealized appreciation   $

4,537,634

Unrealized depreciation

(155,133)

Net unrealized appreciation   $

4,382,501

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

United States

98.2%

Total Equity Holdings

98.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST STRATEGIC INSIDER FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 98.5%

BANKS - 3.3%

59,840

KeyCorp (a)

$

803,053

BUILDING MATERIALS - 3.2%

19,174

Owens Corning  *

780,765

CHEMICALS - 3.7%

51,643

Valhi, Inc. (a)

907,884

COAL - 2.1%

25,564

Natural Resource Partners LP †

509,746

COMMERCIAL SERVICES - 2.2%

18,230

Iron Mountain, Inc. †(a)

553,280

COMPUTERS - 5.6%

54,094

Cadence Design Systems, Inc.  *(a)

758,398

68,890

Fusion-io, Inc.  *†

613,810

1,372,208

ENTERTAINMENT - 3.0%

20,852

International Speedway Corp.

740,038

FOREST PRODUCTS & PAPER - 3.2%

14,207

KapStone Paper and Packaging Corp.  *

793,603

GAS - 3.0%

17,725

UGI Corp.

734,878

HEALTHCARE-SERVICES - 3.2%

18,796

Tenet Healthcare Corp.  *

791,688

HOME BUILDERS - 2.6%

28,703

Taylor Morrison Home Corp. - Cl. A  *(a)

644,382

HOUSEHOLD PRODUCTS/WARES - 3.3%

120,659

ACCO Brands Corp.  *

810,829

INTERNET - 6.4%

86,946

Chegg, Inc.  *

739,910

35,656

Symantec Corp. (a)

840,768

1,580,678

MINING - 3.1%

20,373

Freeport-McMoRan Copper & Gold, Inc. (a)

768,877

The accompanying notes are an integr   al part of these financial statements.

CATALYST FUNDS

CATALYST STRATEGIC INSIDER FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 98.5% (Continued)

OIL & GAS - 15.6%

7,000

Continental Resources, Inc.  *(a)

$

787,640

24,008

Energy XXI Bermuda Ltd. (a)

649,656

201,958

Halcon Resources Corp.  *†

779,558

12,343

Linn Energy LLC †(a)

380,041

95,000

Magnum Hunter Resources Corp.  *

694,450

29,412

Matador Resources Co.  *

548,240

3,839,585

PHARMACEUTICALS - 6.1%

23,000

Lannett Co., Inc.  *

761,300

88,006

Opko Health, Inc.  *  †

742,771

1,504,071

PIPELINES - 2.6%

11,332

Energy Transfer Partners LP

648,757

REAL ESTATE - 2.5%

5,210

Howard Hughes Corp  *(a)

625,721

REITS - 9.5%

58,065

American Realty Capital Properties, Inc. (a)

746,716

16,531

Digital Realty Trust, Inc. (a)

812,003

87,000

Summit Hotel Properties, Inc.

783,000

2,341,719

RETAIL - 7.8%

14,238

Coach, Inc. (a)

799,179

18,853

Copart, Inc.  *(a)

690,962

17,424

Sears Hometown and Outlet Stores, Inc.  *

444,312

1,934,453

SOFTWARE - 3.2%

17,000

Akamai Technologies, Inc.  *(a)

802,060

TRANSPORTATION - 3.3%

19,147

Martin Midstream Partners LP (a)

819,492

TOTAL COMMON STOCK (Cost - $23,745,393)

24,307,767

SHORT-TERM INVESTMENTS - 13.9%

3,445,783

Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (b)

TOTAL SHORT-TERM INVESTMENTS (Cost - $3,445,783)

3,445,783

TOTAL INVESTMENTS - 112.4% (Cost - $27,191,176) (d)

$

27,753,550

LIABILITIES LESS OTHER ASSETS - (12.4%)

(3,066,242)

NET ASSETS - 100.0%

$

24,687,308

Contracts (c)

Expiration Date -

Exercise Price

CALL OPTIONS WRITTEN - (3.1%)

330

iShares Russell 2000 ETF

03/22/2014 - $113.00

168,300

646

iShares Russell 2000 ETF

03/22/2014 - $115.00

250,002

232

SPDR S&P Midcap 400 ETF Trust

03/22/2014 - $240.00

206,480

228

SPDR S&P Midcap 400 ETF Trust

03/22/2014 - $245.00

129,732

TOTAL CALL OPTIONS WRITTEN (Premiums received - $550,393) (d)

754,514

The accompanying notes are an integr   al part of these financial statements.

CATALYST FUNDS

CATALYST STRATEGIC INSIDER FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

 † Security, or a portion of the security, is out on loan at  December 31, 2013. Total loaned securities had a value of $2,625,680 at December 31, 2013.

 LLC - Limited Liability Company

 LP - Limited Partnership

(a) All or a portion of this security is segregated as collateral for call options written.

(b) A portion of this security was purchased with cash received as collateral for securities on loan at  December 31, 2013. Total collateral had a value of

$2,663,448 on December 31, 2013.

(c) Each contract is equivalent to 100 shares of common stock.

(d) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $26,631,901 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

1,138,094

Unrealized depreciation

(770,959)

Net unrealized appreciation

$

367,135

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Long Percentage

BERMUDA

2.6%

UNITED STATES

95.9%

Total Equity Holdings

98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integr   al part of these financial statements.

CATALYST FUNDS

CATALYST INSIDER BUYING FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 98.5%

APPAREL - 3.4%

44,240

VF Corp.

$

2,757,922

AUTO MANUFACTURERS - 3.5%

181,562

Ford Motor Co.

2,801,502

BANKS - 3.7%

217,929

KeyCorp

2,924,607

BEVERAGES - 3.4%

35,895

Green Mountain Coffee Roasters, Inc.  *

2,712,944

CHEMICALS - 6.8%

22,106

Air Products & Chemicals, Inc.

2,471,009

62,065

Mosaic Co.

2,933,812

5,404,821

DISTRIBUTION/WHOLESALE - 3.8%

63,630

Fastenal Co.

3,023,061

ELECTRIC - 6.6%

84,494

Public Service Enterprise Group, Inc.

2,707,188

62,423

Southern Co.

2,566,210

5,273,398

FOOD - 3.4%

76,467

Mondelez International, Inc.

2,699,285

INTERNET - 3.8%

128,957

Symantec Corp.

3,040,806

MINING - 3.6%

75,175

Freeport-McMoRan Copper & Gold, Inc.

2,837,103

OIL & GAS - 17.8%

97,758

Chesapeake Energy Corp.

2,653,152

26,900

Continental Resources, Inc. *

3,026,788

16,850

EOG Resources, Inc.

2,828,104

5,123

Linn Energy LLC

157,737

28,713

Occidental Petroleum Corp.

2,730,606

35,953

Phillips 66

2,773,055

14,169,442

OIL & GAS SERVICES - 3.4%

175,191

Weatherford International Ltd  *

2,713,709

PHARMACEUTICALS - 7.1%

27,418

Valeant Pharmaceuticals International, Inc.  *

3,218,873

75,986

Zoetis, Inc.

2,483,982

5,702,855

PIPELINES - 10.4%

46,847

Energy Transfer Partners LP

2,681,991

82,419

Kinder Morgan, Inc.

2,967,084

50,648

ONEOK Partners LP

2,666,617

8,315,692

REITS - 7.1%

287,408

Annaly Capital Management, Inc.

2,865,458

49,102

Ventas, Inc.

2,812,563

5,678,021

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST INSIDER BUYING FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 98.5% (Continued)

RETAIL - 6.8%

47,389

Coach, Inc.

$

2,659,945

33,240

Home Depot, Inc.

2,736,982

5,396,927

SOFTWARE - 3.9%

65,355

Akamai Technologies, Inc.  *

3,083,449

TOTAL COMMON STOCK (Cost - $75,491,887)

78,535,544

SHORT-TERM INVESTMENTS - 3.7%

2,946,908

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,946,908)

2,946,908

TOTAL INVESTMENTS - 102.2% (Cost - $78,438,795) (a)

$

81,482,452

LIABILITIES LESS OTHER ASSETS - (2.2%)

(1,729,451)

NET ASSETS - 100.0%

$

79,753,001

 LLC - Limited Liability Company

LP - Limited Partnership

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily

 (a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $78,437,204 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation     $

3,304,917

Unrealized depreciation

(259,669)

Net unrealized appreciation     $

3,045,248

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

UNITED STATES

98.5%

Total Equity Holdings

98.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 94.9%

AEROSPACE/DEFENSE - 2.1%

53,000

Kratos Defense & Security Solutions, Inc.  *

$

407,040

AGRICULTURE - 3.5%

338,900

Afgri Ltd.

211,677

6,000

Imperial Tobacco Group PLC

466,680

678,357

AUTO MANUFACTURERS - 1.7%

20,700

Ford Motor Co. (a)

319,401

BEVERAGES - 5.0%

4,565

Corby Spirit and Wine Ltd.

80,383

3,055

Heineken Holding NV

193,559

9,300

Molson Coors Brewing Co. (a)

522,195

219,600

Oldtown Bhd

174,302

970,439

CHEMICALS - 1.5%

9,000

Potash Corp. of Saskatchewan, Inc. (a)

296,640

CLOSED-END FUNDS - 0.8%

10,750

Central Fund of Canada Ltd.

142,438

COMMERCIAL SERVICES - 1.8%

201,000

Bangkok Expressway PCL

205,760

4,500

Weight Watchers International, Inc.

148,185

353,945

COMPUTERS - 1.2%

26,500

Brocade Communications Systems, Inc.  *(a)

235,055

DIVERSIFIED FINANCIAL SERVICES - 0.5%

11,731

JSE Ltd.

100,377

ELECTRIC - 3.2%

4,000

Consolidated Edison, Inc. (a)

221,120

16,780

GDF Suez

395,228

616,348

FOOD - 13.1%

27,650

Alliance Grain Traders, Inc.

428,948

8,700

Campbell Soup Co.

376,536

7,000

Ingredion, Inc.

479,220

5,500

Nestle SA

404,745

62,130

Retail Food Group Ltd.

255,732

242,000

Ridley Corp. Ltd.

187,308

14,000

Snyders-Lance, Inc.

402,080

2,534,569

HOUSEHOLD PRODUCTS/WARES - 2.0%

24,000

Reckitt Benckiser Group PLC

386,160

INTERNET - 2.6%

2,500

eBay, Inc.  *(a)

137,225

156,500

TeleCommunication Systems, Inc.  *

363,080

500,305

LODGING - 1.5%

125,000

Shangri-La Asia Ltd.

243,754

850

Societe des Bains de Mer et du Cercle des Etrangers a Monaco

46,845

290,599

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 94.9% (Continued)

MACHINERY-DIVERSIFIED - 7.2%

8,000

AGCO Corp. (a)

$

473,520

3,500

Lindsay Corp.

289,625

10,000

Rheinmetall AG

617,874

1,381,019

MEDIA - 4.1%

10,000

Metropole Television SA

229,404

4,420

RTL Group SA

566,054

795,458

MISCELLANEOUS MANUFACTURING - 2.4%

59,000

Orkla ASA

459,970

OIL & GAS - 6.6%

1,900

BP PLC - ADR

92,359

6,200

Canadian Oil Sands Ltd.

116,622

5,000

Eni SpA - ADR

242,450

4,500

Royal Dutch Shell PLC

320,715

8,000

Statoil ASA - ADR (a)

193,040

5,000

Total SA

306,350

1,271,536

PHARMACEUTICALS - 8.8%

6,000

Forest Laboratories, Inc.  *(a)

360,180

5,250

Johnson & Johnson

480,847

6,200

Novartis AG (a)

498,356

2,500

Shire PLC

353,225

1,692,608

RETAIL - 4.0%

88,900

Wendy's Co. (a)

775,208

SOFTWARE - 7.1%

12,600

Microsoft Corp. (a)

471,618

45,500

Seachange International, Inc.  *

553,280

12,700

VeriFone Systems, Inc.  *(a)

340,614

1,365,512

TELECOMMUNICATIONS - 11.3%

29,000

Cisco Systems, Inc. (a)

651,050

45,000

Television Broadcasts LTD  *

300,921

18,000

Vodafone Group PLC

707,580

20,000

Vivendi  *

527,835

2,187,386

WATER - 2.9%

24,400

Suez Environnement Co.

437,879

395,500

Thai Tap Water Supply PCL

120,856

558,735

TOTAL COMMON STOCK (Cost - $15,856,389)

18,319,105

SHORT-TERM INVESTMENTS - 5.0%

953,945

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **

TOTAL SHORT-TERM INVESTMENTS (Cost - $953,945)

953,945

TOTAL INVESTMENTS - 99.9% (Cost - $16,810,334) (c)

$

19,273,050

OTHER ASSETS LESS LIABILITIES - 0.1%

25,035

NET ASSETS - 100.0%

$

19,298,085

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL CAPITAL APPRECIATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Expiration Date -

Contracts (b)

Exercise Price

Value

CALL OPTIONS WRITTEN - (0.8%)

15

AGCO Corporation

05/17/2014 - $60.00

$

4,950

50

Brocade Comms. Systems, Inc.

01/18/2014 - $5.50

16,875

20

Cisco Systems, Inc.

01/18/2014 - $22.00

1,000

60

Cisco Systems, Inc.

01/18/2014 - $25.00

60

25

Consolidated Edison Inc.

01/18/2014 - $60.00

125

10

EBAY, Inc.

01/18/2014 - $55.00

1,180

65

Ford Motor Company

03/22/2014 - $17.00

1,105

56

Ford Motor Company

06/21/2014 - $18.00

1,400

20

Forest Labs Incorporated

01/18/2014 - $40.00

39,800

50

Microsoft Corporation

07/19/2014 - $38.00

10,250

10

Molson Coors Brewing Co- B

01/18/2014 - $55.00

5,150

20

Molson Coors Brewing Co- B

07/19/2014 - $55.00

7,500

15

Novartis Ag

01/18/2014 - $72.50

11,625

40

Potash Corp. Saskatchewan, Inc.

06/21/2014 - $33.00

7,680

30

Statoil ASA

04/19/2014 - $22.50

5,850

30

Statoil ASA

04/19/2014 - $25.00

1,500

11

Verifone Holdings Inc.

01/18/2014 - $35.00

55

200

Wendy's Co.

01/18/2014 - $10.00

17,000

35

Wendy's Co.

02/22/2014 - $6.00

9,275

50

Wendy's Co.

02/22/2014 - $8.00

4,750

60

Wendy's Co.

05/17/2014 - $9.00

3,600

TOTAL CALL OPTIONS WRITTEN (Premiums received - $112,758) (c)

$

150,730

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

ADR - American Depositary Receipt.

PLC - Public Liability Company.

(a) All or a portion of this security is segregated as collateral for call options written.

(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $16,697,576 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

2,684,044

Unrealized depreciation

(259,300)

Net unrealized appreciation

$

2,424,744

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

Australia

2.3%

Britain

8.6%

Canada

4.9%

France

9.8%

Germany

3.2%

Hong Kong

2.8%

Ireland

1.8%

Italy

1.3%

Luxembourg

2.9%

Malaysia

0.9%

Monaco

0.2%

Netherlands

2.7%

Norway

3.4%

South Africa

1.6%

Switzerland

4.7%

Thailand

1.7%

United States

42.1%

Total Equity Holdings

94.9%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 62.8%

AGRICULTURE - 2.5%

110,648

Afgri Ltd.

$

69,111

4,300

Imperial Tobacco Group PLC

334,454

403,565

AUTO MANUFACTURERS - 0.0%

100

Ford Motor Co. (a)

1,543

BEVERAGES - 5.0%

4,500

Corby Spirit and Wine Ltd.

79,239

2,800

Heineken Holding NV

177,403

7,000

Molson Coors Brewing Co.

393,050

205,000

Oldtown Bhd

162,713

812,405

CHEMICALS - 0.8%

4,000

Potash Corp. of Saskatchewan, Inc.

131,840

CLOSED-END FUNDS - 0.6%

7,500

Central Fund of Canada Ltd.

99,375

COMMERCIAL SERVICES - 0.9%

149,900

Bangkok Expressway PCL

153,450

COMPUTERS - 0.5%

9,000

Brocade Communications Systems, Inc.  *

79,830

DIVERSIFIED FINANCIAL SERVICES - 0.6%

12,010

JSE Ltd.

102,764

ELECTRIC - 2.5%

4,000

Consolidated Edison, Inc. (a)

221,120

7,650

GDF Suez

180,184

401,304

FOOD - 7.1%

8,150

Alliance Grain Traders, Inc.

126,435

2,200

Campbell Soup Co.

95,216

7,000

Ingredion, Inc.

479,220

30,000

Retail Food Group Ltd.

123,482

11,564

Snyders-Lance, Inc. (a)

332,118

1,156,471

HOUSEHOLD PRODUCTS/WARES - 1.7%

17,000

Reckitt Benckiser Group PLC

273,530

INTERNET - 1.2%

86,000

TeleCommunication Systems, Inc. - Cl. A  *

199,520

LODGING - 2.1%

175,000

Shangri-La Asia Ltd.

341,256

MACHINERY-DIVERSIFIED - 2.7%

3,000

Lindsay Corp.

248,250

3,000

Rheinmetall AG

185,362

433,612

MEDIA - 3.2%

4,000

RTL Group SA

512,266

MISCELLANEOUS MANUFACTURING - 2.5%

52,000

Orkla ASA

405,397

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 62.8% (Continued)

OIL & GAS - 3.5%

1,300

BP PLC - ADR

$

63,193

3,000

Canadian Oil Sands Ltd.

56,430

2,000

Eni SpA - ADR

96,980

100

Marathon Oil Corp. (a)

3,530

1,700

Royal Dutch Shell PLC

121,159

4,500

Statoil ASA - ADR

108,585

2,000

Total SA

122,540

572,417

PHARMACEUTICALS - 4.8%

4,400

Johnson & Johnson

402,996

4,775

Novartis AG (a)

383,815

786,811

RETAIL - 3.9%

72,400

Wendy's Co. (a)

631,328

500

Zhulian Corp. Bhd

762

632,090

SOFTWARE - 4.9%

9,500

Microsoft Corp. (a)

355,585

20,100

Seachange International, Inc.  *  (a)

244,416

7,600

VeriFone Systems, Inc.  *  (a)

203,832

803,833

TELECOMMUNICATIONS - 9.8%

18,000

Cisco Systems, Inc. (a)

404,100

50,000

Television Broadcasts LTD  *

334,356

12,800

Vivendi  *

337,815

13,000

Vodafone Group PLC

511,030

1,587,301

WATER - 2.0%

12,485

Suez Environnement Co.

224,054

308,000

Thai Tap Water Supply PCL

94,118

318,172

TOTAL COMMON STOCK (Cost - $8,770,095)

10,208,752

Principal

CORPORATE BONDS - 32.5%

AUTO MANUFACTURERS - 1.2%

200,000

Navistar International Corp., 3.00%, 10/15/2014

204,500

AUTO PARTS & EQUIPMENT - 0.7%

100,000

Meritor, Inc., 8.125%, 9/15/2015

108,750

BANKS - 4.2%

250,000

Ally Financial, Inc., 3.50% 07/18/2016

257,961

431,000

Eksportfinans ASA, 3.00% 11/17/2014

432,724

690,685

BEVERAGES - 1.1%

166,000

Constellation Brands, Inc, 8.375% 12/15/2014

176,790

BUILDING MATERIALS - 2.4%

348,000

Lafarge North America, Inc., 6.50% 7/15/2013

384,540

COAL - 0.7%

100,000

Peabody Energy Corp., 7.375%, 11/1/2016

112,500

COMMERCIAL SERVICES - 3.7%

275,000

Deluxe Corp, 5.125% 10/1/2014

281,531

315,000

RR Donnelley & Sons Co.,  4.95% 4/1/2014

318,150

599,681

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal

Value

CORPORATE BONDS - 32.5% (Continued)

DIVERSIFIED FINANCIAL SERVICES - 3.4%

155,000

Ford Motor Credit Co. LLC, 8.00% 6/1/2014

$

159,732

120,000

Springleaf Finance Corp, 6.00% 10/15/2014

121,680

55,000

Springleaf Finance Corp, 6.00% 11/15/2014

55,007

56,000

Springleaf Finance Corp, 6.00% 12/15/2014

56,931

164,000

Springleaf Finance Corp, 6.00% 12/15/2014

166,616

559,966

HEALTHCARE-SERVICES - 1.3%

101000

HCA, Inc., 7.19% 11/15/2015

110,090

90,000

HCA, Inc., 9.00% 12/15/2014

96,300

206,390

IRON/STEEL - 1.7%

70,000

ArcelorMittal USA LLC, 4.25% 3/1/2016

202,625

200,000

International Steel Group, 6.50%, 4/15/2014

73,062

275,687

LODGING - 3.2%

226,000

MGM Resorts International, 5.875% 2/27/2014

227,130

121,000

MGM Resorts International, 6.625% 7/15/2015

129,772

152,000

MGM Resorts International, 6.875% 4/01/2016

167,200

524,102

MEDIA - 2.2%

225,000

DISH DBS Corp., 6.625% 10/1/2014

234,000

110,000

DISH DBS Corp.,  7.75% 5/31/2015

119,350

353,350

MULTI-NATIONAL - 1.0%

5,200,000

International Bank for Reconstruction & Development,  6.25% 7/10/2014

158,297

MUNICIPAL - 0.9%

50,000

Commonwealth of Puerto Rico, 5.50%, 7/1/2014

50,332

100,000

Puerto Rico Electric Power Authority, 5.25%, 7/1/2014

99,799

150,131

OIL & GAS - 1.2%

192,000

Petrobras International Finance Co., 3.875%, 1/27/2016

197,657

TELECOMMUNICATIONS - 3.6%

165,000

Alestra SA de CV,  11.75% 8/11/2014

174,487

70,000

Sprint Communications, Inc., 6.00%, 12/01/2016

76,387

147,000

Telecom Italia Capital SA, 5.25% 10/01/2015

154,534

131,000

Telecom Italia Capital SA, 6.175% 6/18/2014

133,947

39,000

Telecom Italia Capital SA, 4.95% 9/30/2014

39,926

579,281

TOTAL CORPORATE BONDS (Cost - $5,270,781)

5,282,307

Shares

SHORT-TERM INVESTMENTS - 5.4%

880,884

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **

TOTAL SHORT-TERM INVESTMENTS (Cost - $880,884)

880,884

TOTAL INVESTMENTS - 100.7% (Cost - $14,921,760) (c)

$

16,371,943

LIABILITIES LESS OTHER ASSETS - (0.7%)

(108,597)

NET ASSETS - 100.0%

$

16,263,346

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/MAP GLOBAL TOTAL RETURN INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Expiration Date -

Contracts (b)

Exercise Price

Value

CALL OPTIONS WRITTEN -(0.7%)

60

Cisco Systems, Inc.

01/18/2014 - $22.00

$

60

35

Cisco Systems, Inc.

01/18/2014 - $25.00

1,750

25

Consolidated Edison, Inc.

01/18/2014 - $57.50

125

1

Ford Motor Company

01/18/2014 - $10.00

535

1

Marathon Oil Corp.

01/18/2014 - $30.00

532

95

Microsoft Corporation

07/19/2014 - $38.00

19,475

12

Novartis Ag

01/18/2014 - $72.50

9,300

50

SeaChange International, Inc.

07/19/2014 - $12.50

7,625

50

Snyder's - Lance, Inc.

06/21/2014 - $30.00

7,000

41

Verifone Holdings, Inc.

01/18/2014 - $35.00

205

120

Wendy's Co.

01/18/2014 - $10.00

10,200

180

Wendy's Co.

02/22/2014 -$6.00

47,700

50

Wendy's Co.

02/22/2014 -$8.00

4,750

80

Wendy's Co.

05/17/2014 - $9.00

4,800

TOTAL CALL OPTIONS WRITTEN (Premiums received - $97,087)

$

114,057

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

ADR - American Depositary Receipt.

LLC - Limited Liablilty Company.

PLC - Public Liability Company.

(a) All or a portion of this security is segregated as collateral for call options written.

(b) One contract is equivalent to 100 shares of common stock.

(c) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including call options written, is $14,827,359 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

1,595,806

Unrealized depreciation

(166,019)

Net unrealized appreciation

$

1,429,787

As of December 31, 2013, the Fund's debt and equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

Australia

0.8%

Britain

7.3%

Canada

3.0%

Cayman Islands

1.2%

France

7.7%

Germany

1.1%

Hong Kong

4.2%

Italy

0.6%

Luxembourg

6.4%

Malaysia

1.0%

Mexico

1.1%

Netherlands

1.8%

Norway

5.8%

South Africa

1.1%

Supranational

1.0%

Switzerland

2.4%

Thailand

1.5%

United States

47.4%

Total Debt and Equity Holdings

95.3%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/CP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 97.8%

AEROSPACE/DEFENSE - 3.7%

9,850

L-3 Communications Holdings, Inc.

$

1,052,571

AIRLINES - 5.3%

80,000

Southwest Airlines Co.

1,507,200

BANKS - 4.6%

61,790

Fifth Third Bancorp

1,299,444

BIOTECHNOLOGY - 5.8%

15,000

Illumina, Inc.  *

1,659,300

CHEMICALS - 7.7%

9,000

Ecolab, Inc.

938,430

6,630

PPG Industries, Inc.

1,257,446

2,195,876

COMMERCIAL SERVICES - 7.8%

1,590

MasterCard, Inc. - Cl. A

1,328,381

7,000

Towers Watson & Co.

893,270

2,221,651

DIVERSIFIED FINANCIAL SERVICES - 8.8%

4,000

BlackRock, Inc. - Cl. A

1,265,880

48,000

Charles Schwab Corp

1,248,000

2,513,880

FOOD - 2.7%

8,000

Hershey Co.

777,840

HEALTHCARE-PRODUCTS - 2.8%

8,500

Teleflex, Inc.

797,810

HEALTHCARE-SERVICES - 3.4%

14,000

Aetna, Inc.

960,260

HOUSEHOLD PRODUCTS/WARES - 4.6%

26,120

Avery Dennison Corp.

1,310,963

LODGING - 4.1%

6,000

Wynn Resorts Ltd.

1,165,260

MACHINERY-DIVERSIFIED - 6.0%

21,600

Flowserve Corp.

1,702,728

MEDIA - 5.6%

23,120

Time Warner, Inc.

1,611,926

METAL FABRICATE/HARDWARE - 4.9%

5,220

Precision Castparts Corp.

1,405,746

PHARMACEUTICALS - 4.4%

7,580

Actavis, Inc.  *

1,273,440

PRIVATE EQUITY - 4.6%

53,950

KKR & Co. LP

1,313,143

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/CP CORE EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 97.8% (Continued)

RETAIL - 7.3%

40,270

Fifth & Pacific Cos., Inc.  *

$

1,291,459

39,070

Sonic Corp.  *

788,823

2,080,282

SOFTWARE - 3.7%

26,660

Broadridge Financial Solutions, Inc.

1,053,603

TOTAL COMMON STOCK (Cost - $20,564,283)

27,902,923

SHORT-TERM INVESTMENTS - 1.9%

533,419

Federated Treasury Obligations Fund, Institutional Class, 0.01%**

TOTAL SHORT-TERM INVESTMENTS (Cost - $533,419)

533,419

TOTAL INVESTMENTS - 99.7% (Cost - $21,097,702) (a)

$

28,436,342

OTHER ASSETS LESS LIABILITIES - 0.3%

86,360

NET ASSETS - 100.0%

$

28,522,702

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $21,081,461 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

7,375,854

Unrealized depreciation

(20,973)

Net unrealized appreciation

$

7,354,881

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

United States

97.8%

Total Equity Holdings

97.8%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST INSIDER LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 83.2%

AEROSPACE/DEFENSE - 3.3%

7,914

Kratos Defense & Security Solutions, Inc.  * (a)

$

60,779

BANKS - 3.0%

1,130

Independent Bank Group, Inc.

56,116

BIOTECHNOLOGY - 5.4%

10,896

Merrimack Pharmaceuticals, Inc.  *

58,185

5,937

Retrophin, Inc.  *

41,559

99,744

CHEMICALS - 3.4%

3,548

Valhi, Inc. (a)

62,374

COMMERCIAL SERVICES - 2.9%

1,757

Iron Mountain, Inc. (a)

53,325

COMPUTERS - 3.0%

3,958

Cadence Design Systems, Inc.  *

55,491

DIVERSIFIED FINANCIAL SERVICES - 3.0%

3,989

Hannon Armstrong Sustainable Infrastructure Capital, Inc. (a)

55,686

INTERNET - 3.1%

2,384

Symantec Corp.

56,215

MINING - 3.0%

1,456

Freeport-McMoRan Copper & Gold, Inc.

54,949

OIL & GAS - 14.5%

499

Continental Resources, Inc. *

56,147

2,000

Energy XXI Bermuda Ltd. (a)

54,120

13,179

Halcon Resources Corp.  *

50,871

1,681

Linn Energy LLC

51,758

2,856

Matador Resources Co.  *

53,236

266,132

OIL & GAS SERVICES - 2.9%

3,495

Weatherford International Ltd *

54,138

PHARMACEUTICALS - 12.1%

1,676

Lannett Co., Inc.  *

55,476

6,170

Opko Health, Inc.  *  (a)

52,075

11,201

Synta Pharmaceuticals Corp.  *

58,693

477

Valeant Pharmaceuticals International, Inc.  *

56,000

222,244

REAL ESTATE - 3.1%

1,752

RE/MAX Holdings, Inc. - Cl. A  *

56,187

REITS - 8.8%

4,251

American Realty Capital Properties, Inc.

54,668

1,092

Digital Realty Trust, Inc.

53,639

6,105

Education Realty Trust, Inc.

53,846

162,153

RETAIL - 3.0%

1,507

Copart, Inc.  *

55,231

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST INSIDER LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 83.2% (Continued)

SAVINGS & LOANS - 2.8%

3,903

Banc of California, Inc.

$

52,339

SOFTWARE - 2.9%

1,145

Akamai Technologies, Inc.  *

54,021

TRANSPORTATION - 3.0%

1,280

Martin Midstream Partners LP

54,784

TOTAL COMMON STOCK (Cost - $1,459,472)

1,531,908

SHORT-TERM INVESTMENTS - 12.1%

223,390

Fidelity Institutional Money Market Portfolio, Class I, 0.08%**(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $223,390)

223,390

TOTAL INVESTMENTS - 95.3% (Cost - $1,682,862) (b)

$

1,755,298

OTHER ASSETS LESS LIABILITIES - 4.7%

85,651

NET ASSETS - 100.0%

$

1,840,949

SECURITIES SOLD SHORT - (76.6%)

AUTO MANUFACTURERS - (17.5%)

2,138

Tesla Motors, Inc.  *

321,512

ELECTRONICS - (1.5%)

2,061

Vishay Intertechnology, Inc.  *

27,329

HEALTHCARE-PRODUCTS - (4.3%)

1,123

Hologic, Inc.  *

25,099

407

ICU Medical, Inc.  *

25,930

1,145

LHC Group, Inc.  *

27,526

78,555

INTERNET - (41.6%)

7,256

Angie's List, Inc.  *

109,928

14,541

Groupon, Inc. - Cl. A  *

171,148

1,000

MercadoLibre, Inc.

107,790

333

Netflix, Inc.  *

122,601

4,000

Twitter, Inc.  *

254,600

766,067

RETAIL - (5.3%)

1,261

Ascena Retail Group, Inc.  *

26,683

4,696

Barnes & Noble, Inc.  *

70,205

96,888

SOFTWARE (6.5%)

6,653

Tangoe, Inc.  *

119,821

TOTAL SECURITIES SOLD SHORT (Proceeds - $1,247,426) (b)

$

1,410,172

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

LLC - Limited Liability Company

LP - Limited Partnership

(a) All or a portion of this security is segregated as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST INSIDER LONG/SHORT FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short, is $436,546 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation     $

112,725

Unrealized depreciation

(204,145)

Net unrealized depreciation    $

(91,420)

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Sold Short Percentage

Long Percentage

ARGENTINA

(5.9)%

-

BERMUDA

-

2.9%

SWITZERLAND

-

2.9%

UNITED STATES

(70.7)%

77.4%

Total Equity Holdings

(76.6)%

83.2%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST EVENT ARBITRAGE FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 78.0%

AIRLINES - 1.4%

10,000

American Airlines Group, Inc.  *

$

252,500

APPAREL - 1.3%

15,300

Jones Group, Inc.

228,888

BANKS - 1.7%

12,400

StellarOne Corp.

298,468

BIOTECHNOLOGY - 1.5%

20,000

Cubist Pharmaceuticals, Inc.  *

27,000

24,480

Harvard Bioscience, Inc.  *

115,056

30,000

Protalix BioTherapeutics, Inc.  *

116,700

258,756

COAL - 1.4%

6,550

CONSOL Energy, Inc.

249,162

COMMERCIAL SERVICES - 6.9%

16,250

ADT Corp ^

657,637

8,739

Bridgepoint Education, Inc.  *

154,768

2,044

Lender Processing, Inc. ^

76,405

10,000

Valassis Communications, Inc.

342,500

1,231,310

COMPUTERS - 0.8%

146,447

Overland Storage, Inc.  *

142,054

50,000

StorageNetworks, Inc.  *  #

-

142,054

DIVERSIFIED FINANCIAL SERVICES - 2.5%

62,500

Investors Capital Holdings Ltd.  *

449,375

ENERGY-ALTERNATE SOURCES - 0.5%

65,000

Lightbridge Corp.  *

94,250

ENTERTAINMENT - 2.1%

26,060

Penn National Gaming, Inc.  *

373,440

HEALTHCARE-PRODUCTS - 0.3%

40,000

American Medical Alert Corp.  *  #

40

6,120

Harvard Apparatus Regenerative Technology, Inc.  *

29,070

9,700

Merge Healthcare, Inc.  *

22,504

51,614

HEALTHCARE-SERVICES - 2.2%

10,000

Community Health Systems, Inc.  *

392,700

HOUSEHOLD PRODUCTS/WARES - 2.2%

3,750

Blyth, Inc.

40,800

16,425

Costa, Inc.  *

356,915

397,715

INSURANCE - 1.4%

7,500

Fidelity National Financial, Inc. ^

243,375

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST EVENT ARBITRAGE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 78.0% (Continued)

INTERNET - 1.7%

7,000

AsiaInfo-Linkage, Inc.  *

$

83,720

7,000

FTD Cos., Inc.  *

228,060

311,780

LODGING - 0.1%

500

Caesars Entertainment Corp.  *^

10,770

MEDIA - 4.9%

6,500

Time Warner Cable, Inc. ^

880,750

MINING - 1.0%

35,000

African Barrick Gold PLC

107,670

300,000

Crocodile Gold Corp.  *

29,144

75,000

IC Potash Corp.  *

17,227

67,000

US Silver & Gold, Inc.  *

23,336

177,377

OIL & GAS - 8.5%

5,000

Coastal Energy Co.  *

88,770

30,000

Coastal Energy Co.  *

532,500

4,200

Cobalt International Energy, Inc.  *

69,090

500,000

Dejour Energy, Inc.  *

58,500

56,125

Gulf Coast Ultra Deep Royalty Trust  *

116,740

50,000

Ithaca Energy, Inc.  *

118,611

15,000

Kodiak Oil & Gas Corp.  *

168,150

10,000

Noble Corp. PLC

374,700

1,527,061

OIL & GAS SERVICES - 3.2%

100,000

Novus Energy, Inc.  *

101,760

11,235

PAA Natural Gas Storage LP

258,405

5,400

ShawCor Ltd.

215,939

576,104

PHARMACEUTICALS - 4.6%

20,500

Depomed, Inc.  *

216,890

2,145

Perrigo Co. Plc

329,196

75,000

Sanofi  *

25,500

7,280

Theravance, Inc.  *^

259,532

831,118

PIPELINES - 1.5%

10,000

PVR Partners LP

268,300

REAL ESTATE - 2.4%

17,500

Brookfield Office Properties, Inc.

336,875

5,000

Brookfield Office Properties, Inc.

96,253

433,128

REITS - 6.8%

37,500

American Realty Capital Properties, Inc. ^

482,250

7,500

Ashford Hospitality Prime, Inc.

136,500

8,380

Chambers Street Properties

64,108

15,000

Gramercy Property Trust, Inc.  *

86,250

16,200

PMC Commercial Trust

139,320

30,762

Spirit Realty Capital, Inc. ^

302,390

1,210,818

RETAIL - 2.6%

7,700

Jos A Bank Clothiers, Inc.  *^

421,421

800

Target Corp.

50,616

472,037

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST EVENT ARBITRAGE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 78.0% (Continued)

SAVINGS & LOANS - 2.8%

11,500

BCSB Bancorp, Inc.  *^

$

299,920

30,000

Camco Financial Corp.  *

200,400

500,320

SEMICONDUCTORS - 0.7%

6,602

Magnachip Semiconductor Corp.  *

128,739

TELECOMMUNICATIONS - 11.0%

50,900

NTS, Inc.  *

100,273

47,500

Vodafone Group PLC ^

1,867,225

1,967,498

TOTAL COMMON STOCK (Cost - $14,718,262)

13,959,407

EXCHANGE TRADED FUNDS - 3.7%

EQUITY FUND - 3.7%

5,000

Direxion Daily Financial Bull 3X Shares  *

452,200

5,000

iPATH S&P 500 VIX Short-Term Futures ETN  *

212,750

TOTAL EXCHANGE TRADED FUNDS (Cost - $419,745)

664,950

Expiration Date -

WARRANTS - 1.7%

Exercise Price

PIPELINES - 1.7%

75,000

Kinder Morgan, Inc. *

5/25/2017 - $40.00

304,500

TOTAL WARRANTS (Cost - $265,454)

304,500

Contracts (a)

PURCHASED OPTIONS - 0.1% *

PURCHASED PUT OPTIONS - 0.0%

50

Phillips 66 ^

1/18/2014 - $75.00

3,750

TOTAL PURCHASED PUT OPTIONS (Cost - $3,802)

3,750

PURCHASE CALL OPTIONS - 0.1%

125

Cobalt International, Inc. ^

1/18/2014 - $27.50

625

43

Time Warner Cable, Inc. ^

1/18/2014 - $140.00

4,300

TOTAL PURCHASED CALL OPTIONS (Cost - $17,850)

4,925

TOTAL PURCHASED OPTIONS (Cost - $21,652)

8,675

Shares

SHORT-TERM INVESTMENTS - 15.7%

2,815,555

Fidelity Institutional Money Market Portfolio, Class I, 0.08% **^

TOTAL SHORT-TERM INVESTMENTS (Cost - $2,815,555)

2,815,555

TOTAL INVESTMENTS - 99.2% (Cost - $18,240,668) (b)

$

17,753,087

OTHER ASSETS LESS LIABILITIES - 0.8%

146,656

NET ASSETS - 100.0%

$

17,899,743

SECURITIES SOLD SHORT* - (19.8%)

COMMON STOCK - (6.4%)

BANKS - (1.4%)

20,000

FNB Corp.

252,400

LODGING - (0.6%)

4,500

Caesars Entertainment Corp.

107,700

PHARMACEUTICALS - (1.7%)

2,000

Perrigo Co. Plc

306,920

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST EVENT ARBITRAGE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

SECURITIES SOLD SHORT - (19.8%) (Continued)

PIPELINE - (1.5%)

5,000

Plains All American Pipeline LP

$

258,850

REITS - (1.2%)

5,950

Realty Income Corp.

222,114

TOTAL COMMON STOCK SOLD SHORT (Proceeds - $1,179,014)

1,147,984

EXCHANGE TRADED FUNDS SOLD SHORT - (13.4%)

EQUITY FUNDS - (13.4%)

11,450

Consumer Staples Select Sector SPDR Fund

492,121

8,000

Direxion Daily Financial Bull 3X Shares

723,200

7,500

Health Care Select Sector SPDR Fund

415,800

3,500

iShares Russell 2000 ETF

403,585

3,500

iShares US Real Estate ETF

220,815

3,000

Materials Select Sector SPDR Fund

138,660

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (Proceeds - $2,058,963)

2,394,181

Expiration Date -

Contracts (a)

Exercise Price

OPTIONS WRITTEN - (0.2%)*

PUT OPTIONS WRITTEN - (0.1%)

75

JOS A Bank Clothiers, Inc.

1/18/2014 - $55.00

10,500

43

Time Warner Cable, Inc.

1/18/2014 - $110.00

258

50

Health Management Assoc., Inc.

2/22/2014 - $13.00

1,000

50

ProShares Ultra Short 20+ Year Treasury

1/18/2014 - $79.50

3,100

TOTAL PUT OPTIONS WRITTEN (Premiums received - $18,991)

14,858

CALL OPTIONS WRITTEN - (0.1%)

75

Gannett, Inc.

1/18/2014 - $32.00

750

100

The Jones Group, Inc.

1/18/2014 - $15.00

1,000

86

Time Warner Cable, Inc.

1/18/2014 - $145.00

3,870

50

Phillips 66

1/18/2014 - $75.00

13,100

TOTAL CALL OPTIONS WRITTEN (Premiums received - $28,062)

18,720

TOTAL OPTIONS WRITTEN (Premiums recevied - $47,053)

33,578

* Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

#  The value  of this security has been determined in good faith under policies of the Board of Trustees.

PLC - Public Liability Company.

LP - Limited Partnership

^ All or a portion of this security is segregated as collateral for options written and securities sold short.

(a) Each contract is equivalent to 100 shares of common stock.

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $14,988,012 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

772,085

Unrealized depreciation

(1,582,753)

Net unrealized depreciation

$

(810,668)

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST EVENT ARBITRAGE FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

As of December, 2013, the Fund's equity, exchange traded funds, preferred stock, stock rights and warrants holdings were divided among geographic sectors as follows and are subject to chang:

Country of Issuer

Sold Short Percentage

Long Percentage

BRITAIN

-

13.1%

CANADA

-

3.2%

CHINA

-

0.5%

FRANCE

-

0.1%

ISREAL

-

1.4%

SOUTH KOREA

-

0.7%

UNITED STATES

(19.8)%

64.3%

Total Equity Holdings

(19.8)%

83.4%

Percentages in the above table are based on net assets of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/LYONS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

COMMON STOCK - 89.5%

ADVERTISING - 3.7%

35,621

Omnicom Group, Inc.

$

2,649,134

AEROSPACE/DEFENSE - 11.0%

24,298

L-3 Communications Holdings, Inc.

2,596,484

23,396

Northrop Grumman Corp.

2,681,416

29,486

Raytheon Co.

2,674,380

7,952,280

AGRICULTURE - 7.1%

66,484

Altria Group, Inc.

2,552,321

50,221

Lorillard, Inc.

2,545,200

5,097,521

COMMERCIAL SERVICES - 3.4%

85,054

H&R Block, Inc.

2,469,968

COMPUTERS - 11.0%

4,690

Apple, Inc.

2,631,606

12,998

International Business Machines Corp.

2,438,035

34,684

Western Digital Corp.

2,909,988

7,979,629

DISTRIBUTION/WHOLESALE - 3.4%

29,395

Genuine Parts Co.

2,445,370

ELECTRICAL COMPONENTS & EQUIPMENT - 3.7%

24,402

Energizer Holdings, Inc.

2,641,272

FOOD - 3.4%

48,589

General Mills, Inc.

2,425,077

MACHINERY-DIVERSIFIED - 3.5%

21,589

Rockwell Automation, Inc.

2,550,956

MEDIA - 3.6%

88,301

Gannett Co., Inc.

2,611,944

OIL & GAS - 8.0%

54,010

HollyFrontier Corp.

2,683,757

33,988

Marathon Petroleum Corp.

3,117,719

5,801,476

PHARMACEUTICALS - 10.4%

50,305

AbbVie, Inc.

2,656,607

47,171

Eli Lilly & Co.

2,405,721

79,581

Pfizer, Inc.

2,437,566

7,499,894

RETAIL - 3.4%

43,977

Coach, Inc.

2,468,429

SEMICONDUCTORS - 3.1%

80,388

Maxim Integrated Products, Inc.

2,243,629

SOFTWARE - 7.1%

77,110

CA, Inc.

2,594,752

67,770

Microsoft Corp.

2,536,631

5,131,383

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/LYONS TACTICAL ALLOCATION FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Shares

Value

COMMON STOCK - 89.5% (Continued)

TOYS/GAMES/HOBBIES - 3.7%

48,137

Hasbro, Inc.

$

2,648,017

TOTAL COMMON STOCK (Cost - $58,505,623)

64,615,979

SHORT-TERM INVESTMENTS - 8.6%

6,212,331

Fidelity Institutional Money Market Portfolio, Class I, 0.08% *

TOTAL SHORT-TERM INVESTMENTS (Cost - $6,212,331)

6,212,331

TOTAL INVESTMENTS - 98.1% (Cost - $64,717,954) (a)

$

70,828,310

OTHER ASSETS LESS LIABILITIES - 1.9%

1,406,735

NET ASSETS - 100.0%

$

72,235,045

* Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes is $64,718,441 and differs from market value by net unrealized appreciation

(depreciation) of securities as follows:

Unrealized appreciation     $

6,171,754

Unrealized depreciation

(61,885)

Net unrealized appreciation     $

6,109,869

As of December 31, 2013, the Fund's equity holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Percentage

UNITED STATES

89.5%

Total Equity Holdings

89.5%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/PRINCETON FLOATING RATE INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares

Value

EXCHANGE TRADED FUNDS - 6.4%

DEBT FUND - 6.4%

45,000

SPDR Blackstone / GSO Senior Loan ETF

$

2,250,900

TOTAL EXCHANGE TRADED FUNDS (Cost - $2,255,798)

2,250,900

Principal

Coupon Rate (%)

Maturity

CORPORATE BONDS- 12.4%

AIRLINES - 1.0%

$

100,000

United Continental Holdings, Inc.

6.375

6/1/2018

104,500

250,000

United Continental Holdings, Inc.

6.000

12/1/2020

249,375

353,875

COMMERCIAL SERVICES - 1.4%

250,000

Brand Energy & Infrastructure Services, Inc.

8.500

12/2/2021

254,063

250,000

Harland Clarke Holdings Corp.

6.000

5/15/2015

249,375

503,438

DIVERSIFIED FINANCIAL SERVICES - 1.4%

500,000

Fly Leasing Ltd.

6.750

12/15/2020

506,250

ENTERTAINMENT - 0.3%

100,000

Penn National Gaming, Inc.

5.875

11/1/2021

98,750

METAL FABRICATE/HARDWARE - 0.8%

250,000

Wise Metals Group LLC

8.750

12/15/2021

263,125

ASSET BACKED SECURITIES - 0.7%

250,000

Longfellow Place CLO Ltd.

6.018

1/15/2022

244,375

PHARMACEUTICALS - 2.9%

750,000

Endo Finance Co.

5.750

1/15/2022

753,750

250,000

Forest Laboratories, Inc.

5.000

12/15/2021

250,937

1,004,687

PIPELINES - 0.3%

100,000

Kinder Morgan, Inc.

5.000

2/15/2021

98,499

REAL ESTATE - 0.7%

250,000

Rialto Holdings LLC

7.000

12/1/2018

252,500

RETAIL - 0.7%

250,000

Macy's Retail Holdings, Inc.

4.375

9/1/2023

250,941

TELECOMMUNICATIONS - 2.2%

200,000

Alcatel-Lucent USA, Inc.

6.750

11/15/2020

207,730

200,000

Alcatel-Lucent USA, Inc.

4.625

7/1/2017

200,250

250,000

CenturyLink, Inc.

6.750

12/1/2023

253,125

100,000

T-Mobile USA, Inc. #

5.250

9/1/2018

105,250

766,355

TOTAL CORPORATE BONDS (Cost - $4,293,848)

4,342,795

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/PRINCETON FLOATING RATE INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal

Value

BANK LOANS - 86.6%

500,000

Affinity Gaming

4.250  *

11/9/2017

$

502,917

250,000

Akorn, Inc.

3.500  *

10/31/2020

251,719

512,492

Alaska Comm

6.250  *

10/21/2016

510,890

750,000

Alcatel Lucent USA, Inc.

4.500  *

1/30/2019

754,642

248,287

Altisource Portfolio Solutions

5.750  *

11/20/2019

250,615

500,000

AmWINS Group, Inc.

5.000  *

10/29/2020

503,855

250,000

ARG Corporation

5.000  *

11/13/2020

251,797

497,107

Avaya, Inc.

8.000  *

10/26/2017

505,310

248,750

Axalta Coatings System

4.750  *

1/1/2020

250,914

250,000

Bass Pro Group

5.250  *

11/20/2019

251,822

250,000

BCM Software Finance, Inc.

5.000  *

8/7/2020

251,759

367,539

Berry Plastics Group, Inc.

3.750  *

12/18/2020

367,768

250,000

Borgata

6.750  *

8/15/2018

251,446

500,000

Brand Energy & Infrastucture

4.750  *

11/25/2020

503,712

500,000

Caesars Entertainment, Inc.

7.000  *

10/9/2020

498,437

188,568

Catalina Marketing Corporation

5.250  *

10/7/2020

191,455

248,750

CDW LLC

3.500  *

4/25/2020

248,462

500,000

CHG Buyer Corp

4.250  *

11/19/2019

503,125

500,000

CityCenter Holdings

5.000  *

10/9/2020

508,317

500,000

Clear Channel Communications, Inc.

6.914  *

1/22/2019

478,437

250,000

Consolidatd Precision Products

4.750  *

12/28/2019

252,500

250,000

CPA Global (Redtop)

4.500  *

12/22/2020

250,937

500,000

Crown Castle Operating Company

3.250  *

1/29/2021

502,072

250,000

CTI Foods

4.500  *

6/14/2020

250,625

750,000

Dell, Inc.

4.500  *

4/29/2020

753,484

500,000

EFS Cogen Holdings

3.750  *

11/20/2020

504,375

500,000

EIG Investors Corp

5.000  *

11/9/2019

503,518

500,000

Endo Pharmaceuticals Holdings

3.250  *

11/19/2019

502,503

500,000

Equipower Resources

4.250  *

12/31/2019

502,750

250,000

Fairmount Minerals, Ltd

4.247  *

3/15/2017

253,985

248,750

Fairpoint Communications, Inc.

7.500  *

2/11/2019

257,643

750,000

First Data Corporation

4.164  *

3/24/2017

752,486

250,000

FLY Funding

4.500  *

8/7/2019

252,188

250,000

Freescale Semiconductor

5.000  *

1/15/2021

253,191

248,750

Freescale Semiconductor

5.000  *

2/13/2020

251,792

250,000

Genesys Telecommunications

4.500  *

11/4/2020

250,938

500,000

Gentiva Health

6.500  *

10/1/2019

495,628

250,000

Go Daddy

4.000  *

12/16/2018

250,860

496,875

Harland Clarke Holdings

7.000  *

4/26/2018

501,488

498,705

Harrahs Operating Co., Inc.

9.500  *

10/31/2016

503,467

394,737

Hilton Hotels Corporation

3.750  *

9/23/2020

398,755

250,000

Hudson's Bay Co.

4.750  *

10/7/2020

254,423

250,000

Husky Injection Molding

4.250  *

6/30/2018

252,246

250,000

Intrawest Corp

5.500  *

11/26/2020

253,125

500,000

Isola USA

9.250  *

12/17/2018

505,000

826,174

Las Vegas Sands Corp

3.250  *

12/17/2020

826,864

500,000

Level 3 Financing, Inc.

4.000  *

1/15/2020

504,585

249,375

Lightower Fiber Networks

4.500  *

4/1/2020

250,818

248,750

MoneyGram International

4.250  *

3/27/2020

251,548

250,000

Neiman Marcus Group, Inc.- Cl A

5.000  *

10/16/2020

253,490

500,000

Omnitracs

6.000  *

10/29/2020

501,720

500,000

OPEN TEXT CORP

3.250  *

12/15/2020

500,625

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/PRINCETON FLOATING RATE INCOME FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

December 31, 2013

Principal

Value

BANK LOANS - 86.6% (Continued)

162,500

Orbitz Worldwide, Inc.

4.50  *

9/20/2017

163,364

250,000

Photonis

8.50  *

9/10/2019

248,750

250,000

Pinnacle Foods Finance

3.25  *

4/29/2020

250,088

261,903

Presidio, Inc.

5.75  *

3/31/2017

262,993

250,000

Quikrete

4.00  *

9/18/2020

251,584

500,000

RP Crown Parent LLC

6.00  *

12/21/2018

503,265

236,343

Ruby Western Pipeline Holdings

3.50  *

3/1/2020

237,082

500,000

Salix Pharmaceuticals Ltd

4.25  *

12/17/2019

505,625

500,000

Sandy Creek Energy Associates

5.00  *

11/6/2020

500,938

250,000

Santander AKA Sam Finance

4.25  *

11/26/2020

250,938

500,000

Serena Software, Inc.

4.16  *

3/10/2016

496,250

500,000

Spansion LLC

3.75  *

12/18/2019

501,875

500,000

Starwood Property Trust, Inc.

3.50  *

4/17/2020

500,628

204,279

Sungard Data Systems

4.00  *

3/7/2020

205,938

250,000

Tallgrass Energy Partners LP

4.25  *

11/13/2018

251,953

500,000

TASC, Inc

4.50  *

12/31/2015

474,533

248,750

TI Group Automotive

5.50  *

3/27/2019

252,245

236,111

TNS, Inc.

5.00  *

2/15/2019

237,993

500,000

Trans Union LLC

4.25  *

2/10/2019

503,750

249,375

Travelport LLC

6.25  *

6/19/2021

256,233

500,000

Tribune Co.

4.00  *

11/20/2020

498,048

500,000

Tropicana Entertainment, Inc.

4.00  *

11/26/2020

501,125

248,750

United Air Lines & Continental

4.00  *

3/1/2019

250,616

250,000

US Renal Care, Inc.

4.25  *

7/3/2019

251,250

341,755

Walter Investment MGMT

4.75  *

12/11/2020

343,122

250,000

Western Refining, Inc.

4.25  *

11/25/2020

253,281

248,750

Wideopensest Financial

4.75  *

3/26/2019

250,429

500,000

Windsor Quality Food Company

5.00  *

12/23/2020

499,062

TOTAL BANK LOANS (Cost -$29,988,495)

30,339,986

Shares

SHORT-TERM INVESTMENTS - 14.5%

5,104,292

Fidelity Institutional Government Money Market Fund, Class I, 0.002%**

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,104,292)

5,104,292

TOTAL INVESTMENTS - 119.9% (Cost - $41,642,433) (a)

$

42,037,973

LIABILITIES LESS OTHER ASSETS - (19.9%)

(6,983,792)

NET ASSETS - 100.0%

$

35,054,181

* Floating Rate, rate shown represents the rate at December 31, 2013.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

# Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. At December 31, 2013, these securities amounted to $105,250 or 0.3% of net assets.

LP - Limited Partnership

LLC - Limited Liability Company

(a) Represents cost for financial purposes. Aggregate cost for federal tax purposes, is $41,642,433 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:

$

408,901

Unrealized depreciation:

(13,361)

Net unrealized appreciation:

$

395,540

As of December 31, 2013, the Fund's equity and debt holdings were divided among geographic sectors as follows and are subject to change:

Country of Issuer

Long Percentage

UNITED STATES

105.4%

Total Equity and Debt Holdings

105.4%

Percentages in the above table are based on net assets, excluding short-term investments, of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST HEDGED FUTURES FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Contracts

Value

Expiration Date -

PURCHASED OPTIONS - 4.5% *

Exercise Price

PUT PURCHASED OPTIONS - 0.3%

150

S&P 500 Index Future

01/18/2014 - $1,200

$

1,875

50

S&P 500 Index Future

03/22/2014 - $1,200

4,375

250

S&P 500 Index Future

03/22/2014 - $1,225

25,000

75

S&P 500 Index Future

03/22/2014 - $1,250

8,438

50

S&P 500 Index Future

03/22/2014 - $1,275

7,500

25

S&P 500 Index Future

04/26/2014 - $1,200

5,000

TOTAL PUT PURCHASED OPTIONS (Cost - $181,702)

52,188

CALL PURCHASED OPTIONS - 4.2%

01/18/2014 - $1,810

398,000

40

S&P 500 Index Future

02/22/2014 - $1,880

360,000

100

S&P 500 Index Future

758,000

TOTAL CALL PURCHASED OPTIONS (Cost - $345,000)

TOTAL PURCHASED OPTIONS (Cost - $526,702)

810,188

Shares

SHORT-TERM INVESTMENTS - 42.7%

7,649,958

Fidelity Institutional Money Market Portfolio, Class I, 0.08% ** (a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $7,649,958)

7,649,958

TOTAL INVESTMENTS - 47.2% (Cost - $8,176,660) (b)

$

8,460,146

OTHER ASSETS LESS LIABILITIES - 52.8%

9,470,996

NET ASSETS - 100.0%

$

17,931,142

Contracts

WRITTEN OPTIONS - (11.1%) *

PUT OPTIONS WRITTEN - (0.3%)

275

S&P 500 Index Future

01/18/2014 - $1,450

24,063

75

S&P 500 Index Future

01/18/2014 - $1,500

8,438

50

S&P 500 Index Future

01/18/2014 - $1,525

6,250

25

S&P 500 Index Future

02/22/2014 - $1,375

3,750

25

S&P 500 Index Future

02/22/2014 - $1,450

5,937

TOTAL PUT OPTIONS WRITTEN (Premiums - $155,000)

48,438

CALL OPTIONS WRITTEN - (10.8%)

30

S&P 500 Index Future

01/18/2014 - $1,835

162,000

200

S&P 500 Index Future

01/18/2014 - $1,850

650,000

100

S&P 500 Index Future

02/22/2014 - $1,890

280,000

400

S&P 500 Index Future

02/22/2014 - $1,900

850,000

TOTAL CALL OPTIONS WRITTEN (Premiums - $1,288,875)

1,942,000

TOTAL OPTIONS WRITTEN (Premiums - $1,443,875)

1,990,438

*  Non-income producing security.

** Rate shown represents the rate at December 31, 2013, is subject to change and resets daily.

(a) All or a portion of this security is segregated as collateral for options written.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST HEDGED FUTURES FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

(b) Represents cost for financial purposes. Aggregate cost for federal tax purposes, including securities sold short and options written, is $6,732,785 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation

$

519,563

Unrealized depreciation

(782,640)

Net unrealized depreciation

$

(263,077)

As of December 31, 2013, the Fund's options were divided among geographic sectors as follows and are subject to change.

Country of Issuer

Sold Short Percentage

Long Percentage

UNITED STATES

(11.1)%

4.5%

Total Equity Holdings

(11.1)%

4.5%

Percentages in the above table are based on net assets of the Fund as of December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/EQUITYCOMPASS BUYBACK STRATEGY FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)

$

-

OTHER ASSETS LESS LIABILITIES - 100.0%

102,000

NET ASSETS - 100.0%

$

102,000

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $0 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation

$

-

Unrealized Depreciation

-

Net Unrealized Appreciation

-

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

CATALYST/LYONS HEDGED PREMIUM RETURN FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

TOTAL INVESTMENTS - 0.0% (Cost $0) (a)

$

-

OTHER ASSETS LESS LIABILITIES - 100.0%

51,000

NET ASSETS - 100.0%

$

51,000

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $0 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation

$

-

Unrealized Depreciation

-

Net Unrealized Appreciation

-

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Assets and Liabilities (Unaudited)

December 31, 2013

Catalyst

Catalyst/SMH

Catalyst/Groesbeck

Catalyst

Catalyst

Small Cap Insider

Catalyst/SMH

Total Return

Growth of

Strategic

Insider

Buying Fund

High Income Fund

Income Fund

Income Fund

Insider Fund

Buying Fund

ASSETS:

Investments in securities, at cost

$

78,165,469

$

82,718,703

$

49,132,033

$

14,218,983

$

27,191,176

$

78,438,795

Investments in securities, at value including $12,841,749, $0, $0, $0

$2,625,680, $0 of securities loaned

$

81,461,889

$

75,393,569

$

46,791,102

$

18,601,484

$

27,753,550

$

81,482,452

Receivable for securities sold

128,672

5,003,861

-

-

609,077

-

Receivable for Fund shares sold

329,520

57,720

70,665

13,895

48,223

460,326

Dividends and interest receivable

168,517

1,383,651

552,000

24,339

22,576

125,174

Deposit with broker

-

-

-

-

160,002

-

Prepaid expenses and other assets

29,689

23,421

20,501

13,151

25,422

50,702

Total Assets

82,118,287

81,862,222

47,434,268

18,652,869

28,618,850

82,118,654

LIABILITIES:

Call options written (premiums received $0, $0, $67,511, $0, $550,393, $0)

-

-

51,203

-

754,514

-

Management fees payable

55,369

67,335

39,363

13,875

10,670

61,545

Payable upon return of securities loaned (Note 1)

12,935,276

-

-

-

2,663,448

-

Due to custodian

-

1,322,436

-

-

-

-

Payable for securities purchased

1,902,517

-

-

-

396,252

2,221,136

Payable for Fund shares redeemed

74,223

1,204,836

706

277

66,938

28,972

Accrued 12b-1 fees

75,282

156,873

96,370

18,978

23,208

44,098

Administration fees payable

5,990

8,838

4,016

1,696

2,623

5,558

Accrued expenses and other liabilities

5,724

13,671

12,622

12,837

13,889

4,344

Total Liabilities

15,054,381

2,773,989

204,280

47,663

3,931,542

2,365,653

Net Assets

$

67,063,906

$

79,088,233

$

47,229,988

$

18,605,206

$

24,687,308

$

79,753,001

NET ASSETS CONSIST OF:

Paid in capital

$

77,857,258

$

96,677,697

$

56,503,306

$

14,067,743

$

23,392,242

$

75,705,989

Undistributed net investment income (loss)

269,128

(230,673)

83,940

1,249

104,021

87,932

Accumulated net realized gain (loss) on investments,

    and written options

(14,358,900)

(10,033,657)

(7,032,635)

153,713

832,792

915,423

Net unrealized appreciation (depreciation) on investments,

    and written options

3,296,420

(7,325,134)

(2,324,623)

4,382,501

358,253

3,043,657

Net Assets

$

67,063,906

$

79,088,233

$

47,229,988

$

18,605,206

$

24,687,308

$

79,753,001

Class A

Net Assets

$

51,432,109

$

53,352,032

$

23,303,328

$

15,007,832

$

21,722,529

$

68,911,750

Shares of beneficial interest outstanding (a)

3,062,628

9,250,900

3,752,269

1,032,301

1,682,644

4,788,290

Net asset value per share

$

16.79

$

5.77

$

6.21

$

14.54

$

12.91

$

14.39

Maximum offering price per share (b)

$

17.81

$

6.06

$

6.59

$

15.43

$

13.70

$

15.27

Minimum redemption price per share (c)

$

16.62

$

5.71

$

6.15

$

14.39

$

12.78

$

14.25

Class C

Net Assets

$

12,536,480

$

24,954,058

$

23,035,473

$

667,854

$

2,964,779

$

10,841,251

Shares of beneficial interest outstanding (a)

768,980

4,326,287

3,708,107

46,536

232,126

741,342

Net asset value and offering price per share

$

16.30

$

5.77

$

6.21

$

14.35

$

12.77

$

14.62

Minimum redemption price per share (d)

$

16.14

$

5.71

$

6.15

$

14.21

$

12.64

$

14.47

Class I

Net Assets

$

3,095,317

$

782,143

$

891,187

$

2,929,520

Shares of beneficial interest outstanding (a)

182,909

135,503

143,589

201,524

Net asset value, offering price and

    redemption price per share

$

16.92

$

5.77

$

6.21

$

14.54

(a)  Unlimited number of shares of no par value beneficial interest authorized.

(b)  There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares of  Catalyst Small Cap Insider Buying Fund, Catalyst/SMH Total Return Income Fund,

Catalyst/Groesbeck Growth of Income Fund, Catalyst Strategic Insider Fund and Catalyst Insider Buying Fund, respectively, and 4.75% on Catalyst/SMH High Income Fund.

(c)  Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges

("CDSC") on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

(d)  A CDSC OF 1% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Assets and Liabilities (Unaudited) (Continued)

December 31, 2013

Catalyst/MAP

Catalyst/MAP

Catalyst/CP

Catalyst

Catalyst

Catalyst/Lyons

Global Capital

Global Total Return

Core Equity

Insider Long/

Event Arbitrage

Tactical

Appreciation Fund

Income Fund

Fund

Short Fund

Fund

Allocation Fund

ASSETS:

Investments in securities, at cost

$

16,810,334

$

14,921,760

$

21,097,702

$

1,682,862

$

18,240,668

$

64,717,954

Investments in securities, at value

$

19,273,050

$

16,371,943

$

28,436,342

$

1,755,298

$

17,753,087

$

70,828,310

Receivable for securities sold

684,719

-

-

614,080

903,395

-

Receivable for Fund shares sold

5,062

19,405

118,000

-

33,500

1,409,170

Dividends and interest receivable

32,738

89,933

22,695

4,087

23,599

127,787

Due from manager

-

-

-

3,707

-

-

Deposit with broker

-

-

-

1,657,911

3,600,242

-

Prepaid expenses and other assets

11,659

11,736

9,437

12,809

19,276

26,207

Total Assets

20,007,228

16,493,017

28,586,474

4,047,892

22,333,099

72,391,474

LIABILITIES:

Options written (premiums received $112,758, $97,087, $0, $0, $47,053, $0)

150,730

114,057

-

-

33,578

-

Securities sold short (proceeds $0, $0, $0, $1,247,426, $3,237,977, $0)

-

-

-

1,410,172

3,542,165

-

Management fees payable

12,938

10,204

19,296

-

14,900

55,893

Foreign Currency, at value (cost $160,507)

163,100

-

-

-

-

-

Payable for securities purchased

335,903

76,831

-

679,022

781,688

-

Payable for Fund shares redeemed

15,316

24

1,412

99,103

-

21,086

Accrued 12b-1 fees

14,796

11,454

29,073

4,771

47,234

62,861

Administration fees payable

1,986

2,025

2,477

653

2,274

4,759

Accrued expenses and other liabilities

14,374

15,076

11,514

13,222

11,517

11,830

Total Liabilities

709,143

229,671

63,772

2,206,943

4,433,356

156,429

Net Assets

$

19,298,085

$

16,263,346

$

28,522,702

$

1,840,949

$

17,899,743

$

72,235,045

NET ASSETS CONSIST OF:

Paid in capital

$

16,906,041

$

14,907,733

$

20,682,171

$

1,995,341

$

19,639,504

$

66,133,182

Undistributed net investment income (loss)

(54,311)

(70,666)

12,608

9,226

(122,295)

(16,645)

Accumulated net realized gain on investments,

   securities sold short, written options and foreign currency

28,299

752

489,283

(73,308)

(858,750)

8,152

Net unrealized appreciation (depreciation) on investments,

   securities sold short, written options and foreign currency

2,418,056

1,425,527

7,338,640

(90,310)

(758,716)

6,110,356

N

et Assets

$

19,298,085

$

16,263,346

$

28,522,702

$

1,840,949

$

17,899,743

$

72,235,045

Class A

Net Assets

$

14,400,794

$

13,097,278

$

28,008,447

$

1,559,501

$

17,362,108

$

49,905,834

Shares of beneficial interest outstanding (a)

1,154,271

1,132,789

1,986,690

163,815

1,806,594

3,579,555

Net asset value per share

$

12.48

$

11.56

$

14.10

$

9.52

$

9.61

$

13.94

Maximum offering price per share (b)

$

13.24

$

12.27

$

14.96

$

10.10

$

10.20

$

14.79

Minimum redemption price per share (c)

$

12.36

$

11.44

$

13.96

$

9.42

$

9.51

$

13.80

Class C

Net Assets

$

4,897,291

$

3,166,068

$

514,255

$

281,448

$

442,650

$

22,329,211

Shares of beneficial interest outstanding (a)

395,842

$

274,786

37,028

29,835

46,565

1,615,218

Net asset value and offering price per share

$

12.37

$

11.52

$

13.89

$

9.43

$

9.51

$

13.82

Minimum redemption price per share (d)

$

12.25

$

11.40

$

13.75

$

9.34

$

9.41

$

13.69

Class I

Net Assets

$

94,985

Shares of beneficial interest outstanding (a)

9,857

Net asset value, offering price and

   redemption price per share

$

9.64

(a)  Unlimited number of shares of no par value beneficial interest authorized.

(b)  There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund.

(c)   Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges ("CDSC") on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

(d)  A CDSC OF 1% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Assets and Liabilities (Unaudited) (Continued)

December 31, 2013

Catalyst/Princeton

Catalyst Hedged

Catalyst/Equity

Catalyst/Lyons

Floating Rate

Futures Strategy

Compass Buyback

Hedged Premium

Income Fund

Fund

Strategy Fund

Return Fund

ASSETS:

Investments in securities, at cost

$

41,642,433       $

8,176,660       $

-       $

-

Investments in securities, at value

$

42,037,973       $

8,460,146       $

-       $

-

Receivable for securities sold

1,249,688

-

-

-

Receivable for Fund shares sold

412,596

398,860

102,000

51,000

Dividends and interest receivable

165,736

535

-

-

Deposit with broker

-

11,008,173

-

-

Prepaid expenses and other assets

30,155

124,730

-

-

Total Assets

43,896,148

19,992,444

102,000

51,000

LIABILITIES:

Options written (premiums received $0, $1,443,875, $0, $0)

-

1,990,438

-

-

Management fees payable

16,864

25,586

-

-

Payable for securities purchased

8,802,622

-

-

-

Payable for Fund shares redeemed

-

31,711

-

-

Accrued 12b-1 fees

9,767

7,990

-

-

Administration fees payable

-

2,019

-

-

Accrued expenses and other liabilities

12,714

3,558

-

Total Liabilities

8,841,967

2,061,302

-

-

Net Assets

$

35,054,181

$

17,931,142

$

102,000

$

51,000

NET ASSETS CONSIST OF:

Paid in capital

$

34,664,647       $

18,452,422       $

102,000       $

51,000

Undistributed net investment income (loss)

(5,180)

(90,777)

-

-

Accumulated net realized gain on investments,

   and written options

(826)

(167,426)

-

-

Net unrealized appreciation (depreciation) on investments,

   and written options

395,540

(263,077)

-

-

Net Assets

$

35,054,181

$

17,931,142

$

102,000

$

51,000

Class A

Net Assets

$

10,869,613       $

11,337,495       $

1,000       $

50,000

Shares of beneficial interest outstanding (a)

1,035,714

1,184,868

100

5,000

Net asset value per share

$

10.49       $

9.57       $

10.00       $

10.00

Maximum offering price per share (b)

$

11.01       $

10.05       $

10.10       $

10.50

Minimum redemption price per share (c)

$

10.39       $

9.47       $

9.90       $

9.90

Class C

Net Assets

$

4,992,888       $

1,965,802       $

1,000       $

1,000

Shares of beneficial interest outstanding (a)

476,742

205,911

100

100

Net asset value and offering price per share

$

10.47       $

9.55       $

10.00       $

10.00

Minimum redemption price per share (d)

$

10.37       $

9.45       $

9.90       $

9.90

Class I

Net Assets

$

19,191,680       $

4,627,845       $

100,000

Shares of beneficial interest outstanding (a)

1,828,703       $

483,439       $

10,000

Net asset value, offering price and

   redemption price per share

$

10.49       $

9.57       $

10.00

(a)  Unlimited number of shares of no par value beneficial interest authorized.

(b)  There is a maximum front-end sales charge (load) of 5.75% imposed on purchases of Class A shares for each Fund excluding  Catalyst/Princeton Floating Rate Income Fund which imposes a 4.75%.

(c)   Investments in Class A shares made at or above $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charges ("CDSC") on shares redeemed within 18 months of purchases (excluding shares purchased with reinvested dividends and/or distributions).

(d)  A CDSC OF 1% is imposed in the event of certain redemption transactions within one year following such investments.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Operations (Unaudited)

For the Six Months Ended December 31, 2013

Catalyst

Catalyst/SMH

Catalyst/Groesbeck

Catalyst

Catalyst

Small Cap Insider

Catalyst/SMH

Total Return

Growth of

Strategic

Insider

Buying Fund

High Income Fund

Income Fund

Income Fund

Insider Fund

Buying Fund

Investment Income:

Dividend income

$

627,429

$

-

$

760,579

$

191,411

$

174,390

$

430,121

Interest income

597

3,709,783

923,398

318

828

861

Securities lending net income

71,122

-

-

-

35,193

-

Foreign tax withheld

(28)

-

-

-

-

-

Total Investment Income

699,120

3,709,783

1,683,977

191,729

210,411

430,982

Operating Expenses:

Investment management fees

312,797

451,371

233,437

88,630

101,619

175,393

12b-1 Fees:

   Class A

47,047

77,663

29,565

17,647

18,180

37,978

   Class C

48,776

138,173

113,632

3,194

8,743

23,482

Administration fees

24,884

45,087

23,404

9,054

8,716

16,283

Registration fees

20,465

16,379

16,994

9,221

16,500

11,968

Networking fees

13,639

17,968

8,935

686

3,036

965

Audit fees

6,017

7,077

7,177

6,069

6,625

5,388

Custody fees

2,511

5,972

2,996

1,610

2,446

6,118

Printing expenses

2,507

2,843

2,521

2,521

2,548

2,521

Compliance officer fees

3,009

3,327

3,327

3,630

3,058

3,025

Trustees' fees

1,745

1,754

1,754

1,755

1,773

1,754

Legal fees

4,926

6,789

5,903

2,604

2,387

3,812

Insurance expenses

715

2,079

839

269

87

72

Miscellaneous expenses

1,504

1,513

1,512

1,513

1,529

1,512

Total Operating Expenses

490,542

777,995

451,996

148,403

177,247

290,271

Less: Expenses waived

by Manager

(68,147)

(20,329)

(4,926)

(12,155)

(44,053)

(15,147)

Net Operating Expenses

422,395

757,666

447,070

136,248

133,194

275,124

Net Investment Income

276,725

2,952,117

1,236,907

55,481

77,217

155,858

Realized and Unrealized

   Gain (Loss) on Investments:

Net realized gain (loss) from:

   Investments

5,941,188

(10,029,185)

(6,966,321)

677,846

1,240,723

1,553,372

    Options purchased

-

-

-

-

(5,727)

-

   Options written

-

-

74,856

-

(298,645)

-

Net realized gain (loss)

5,941,188

(10,029,185)

(6,891,465)

677,846

936,351

1,553,372

Net change in unrealized appreciation

    (depreciation) on:

   Investments

5,530,611

8,065,772

8,125,442

1,186,147

773,938

3,069,052

    Options purchased

-

-

-

-

6,056

-

   Options written

-

-

(7,913)

-

(326,710)

-

Net change in unrealized appreciation

   (depreciation)

5,530,611

8,065,772

8,117,529

1,186,147

453,284

3,069,052

Net Realized and Unrealized

Gain (Loss) on Investments

11,471,799

(1,963,413)

1,226,064

1,863,993

1,389,635

4,622,424

Net Increase in

   Net Assets Resulting

   From Operations

$

11,748,524

$

988,704

$

2,462,971

$

1,919,474

$

1,466,852

$

4,778,282

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Operations (Unaudited) (Continued)

For the Six Months Ended December 31, 2013

Catalyst/MAP

Catalyst/MAP

Catalyst/CP

Catalyst

Catalyst

Catalyst/Lyons

Global Capital

Global Total Return

Core Equity

Insider Long/

Event Arbitrage

Tactical Allocation

Appreciation Fund

Income Fund

Fund

Short Fund

Fund

Fund

Investment Income:

Dividend Income

$

162,721

$

104,076

$

172,122       $

28,945

$

123,981

$

518,741

Interest Income

507

69,359

12

188

674

602

Foreign tax withheld

(11,738)

(5,117)

-

-

(2,831)

-

Total Investment Income

151,490

168,318

172,134

29,133

121,824

519,343

Operating Expenses:

Investment management fees

81,143

71,074

128,200

15,412

105,212

214,422

12b-1 fees:

   Class A

15,250

14,418

31,618

2,547

20,477

31,941

   Class C

20,143

13,404

1,729

2,144

1,793

43,772

Administration fees

10,081

10,495

12,628

3,043

10,496

16,092

Registration fees

9,886

7,864

5,329

9,309

7,325

11,868

Audit fees

7,077

7,394

6,679

6,371

6,371

6,050

Compliance officer fees

3,327

3,327

3,630

3,025

3,025

3,630

Printing expenses

2,521

2,522

2,521

2,199

2,521

2,521

Custody fees

2,845

2,587

2,170

2,176

3,843

2,431

Trustees' fees

1,754

1,754

1,859

1,754

1,754

1,754

Legal fees

2,523

2,362

2,684

2,362

4,776

2,684

Networking fees

3,553

2,926

197

1,297

313

2,315

Insurance expenses

186

186

411

53

241

206

Dividend expense

-

-

-

248

34,158

-

Interest expense

-

-

-

8,312

22,536

-

Miscellaneous expenses

1,512

1,512

1,512

1,261

1,513

1,512

Total Operating Expenses

161,801

141,825

201,167

61,513

226,354

341,198

Less: Expenses waived/reimbursed

by Manager

(20,585)

(21,440)

(26,477)

(34,420)

(20,457)

(48,652)

Net Operating Expenses

141,216

120,385

174,690

27,093

205,897

292,546

Net Investment Income (Loss)

10,274

47,933

(2,556)

2,040

(84,073)

226,797

Realized and Unrealized

   Gain (Loss) on Investments:

Net realized gain (loss) from:

   Investments

3,106

(5,301)

1,922,073

374,557

382,540

1,219,100

   Securities sold short

-

-

-

(443,984)

(488,226)

-

   Options purchased

-

-

-

-

(142,500)

-

   Options written

25,046

6,913

-

-

127,126

-

   Foreign currency transactions

336

(386)

-

-

(823)

-

Net realized gain

28,488

1,226

1,922,073

(69,427)

(121,883)

1,219,100

Net change in unrealized appreciation

   (depreciation) on:

   Investments

2,164,714

1,130,406

3,577,344

(45,054)

261,259

5,085,491

   Securities sold short

-

-

-

12,865

(213,105)

-

   Options purchased

-

-

-

-

1,053

-

   Options written

35,166

43,622

-

-

16,796

-

   Foreign currency translations

(6,423)

(7,813)

-

-

-

-

Net change in unrealized appreciation

   (depreciation)

2,193,457

1,166,215

3,577,344

(32,189)

66,003

5,085,491

Net Realized and Unrealized

Gain (Loss) on Investments

2,221,945

1,167,441

5,499,417

(101,616)

(55,880)

6,304,591

Net Increase (Decrease) in

   Net Assets Resulting

   From Operations

$

2,232,219       $

1,215,374       $

5,496,861       $

(99,576)      $

(139,953)      $

6,531,388

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Operations (Unaudited) (Continued)

For the Six Months or Period Ended December 31, 2013

Catalyst/Princeton

Catalyst Hedged

Catalyst/Equity

Catalyst/Lyons

Floating Rate

Futures Strategy

Compass Buyback

Hedged Premium

Income Fund

Fund (a)

Strategy Fund (b)

Return Fund (b)

Investment Income:

Dividend Income

$

52,691

$

-

$

-

$

-

Interest Income

369,534

1,321

-

-

Total Investment Income

422,225

1,321

-

-

Operating Expenses:

Investment management fees

79,126

59,635

-

-

12b-1 fees:

   Class A

5,927

6,194

-

-

   Class C

6,184

3,209

-

-

Administration fees

7,454

4,001

-

-

Registration fees

9,870

2,782

-

-

Audit fees

8,277

4,775

-

-

Compliance officer fees

3,669

2,162

-

-

Printing expenses

2,548

1,630

-

-

Custody fees

2,704

1,497

-

-

Trustees' fees

1,934

1,353

-

-

Legal fees

2,507

3,882

-

-

Networking fees

2,760

-

-

-

Miscellaneous expenses

1,561

978

-

-

Total Operating Expenses

134,521

92,098

-

-

Less: Expenses waived

by Manager

(52,868)

-

-

-

Net Operating Expenses

81,653

92,098

-

-

Net Investment Income (Loss)

340,572

(90,777)

-

-

Realized and Unrealized

   Gain (Loss) on Investments:

Net realized gain (loss) from:

   Investments

(722)

277,123

-

-

    Options purchased

-

(425,537)

-

-

   Options written

-

(19,012)

-

-

Net realized gain

(722)

(167,426)

-

-

Net change in unrealized appreciation

    (depreciation) on:

   Investments

413,204

-

-

-

    Options purchased

-

283,486

-

-

   Options written

-

(546,563)

-

-

Net change in unrealized appreciation

   (depreciation)

413,204

(263,077)

-

-

Net Realized and Unrealized

Gain (Loss) on Investments

412,482

(430,503)

-

-

Net Increase (Decrease) in

   Net Assets Resulting

   From Operations

$

753,054       $

(521,280)      $

-       $

-

(a)  The Catalyst Hedged Futures Strategy Fund commenced operations on September 3, 2013.

(b)  The Catalyst/EquityCompass Buyback Strategy Fund and the Catalyst/Lyons Hedged Premium Return Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Changes in Net Assets

Catalyst/SMH Total

Catalyst Small Cap Insider Buying Fund

Catalyst/SMH High Income Fund

Return Income Fund

For the

For the

For the

Six Months Ended

Year Ended

Six Months Ended

Year Ended

Six Months Ended

Year Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

Operations:

(Unaudited)

(Unaudited)

(Unaudited)

Net investment income

$

276,725

$

667,159

$

2,952,117

$

7,273,327

$

1,236,907

$

2,561,150

Net realized gain (loss) on investments

5,941,188

(3,956,533)

(10,029,185)

6,038,276

(6,891,465)

3,098,944

Net change in unrealized appreciation/

(depreciation)  on investments

5,530,611

12,676,394

8,065,772

(8,268,215)

8,117,529

698,783

Net increase (decrease) in net assets

      resulting from operations

11,748,524

9,387,020

988,704

5,043,388

2,462,971

6,358,877

Distributions to Shareholders from:

Net investment income

    Class A

(363,981)

(1,348,090)

(2,385,267)

(5,382,260)

(660,225)

(1,431,640)

    Class C

(26,411)

(281,399)

(965,570)

(1,724,597)

(550,165)

(1,085,882)

    Class I

(28,920)

(56,262)

(25,455)

-

(12,304)

-

Net realized gains

    Class A

-

-

(2,348,333)

(2,057,459)

-

-

    Class C

-

-

(1,065,204)

(710,270)

-

-

    Class I

-

-

(31,646)

-

-

-

Total distributions  to shareholders

(419,312)

(1,685,751)

(6,821,475)

(9,874,586)

(1,222,694)

(2,517,522)

Share Transactions of Beneficial Interest:

Net proceeds from shares sold

    Class A

19,304,838

4,550,127

1,926,808

17,670,490

3,205,810

5,882,655

    Class C

3,315,234

470,494

467,516

5,795,256

1,891,934

2,023,826

    Class I

1,087,033

896,139

821,586

-

885,926

-

Reinvestment of distributions

    Class A

319,920

1,149,077

3,374,043

5,307,321

369,258

933,172

    Class C

23,805

257,687

1,370,345

1,503,002

389,444

767,454

    Class I

21,466

46,947

33,067

-

2,431

-

Cost of shares redeemed

    Class A

(5,130,786)

(28,298,937)

(15,147,689)

(52,858,606)

(4,301,229)

(19,405,637)

    Class C

(911,609)

(4,817,516)

(4,329,304)

(9,596,685)

(1,935,977)

(9,094,052)

    Class I

(731,146)

(547,743)

(9,234)

-

(3,035)

-

Net increase (decrease) in net assets from

       share transactions of beneficial interest

17,298,755

(26,293,725)

(11,492,862)

(32,179,222)

504,562

(18,892,582)

Total Increase (Decrease) in Net Assets

28,627,967

(18,592,456)

(17,325,633)

(37,010,420)

1,744,839

(15,051,227)

Net Assets:

Beginning of year

38,435,939

57,028,395

96,413,866

133,424,286

45,485,149

60,536,376

End of period*

$

67,063,906

$

38,435,939

$

79,088,233

$

96,413,866

$

47,229,988

$

45,485,149

* Includes undistributed net investment

income (loss) at end of period of:

$

269,128

$

411,715

$

(230,673)       $

193,502

$

83,940

$

69,727

Share Activity:

Class A

Shares Sold

1,239,780

370,803

310,122

2,745,505

516,304

1,000,270

Shares Reinvested

19,970

103,614

569,655

835,559

59,471

161,734

Shares Redeemed

(337,900)

(2,413,778)

(2,458,423)

(8,270,963)

(693,464)

(3,369,897)

Net increase (decrease) in shares of

Beneficial interest

921,850

(1,939,361)

(1,578,646)

(4,689,899)

(117,689)

(2,207,893)

Class C

Shares Sold

218,294

39,219

76,657

902,546

304,488

346,024

Shares Reinvested

1,530

23,882

232,297

236,850

62,710

132,261

Shares Redeemed

(62,128)

(428,094)

(699,968)

(1,496,279)

(311,512)

(1,581,413)

Net increase (decrease) in shares of

Beneficial interest

157,696

(364,993)

(391,014)

(356,883)

55,686

(1,103,128)

Class I

Shares Sold

68,442

66,939

131,324

-

143,689

-

Shares Reinvested

1,330

4,203

5,679

-

392

-

Shares Redeemed

(46,146)

(46,748)

(1,500)

-

(492)

-

Net increase (decrease) in shares of

Beneficial interest

23,626

24,394

135,503

-

143,589

-

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Changes in Net Assets (Continued)

Catalyst/Groesbeck

Catalyst Insider

Growth of Income Fund

Catalyst Strategic Insider Fund

Buying Fund

For the

For the

For the

Six Months Ended

Year Ended

Six Months Ended

Year Ended

Six Months Ended

Year Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

Operations:

(Unaudited)

(Unaudited)

(Unaudited)

Net investment income

$

55,481

$

154,053

$

77,217

$

49,179

$

155,858

$

19,266

Net realized gain (loss) on investments

677,846

394,314

936,351

780,688

1,553,372

129,337

Net change in unrealized appreciation

(depreciation) on investments

1,186,147

2,147,035

453,284

(117,394)

3,069,052

(23,443)

Net increase (decrease) in net assets

      resulting from operations

1,919,474

2,695,402

1,466,852

712,473

4,778,282

125,160

Distributions to Shareholders from:

Net investment income

    Class A

(41,825)

(126,709)

(20,046)

(6,060)

(80,042)

(6,089)

    Class C

-

(1,802)

-

-

-

(58)

    Class I

(12,407)

(30,973)

-

-

-

-

Net realized gains

    Class A

(721,587)

(35,160)

(263,550)

-

(652,811)

(36,557)

    Class C

(33,061)

(1,354)

(32,843)

-

(102,917)

(522)

    Class I

(141,806)

(7,242)

-

-

-

-

Total distributions to shareholders

(950,686)

(203,240)

(316,439)

(6,060)

(835,770)

(43,226)

Share Transactions of Beneficial Interest:

Net proceeds from shares sold

    Class A

1,299,227

10,520,360

13,003,753

8,045,609

65,515,572

4,034,334

    Class C

55,413

133,762

1,844,795

1,027,431

10,303,066

356,951

    Class I

164,000

692,000

-

-

-

-

Reinvestment of distributions

    Class A

721,421

149,976

247,396

5,029

669,102

30,820

    Class C

28,293

3,001

32,078

-

97,472

-

    Class I

149,598

37,277

-

-

-

-

Cost of shares redeemed

    Class A

(889,996)

(10,225,759)

(2,892,831)

(1,754,814)

(5,171,000)

(94,509)

    Class C

(6,807)

(142,367)

(115,606)

(263,480)

(434,920)

(6,448)

    Class I

(392,245)

(459,952)

-

-

-

-

Net increase (decrease) in net assets from

       share transactions of beneficial interest

1,128,904

708,298

12,119,585

7,059,775

70,979,292

4,321,148

Total Increase (Decrease) in Net Assets

2,097,692

3,200,460

13,269,998

7,766,188

74,921,804

4,403,082

Net Assets:

Beginning of year

16,507,514

13,307,054

11,417,310

3,651,122

4,831,197

428,115

End of period*

$

18,605,206

$

16,507,514

$

24,687,308

$

11,417,310

$

79,753,001

$

4,831,197

* Includes undistributed net investment

income (loss) at end of period of:

$

1,249

$

-

$

104,021

$

46,850

$

87,932

$

12,116

Share Activity:

Class A

Shares Sold

89,895

860,338

1,020,382

681,516

4,762,462

318,023

Shares Reinvested

50,537

12,016

19,588

435

47,690

2,935

Shares Redeemed

(61,663)

(822,827)

(232,361)

(157,912)

(375,541)

(7,759)

Net increase (decrease) in shares of

Beneficial interest

78,769

49,527

807,609

524,039

4,434,611

313,199

Class C

Shares Sold

3,910

10,666

147,679

86,883

737,464

27,479

Shares Reinvested

2,011

249

2,566

-

6,835

-

Shares Redeemed

(468)

(11,344)

(9,197)

(22,343)

(30,536)

(508)

Net increase (decrease) in shares of

Beneficial interest

5,453

(429)

141,048

64,540

713,763

26,971

Class I

Shares Sold

11,621

53,794

Shares Reinvested

10,478

2,965

Shares Redeemed

(26,976)

(35,459)

Net increase in shares of

Beneficial interest

(4,877)

21,300

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Changes in Net Assets (Continued)

Catalyst/MAP

Catalyst/MAP Global

Global Capital Appreciation

Global Total Return Income

Fund

Fund

Catalyst/CP Core Equity Fund

For the

For the

For the

Six Months Ended

Year Ended

Six Months Ended

Year Ended

Six Months Ended

Year Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

Operations:

(Unaudited)

(Unaudited)

(Unaudited)

Net investment income

$

10,274

$

193,095

$

47,933

$

189,327

$

(2,556)

$

15,164

Net realized gain (loss) on investments

28,488

418,030

1,226

406,281

1,922,073

1,092,491

Net change in unrealized appreciation

on investments

2,193,457

183,208

1,166,215

256,747

3,577,344

2,233,706

Net increase in net assets

      resulting from operations

2,232,219

794,333

1,215,374

852,355

5,496,861

3,341,361

Distributions to Shareholders:

Net investment income

    Class A

(137,001)

(175,457)

(103,923)

(226,725)

-

(36,880)

    Class C

(23,036)

(38,518)

(14,676)

(42,470)

-

(110)

    Class I

Net realized gains

    Class A

(225,563)

(36,986)

(267,920)

(35,596)

(2,214,618)

-

    Class C

(77,055)

(9,785)

(63,853)

(8,979)

(41,853)

-

Total distributions  to shareholders

(462,655)

(260,746)

(450,372)

(313,770)

(2,256,471)

(36,990)

Share Transactions of Beneficial Interest:

Net proceeds from shares sold

    Class A

3,701,135

5,774,458

3,110,984

5,055,422

1,364,431

2,550,501

    Class C

1,624,985

1,988,900

730,099

1,109,060

188,084

201,150

Reinvestment of distributions

    Class A

308,650

160,808

279,822

172,229

2,204,726

36,880

    Class C

89,419

37,286

67,766

46,960

41,853

94

Cost of shares redeemed

    Class A

(680,893)

(1,116,797)

(539,299)

(938,504)

(2,098,708)

(3,062,815)

    Class C

(295,598)

(91,109)

(152,399)

(693,673)

(5,000)

-

Net increase (decrease) in net assets from

       share transactions of beneficial interest

4,747,698

6,753,546

3,496,973

4,751,494

1,695,386

(274,190)

Total Increase in Net Assets

6,517,262

7,287,133

4,261,975

5,290,079

4,935,776

3,030,181

Net Assets:

Beginning of year

12,780,823

5,493,690

12,001,371

6,711,292

23,586,926

20,556,745

End of period*

$

19,298,085

$

12,780,823

$

16,263,346

$

12,001,371

$

28,522,702

$

23,586,926

* Includes undistributed net investment

income (loss) at end of period of:

$

(54,311)

$

95,452

$

(70,666)

$

-

$

12,608

$

15,164

Share Activity:

Class A

Shares Sold

303,228

522,644

270,678

470,769

100,382

215,596

Shares Reinvested

25,508

14,794

24,405

16,002

159,416

3,232

Shares Redeemed

(56,701)

(101,104)

(47,206)

(87,538)

(154,511)

(259,565)

Net increase (decrease) in shares of

Beneficial interest

272,035

436,334

247,877

399,233

105,287

(40,737)

Class C

Shares Sold

133,755

180,521

63,329

101,541

13,481

18,313

Shares Reinvested

7,452

3,449

5,944

4,387

3,071

8

Shares Redeemed

(24,097)

(8,201)

(13,487)

(63,868)

(345)

-

Net increase in shares of

Beneficial interest

117,110

175,769

55,786

42,060

16,207

18,321

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Changes in Net Assets (Continued)

Catalyst/Lyons

Catalyst Insider

Catalyst Event

Tactical

Long/Short Fund

Arbitrage Fund (a)

Allocation Fund (a)

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Six Months Ended

Period Ended

Six Months Ended

Period Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

Operations:

(Unaudited)

(Unaudited)

(Unaudited)

Net investment income (loss)

$

2,040

$

(12,299)

$

(84,073)

$

(68,110)

$

226,797

$

133,603

Net realized gain (loss) on investments

(69,427)

100,023

(121,883)

410,632

1,219,100

771,959

Net change in unrealized appreciation

(depreciation) on investments

(32,189)

(84,348)

66,003

(824,719)

5,085,491

1,024,865

Net increase (decrease) in net assets

      resulting from operations

(99,576)

3,376

(139,953)

(482,197)

6,531,388

1,930,427

Distributions to Shareholders:

Net investment income

    Class A

-

-

-

(15,746)

(240,882)

(47,291)

    Class C

-

-

-

-

(87,847)

(1,025)

    Class I

-

-

-

-

-

Net realized gains

    Class A

(72,809)

-

(832,562)

(242,810)

(1,298,144)

(62,465)

    Class C

(11,262)

-

(21,604)

(92)

(620,755)

(1,543)

    Class I

-

-

(4,797)

-

-

-

Total distributions to shareholders

(84,071)

-

(858,963)

(258,648)

(2,247,628)

(112,324)

Share Transactions of Beneficial Interest:

Net proceeds from shares sold

    Class A

313,201

2,198,247

3,023,765

20,900,767

34,614,112

13,873,299

    Class C

64,025

646,903

253,450

191,985

18,252,022

2,369,131

    Class I

-

-

50,000

48,820

-

-

Reinvestment of distributions

    Class A

66,750

-

825,957

258,408

1,469,978

108,981

    Class C

9,822

-

21,263

92

652,192

2,603

    Class I

-

-

-

-

-

-

Cost of shares redeemed

    Class A

(766,670)

(1,134,151)

(633,450)

(5,300,543)

(3,718,612)

(1,416,920)

    Class C

(385,536)

(39,531)

(1,010)

-

(73,582)

(22)

    Class I

-

-

-

-

-

-

Net increase in net assets from

       share transactions of beneficial interest

(698,408)

1,671,468

3,539,975

16,099,529

51,196,110

14,937,072

Total Increase in Net Assets

(882,055)

1,674,844

2,541,059

15,358,684

55,479,870

16,755,175

Net Assets:

Beginning of period

2,723,004

1,048,160

15,358,684

-

16,755,175

-

End of period*

$

1,840,949

$

2,723,004

$

17,899,743

$

15,358,684

$

72,235,045

$

16,755,175

* Includes undistributed net investment

income (loss) at end of period of:

$

9,226

$

7,186

$

(122,295)

$

(38,222)

$

(16,645)

$

85,287

Share Activity:

Class A

Shares Sold

30,705

213,144

300,522

1,980,989

2,575,393

1,291,919

Shares Reinvested

6,997

-

87,403

25,867

107,770

10,233

Shares Redeemed

(77,410)

(110,770)

(62,538)

(525,649)

(280,545)

(125,215)

Net increase (decrease) in shares of

Beneficial interest

(39,708)

102,374

325,387

1,481,207

2,402,618

1,176,937

Class C

Shares Sold

6,235

62,080

25,249

19,139

1,365,387

206,921

Shares Reinvested

1,039

-

2,274

10

48,204

245

Shares Redeemed

(37,796)

(3,876)

(107)

-

(5,537)

(2)

Net increase (decrease) in shares of

Beneficial interest

(30,522)

58,204

27,416

19,149

1,408,054

207,164

Class I

Shares Sold

4,941

4,916

Shares Reinvested

-

-

Shares Redeemed

-

-

Net increase in shares of

Beneficial interest

4,941

4,916

(a)  The Catalyst Event Arbitrage Fund and Catalyst/Lyons Tactical Allocation Fund commenced operations on July 2, 2012.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Statements of Changes in Net Assets (Continued)

Catalyst/Princeton

Catalyst Hedged

Catalyst/Equity

Catalyst/Lyons

Floating Rate

Futures Strategy

Compass Buyback

Hedged Premium

Income Fund (a)

Fund (b)

Strategy Fund (c)

Return Fund (c)

For the

For the

For the

For the

For the

Six Months Ended

Period Ended

Period Ended

Period Ended

Period Ended

December 31, 2013

June 30, 2013

December 31, 2013

December 31, 2013

December 31, 2013

Operations:

(Unaudited)

(Unaudited)

(Unaudited)

(Unaudited)

Net investment income (loss)

$

340,572

$

82,496

$

(90,777)

$

-

$

-

Net realized gain (loss) on investments

(722)

8,314

(167,426)

-

-

Net change in unrealized appreciation

(depreciation) on investments

413,204

(17,664)

(263,077)

-

-

Net increase (decrease) in net assets

      resulting from operations

753,054

73,146

(521,280)

-

-

Distributions to Shareholders:

Net investment income

    Class A

(104,751)

(1,746)

-

-

-

    Class C

(23,334)

(399)

-

-

-

    Class I

(218,523)

(79,495)

-

-

-

Net realized gains

    Class A

(2,736)

-

-

-

-

    Class C

(1,214)

-

-

-

-

    Class I

(4,468)

-

-

-

-

Total distributions to shareholders

(355,026)

(81,640)

-

-

-

Share Transactions of Beneficial Interest:

Net proceeds from shares sold

    Class A

11,499,657

238,840

12,099,239

1,000

50,000

    Class C

4,924,560

55,993

1,983,359

1,000

1,000

    Class I

12,667,944

6,712,371

4,997,363

100,000

-

Reinvestment of distributions

    Class A

96,102

1,694

-

-

-

    Class C

8,988

399

-

-

-

    Class I

157,159

61,997

-

-

-

Cost of shares redeemed

    Class A

(1,064,872)

(13,206)

(351,496)

-

-

    Class C

(15,577)

(10,000)

(1,050)

-

-

    Class I

(578,876)

(78,526)

(274,993)

-

-

Net increase in net assets from

       share transactions of beneficial interest

27,695,085

6,969,562

18,452,422

102,000

51,000

Total Increase in Net Assets

28,093,113

6,961,068

17,931,142

102,000

51,000

Net Assets:

Beginning of period

6,961,068

-

-

-

-

End of period*

$

35,054,181

$

6,961,068

$

17,931,142

$

102,000

$

51,000

* Includes undistributed net investment

income (loss) at end of period of:

$

(5,180)

$

856

$

(90,777)

$

-

$

-

Share Activity:

Class A

Shares Sold

1,106,176

23,271

1,220,996

100

5,000

Shares Reinvested

9,215

165

-

-

-

Shares Redeemed

(101,801)

(1,312)

(36,128)

-

-

Net increase in shares of

Beneficial interest

1,013,590

22,124

1,184,868

100

5,000

Class C

Shares Sold

472,839

5,496

206,018

100

100

Shares Reinvested

861

39

-

-

-

Shares Redeemed

(1,493)

(1,000)

(107)

-

-

Net increase in shares of

Beneficial interest

472,207

4,535

205,911

100

100

Class I

Shares Sold

1,212,847

658,021

511,505

10,000

Shares Reinvested

15,106

6,044

-

-

Shares Redeemed

(55,605)

(7,710)

(28,066)

-

Net increase in shares of

Beneficial interest

1,172,348

656,355

483,439

10,000

(a)  The Catalyst/Princeton Floating Rate Income Fund commenced operations on December 31, 2012.

(b)  The Catalyst Hedged Futures Strategy Fund commenced operations on September 3, 2013.

(c)  The Catalyst/EquityCompass Buyback Strategy Fund and the Catalyst/Lyons Hedged Premium Return Fund commenced operations on December 31, 2013.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Small Cap Insider Buying Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

13.28

$

11.05

$

14.28

$

11.66

$

8.95

$

8.10

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (loss)

0.10    (A)

0.19    (A)

0.30    (A)

(0.08)

(0.11)

0.07    (A)

Net realized and unrealized gain (loss) on investments

3.53

2.54

(3.21)

2.82

2.84    (B)

0.78

Total from investment operations

3.63

2.73

(2.91)

2.74

2.73

0.85

LESS DISTRIBUTIONS:

From net investment income

(0.12)

(0.50)

-

-

(0.02)

-

From net realized gains on investments

-

-

(0.32)

(0.12)

-

-

Total distributions

(0.12)

(0.50)

(0.32)

(0.12)

(0.02)

-

Net asset value, end of period

$

16.79

$

13.28

$

11.05

$

14.28

$

11.66

$

8.95

Total return (C)

27.40%  (F)

25.62%

(20.30)%

23.47%

30.47%  (D)

10.49%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period  (in 000's)

$

51,432

$

28,433

$

45,077

$

93,869

$

47,320

$

6,971

Ratios to average net assets

    Expenses, before waiver and reimbursement

1.82%  (E)

1.86%

1.80%

1.78%

1.94%

4.39%

    Expenses, net waiver and reimbursement

1.55%  (E)

1.55%

1.55%

1.55%

1.56%

1.66%

    Net investment income (loss), before waiver and reimbursement

0.99%  (E)

1.33%

2.31%

(0.98)%

(1.64)%

(1.85)%

    Net investment income (loss), net waiver and reimbursement

1.26%  (E)

1.64%

2.56%

(0.75)%

(1.26)%

0.88%

Portfolio turnover rate

110%  (F)

117%

61%

123%

158%

169%

Class C

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

12.87

$

10.70

$

13.95

$

11.48

$

8.80

$

8.05

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (loss)

0.03    (A)

0.10    (A)

0.22    (A)

(0.12)

(0.14)

0.11    (A)

Net realized and unrealized gain (loss) on investments

3.44

2.47

(3.15)

2.71

2.84    (B)

0.64

Total from investment operations

3.47

2.57

(2.93)

2.59

2.70

0.75

LESS DISTRIBUTIONS:

From net investment income

(0.04)

(0.40)

-

-

(0.02)

-

From net realized gains on investments

-

-

(0.32)

(0.12)

-

-

Total distributions

(0.04)

(0.40)

(0.32)

(0.12)

(0.02)

-

Net asset value, end of period

$

16.30

$

12.87

$

10.70

$

13.95

$

11.48

$

8.80

Total return (C)

26.94%  (F)

24.69%

(20.94)%

22.53%

30.66%  (D)

9.32%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period  (in 000's)

$

12,536

$

7,870

$

10,448

$

17,595

$

3,810

$

28

Ratios to average net assets

    Expenses, before waiver and reimbursement

2.57%  (E)

2.61%

2.55%

2.53%

2.69%

6.87%

    Expenses, net waiver and reimbursement

2.30%  (E)

2.30%

2.30%

2.30%

2.31%

2.53%

    Net investment income (loss), before waiver and reimbursement

0.19%  (E)

0.58%

1.66%

(1.62)%

(2.42)%

(2.95)%

    Net investment income (loss), net waiver and reimbursement

0.46%  (E)

0.89%

1.91%

(1.39)%

(2.04)%

1.39%

Portfolio turnover rate

110%  (F)

117%

61%

123%

158%

169%

(A)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)    As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)    For the period ended June 30, 2010, 0.11% of the Fund's Class A shares and Class C shares total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.  Excluding this item, total return would have been 30.36% for Class A and 30.54% for Class C.

(E)    Not Annualized.

(F)   Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Small Cap Insider Buying Fund (Continued)

Financial Highlights

For a Share Outstanding Throughout Each Period

Class I(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

13.39

$

11.15

$

14.37

$

11.70

$

8.96

$

7.36

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (loss)

0.11    (B)

0.22    (B)

0.35    (B)

(0.09)

(0.14)

-

(B)

Net realized and unrealized gain (loss) on investments

3.57

2.56

(3.25)

2.88

2.90    (C)

1.60

Total from investment operations

3.68

2.78

(2.90)

2.79

2.76

1.60

LESS DISTRIBUTIONS:

From net investment income

(0.15)

(0.54)

-

-

(0.02)

-

From net realized gains on investments

-

-

(0.32)

(0.12)

-

-

Total distributions

(0.15)

(0.54)

(0.32)

(0.12)

(0.02)

-

Net asset value, end of period

$

16.92

$

13.39

$

11.15

$

14.37

$

11.70

$

8.96

Total return (D)

27.56%    (F)

25.95%

(20.10)%

23.82%

30.80%  (E)

21.74%    (F)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

3,095

$

2,133

$

1,504

$

2,357

$

1,364

$

1,090

Ratios to average net assets

Expenses, before waiver and reimbursement

1.57%  (G)

1.61%

1.55%

1.53%

1.69%

2.48%  (G)

Expenses, net waiver and reimbursement

1.30%  (G)

1.30%

1.30%

1.30%

1.31%

1.30%  (G)

Net investment income (loss), before waiver and reimbursement

1.19%  (G)

1.58%

2.27%

(0.73)%

(1.34)%

(1.25)%  (G)

Net investment income (loss), net waiver and reimbursement

1.46%  (G)

1.89%

2.52%

(0.50)%

(0.96)%

(0.07)%  (G)

Portfolio turnover rate

110%  (F)

117%

61%

123%

158%

169%  (F)

(A)    The Catalyst Small Cap Insider Buying Fund Class I  shares commenced operations on March 27, 2009.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2010, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(D)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)    For the period ended June 30, 2010, 0.11% of the Fund's class I Shares' total return consists of a voluntary reimbursement by the Manager of a realized investment loss incurred on a trading error.

Excluding this item, total return would have been 30.69%.

(F)    Not Annualized.

(G)   Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/SMH High Income Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

6.20

$

6.48

$

7.11

$

6.95

$

6.25

$

7.74

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.21    (A)

0.40    (A)

0.52    (A)

0.51

0.58

0.72

Net realized and unrealized gain (loss) on investments

(0.15)

(0.13)

(0.29)

0.56

0.81

(1.49)  (B)

Total from investment operations

0.06

0.27

0.23

1.07

1.39

(0.77)

LESS DISTRIBUTIONS:

From net investment income

(0.24)

(0.40)

(0.53)

(0.52)

(0.58)

(0.72)

From net realized gains on investments

(0.25)

(0.15)

(0.33)

(0.39)

(0.11)

-

Total distributions

(0.49)

(0.55)

(0.86)

(0.91)

(0.69)

(0.72)

Net asset value, end of period

$

5.77

$

6.20

$

6.48

$

7.11

$

6.95

$

6.25

Total return (C)

1.10%  (D)

4.16%

4.02%

15.84%

23.84%

(8.42)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

53,352

$

67,154

$

100,536

$

99,854

$

50,837

$

24,966

Ratios to average net assets

Expenses, before waiver and reimbursement

1.49%  (E)

1.47%

1.46%

1.48%

1.59%

1.80%

Expenses, net waiver and reimbursement/recapture

1.45%  (E)

1.45%

1.45%

1.45%

1.45%

1.45%

Net investment income, before waiver and reimbursement

6.73%  (E)

6.19%

7.87%

7.06%

8.82%

13.51%

Net investment income, net waiver and reimbursement/recapture

6.82%  (E)

6.21%

7.88%

7.09%

8.96%

13.86%

Portfolio turnover rate

24%  (D)

54%

33%

58%

58%

24%

Class C

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

6.20

$

6.48

$

7.11

$

6.96

$

6.25

$

7.75

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.19    (A)

0.35    (A)

0.47    (A)

0.46

0.58

0.69

Net realized and unrealized gain (loss) on investments

(0.15)

(0.13)

(0.28)

0.55

0.82

(1.51)  (B)

Total from investment operations

0.04

0.22

0.19

1.01

1.40

(0.82)

LESS DISTRIBUTIONS:

From net investment income

(0.22)

(0.35)

(0.49)

(0.47)

(0.58)

(0.68)

From net realized gains on investments

(0.25)

(0.15)

(0.33)

(0.39)

(0.11)

-

Total distributions

(0.47)

(0.50)

(0.82)

(0.86)

(0.69)

(0.68)

Net asset value, end of period

$

5.77

$

6.20

$

6.48

$

7.11

$

6.96

$

6.25

Total return (C)

0.70%  (D)

3.41%

3.27%

14.82%

23.10%

(9.19)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

24,954

$

29,260

$

32,888

$

25,522

$

14,811

$

7,932

Ratios to average net assets

Expenses, before waiver and reimbursement

2.25%  (E)

2.22%

2.21%

2.23%

2.34%

2.55%

Expenses, net waiver and reimbursement/recapture

2.20%  (E)

2.20%

2.20%

2.20%

2.20%

2.20%

Net investment income, before waiver and reimbursement

5.98%  (E)

5.44%

7.12%

6.31%

8.14%

12.60%

Net investment income, net waiver and reimbursement /recapture

6.07%  (E)

5.46%

7.13%

6.34%

8.28%

12.95%

Portfolio turnover rate

24%  (D)

54%

33%

58%

58%

24%

(A)     Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)      As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2009, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

(C)     Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)     Not Annualized.

(E)      Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/SMH High Income Fund (Continued)

Financial Highlights

For a Share Outstanding Throughout Each Period

Class I(A)

For the

Six Months Ended

December 31, 2013

(Unaudited)

Net asset value, beginning of period

$

6.22

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income (B)

0.22

Net realized and unrealized gain (loss) on investments

(0.17)

Total from investment operations

0.05

LESS DISTRIBUTIONS:

From net investment income

(0.25)

From net realized gains on investments

(0.25)

Total distributions

(0.50)

Net asset value, end of period

$

5.77

Total return (C,D)

0.91%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period  (in 000's)

$

782

Ratios to average net assets

Expenses, before waiver and reimbursement (E)

1.26%

Expenses, net waiver and reimbursement/recapture (E)

1.20%

Net investment income, before waiver and reimbursement (E)

7.08%

Net investment income, net waiver and reimbursement/recapture (E)

7.20%

Portfolio turnover rate (D)

24%

(A)     The Catalyst/SMH High Income Fund Class I shares commenced operations on July 1, 2013.

(B)     Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)     Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)     Not Annualized.

(E)      Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/SMH Total Return Income Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

6.05

$

5.59

$

6.59

$

5.90

$

5.18

$

7.18

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.18    (A)

0.31    (A)

0.36    (A)

0.31

0.39

0.50

Net realized and unrealized gain (loss) on investments

0.16

0.46

(0.75)

0.78    (B)

0.79

(1.96)

Total from investment operations

0.34

0.77

(0.39)

1.09

1.18

(1.46)

LESS DISTRIBUTIONS:

From net investment income

(0.18)

(0.31)

(0.38)

(0.32)

(0.39)

(0.52)

From net realized gains on investments

  -

-

(0.23)

(0.08)

(0.07)

(0.02)

Total distributions

(0.18)

(0.31)

(0.61)

(0.40)

(0.46)

(0.54)

Net asset value, end of period

$

6.21

$

6.05

$

5.59

$

6.59

$

5.90

$

5.18

Total return (C)

5.60%  (D)

14.15%

(5.63)%

18.56%

23.23%

(19.49)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

23,303

$

23,408

$

33,969

$

53,720

$

6,365

$

1,198

Ratios to average net assets

Expenses, before waiver and reimbursement

1.57%  (E)

1.55%

1.55%

1.56%

2.31%

3.14%

Expenses, net waiver and reimbursement

1.55%  (E)

1.55%

1.55%

1.55%

1.55%

1.55%

Net investment income, before waiver and reimbursement

5.63%  (E)

5.32%

6.17%

4.98%

5.52%

9.22%

Net investment income, net waiver and reimbursement

5.65%  (E)

5.32%

6.17%

4.99%

6.28%

10.81%

Portfolio turnover rate

36%  (D)

60%

39%

60%

46%

8%

Class C

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Year Ended

Year Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

June 30, 2009

(Unaudited)

Net asset value, beginning of period

$

6.04

$

5.59

$

6.58

$

5.90

$

5.18

$

7.18

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.15     (A)

0.27    (A)

0.32    (A)

0.27

0.35

0.48

Net realized and unrealized gain (loss) on investments

0.17

0.45

(0.74)

0.76    (B)

0.79

(1.98)

Total from investment operations

0.32

0.72

(0.42)

1.03

1.14

(1.50)

LESS DISTRIBUTIONS:

From net investment income

(0.15)

(0.27)

(0.34)

(0.27)

(0.35)

(0.48)

From net realized gains on investments

-

-

(0.23)

(0.08)

(0.07)

(0.02)

Total distributions

(0.15)

(0.27)

(0.57)

(0.35)

(0.42)

(0.50)

Net asset value, end of period

$

6.21

$

6.04

$

5.59

$

6.58

$

5.90

$

5.18

Total return (C)

5.18%  (D)

13.12%

(6.18)%

17.53%

22.32%

(20.09)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

23,035

$

22,077

$

26,567

$

32,753

$

8,702

$

3,301

Ratios to average net assets

Expenses, before waiver and reimbursement

2.32%  (E)

2.30%

2.30%

2.31%

3.06%

3.89%

Expenses, net waiver and reimbursement

2.30%  (E)

2.30%

2.30%

2.30%

2.30%

2.30%

Net investment income, before waiver and reimbursement

4.89%  (E)

4.57%

5.50%

4.23%

5.13%

8.16%

Net investment income, net waiver and reimbursement

4.91%  (E)

4.57%

5.50%

4.24%

5.89%

9.75%

Portfolio turnover rate

36%  (D)

60%

39%

60%

46%

8%

(A)   Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(B)    As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share.

This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2011, primarily due the timing of sales and repurchases of the Fund's shares in relation to fluctuating market value of the Fund's portfolio.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not Annualized.

(E)   Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/SMH Total Return Income Fund (Continued)

Financial Highlights

For a Share Outstanding Throughout Each Period

Class I  (A)

For the

Six Months Ended

December 31, 2013

(Unaudited)

Net asset value, beginning of period

$

6.09

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income (B)

0.22

Net realized and unrealized gain (loss) on investments

0.08

Total from investment operations

0.30

LESS DISTRIBUTIONS:

From net investment income

(0.18)

From net realized gains on investments

-

Total distributions

(0.18)

Net asset value, end of period

$

6.21

Total return (C,D)

5.04%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

891

Ratios to average net assets

Expenses, before waiver and reimbursement (E)

1.35%

Expenses, net waiver and reimbursement/recapture (E)

1.30%

Net investment income, before waiver and reimbursement (E)

0.05%

Net investment income, net waiver and reimbursement/recapture (E)

7.16%

Portfolio turnover rate (D)

36%

(A)     The Catalyst/SMH Total Return Income Fund Class I shares commenced operations on July 1, 2013.

(B)     Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)     Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(D)     Not Annualized.

(E)      Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/Groesbeck Growth of Income Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A  (A)

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

(Unaudited)

Net asset value, beginning of period

$

13.75

$

11.77

$

11.60

$

9.21

$

10.00

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.04    (B)

0.13    (B)

0.09    (B)

0.12

0.04

Net realized and unrealized gain (loss) on investments

1.53

2.02

0.27

2.38

(0.79)

Total from investment operations

1.57

2.15

0.36

2.50

(0.75)

LESS DISTRIBUTIONS:

From net investment income

(0.04)

(0.13)

(0.08)

(0.11)

(0.04)

From net realized gains on investments

(0.74)

(0.04)

(0.11)

-

(C)

-

Total distributions

(0.78)

(0.17)

(0.19)

(0.11)

(0.04)

Net asset value, end of period

$

14.54

$

13.75

$

11.77

$

11.60

$

9.21

Total return (D)

11.56%  (E)

18.42%

3.26%

27.35%

(7.47)%  (E)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period  (in 000's)

$

15,008

$

13,111

$

10,644

$

7,649

$

4,126

Ratios to average net assets

Expenses, before waiver and reimbursement

1.69%  (F)

1.79%

1.98%

2.31%

3.81%  (F)

Expenses, net waiver and reimbursement

1.55%  (F)

1.55%

1.55%

1.55%

1.55%  (F)

Net investment income (loss), before waiver and reimbursement

0.48%  (F)

0.77%

0.33%

0.37%

(0.90)%  (F)

Net investment income, net waiver and reimbursement

0.61%  (F)

1.01%

0.76%

1.13%

1.36%  (F)

Portfolio turnover rate

13%  (E)

15%

26%

25%

11%  (E)

Class C(A)

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

June 30, 2010

(Unaudited)

Net asset value, beginning of period

$

13.59

$

11.65

$

11.51

$

9.15

$

10.00

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income (loss)

(0.01)  (B)

0.03    (B)

(0.01)  (B)

0.04

0.04

Net realized and unrealized gain (loss) on investments

1.51

2.00

0.29

2.37

(0.85)

Total from investment operations

1.50

2.03

0.28

2.41

(0.81)

LESS DISTRIBUTIONS:

From net investment income

-

(0.05)

(0.03)

(0.05)

(0.04)

From net realized gains on investments

(0.74)

(0.04)

(0.11)

-

(C)

-

Total distributions

(0.74)

(0.09)

(0.14)

(0.05)

(0.04)

Net asset value, end of period

$

14.35

$

13.59

$

11.65

$

11.51

$

9.15

Total return (D)

11.15%  (E)

17.49%

2.53%

26.42%

(8.11)%  (E)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

668

$

559

$

484

$

87

$

6

Ratios to average net assets

Expenses, before waiver and reimbursement

2.44%  (F)

2.54%

2.73%

3.06%

4.56%  (F)

Expenses, net waiver and reimbursement

2.30%  (F)

2.30%

2.30%

2.30%

2.30%  (F)

Net investment income (loss), before waiver and reimbursement

(0.27)%  (F)

0.02%

(0.49)%

(0.38)%

(2.07)%  (F)

Net investment income (loss), net waiver and reimbursement

(0.13)%  (F)

0.26%

(0.06)%

0.38%

0.19%  (F)

Portfolio turnover rate

13%  (E)

15%

26%

25%

11%  (E)

(A)   The Catalyst/Groesbeck Growth of Income Fund Class A and Class C commenced operations on December 30, 2009.

(B)   Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Realized capital gains distributed were less than $0.01 per share.

(D)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(E)    Not annualized.

(F)    Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/Groesbeck Growth of Income Fund (Continued)

Financial Highlights

For a Share Outstanding Throughout Each Period

Class I  (A)

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

(Unaudited)

Net asset value, beginning of period

$

13.75

$

11.77

$

11.60

$

10.29

INCOME FROM INVESTMENT

OPERATIONS:

Net investment income

0.06    (B)

0.16    (B)

0.12    (B)

0.09

Net realized and unrealized gain on investments

1.53

2.02

0.27

1.33

Total from investment operations

1.59

2.18

0.39

1.42

LESS DISTRIBUTIONS:

From net investment income

(0.06)

(0.16)

(0.11)

(0.11)

From net realized gains on investments

(0.74)

(0.04)

(0.11)

-

(C)

Total distributions

(0.80)

(0.20)

(0.22)

(0.11)

Net asset value, end of period

$

14.54

$

13.75

$

11.77

$

11.60

Total return (D)

11.69%  (E)

18.71%

3.51%

13.94%  (E)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

2,930

$

2,838

$

2,179

$

1,237

Ratios to average net assets

Expenses, before waiver and reimbursement

1.44%  (F)

1.54%

1.73%

2.06%  (F)

Expenses, net waiver and reimbursement

1.30%  (F)

1.30%

1.30%

1.30%  (F)

Net investment income, before waiver and reimbursement

0.71%  (F)

1.02%

0.61%

0.62%  (F)

Net investment income, net waiver and reimbursement

0.84%  (F)

1.26%

1.04%

1.38%  (F)

Portfolio turnover rate

13%  (E)

15%

26%

25%  (E)

(A)   The Catalyst/Groesbeck Growth of Income Fund Class I commenced operations  on November 24, 2010.

(B)   Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)  Realized capital gains distributed were less than $0.01 per share.

(D)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

(E)    Not annualized.

(F)    Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Strategic Insider Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A  (A)

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

(Unaudited)

Net asset value, beginning of period

$

11.83

$

9.68

$

11.49

$

10.00

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income

0.08    (B)

0.10    (B)

0.06    (B)

0.01

Net realized and unrealized gain (loss) on investments

1.17

2.07

(0.88)

1.50

Total from investment operations

1.25

2.17

(0.82)

1.51

LESS DISTRIBUTIONS:

From net investment income

(0.01)

(0.02)

(0.01)

(0.02)

From net realized gains on investments

(0.16)

-

(0.98)

-

Total distributions

(0.17)

(0.02)

(0.99)

(0.02)

Net asset value, end of period

$

12.91

$

11.83

$

9.68

$

11.49

Total return (C)

10.81%  (D)

22.41%

(7.32)%

15.07%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period   (in 000's)

$

21,723

$

10,348

$

3,396

$

4,821

Ratios to average net assets (including dividend and interest expense)

Expenses, before waiver and reimbursement

2.09%  (E)

3.83%

3.59%

4.30%  (E)

Expenses, net waiver and reimbursement

1.55%  (E)

2.73%

1.83%

1.56%  (E)

Ratios to average net assets (net of dividend and interest expense)

Expenses, before waiver and reimbursement

2.09%  (E)

2.66%

3.31%

4.29%  (E)

Expenses, net waiver and reimbursement

1.55%  (E)

1.55%

1.55%

1.55%  (E)

Net investment income (loss), before waiver and reimbursement

0.69%  (E)

0.96%

(0.89)%

(2.74)%  (E)

Net investment income, net waiver and reimbursement

1.23%  (E)

2.07%

0.87%

0.00%  (E,F)

Portfolio turnover rate

100%  (D)

277%

196%

46%  (D)

Class C  (A)

For the

For the

For the

For the

Six Months Ended

Year Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

June 30, 2011

(Unaudited)

Net asset value, beginning of period

$

11.74

$

9.62

$

11.50

$

10.00

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income (loss)

0.02    (B)

0.02    (B)

(0.01)  (B)

(0.02)

Net realized and unrealized gain (loss) on investments

1.17

2.10

(0.89)

1.53

Total from investment operations

1.19

2.12

(0.90)

1.51

LESS DISTRIBUTIONS:

From net investment income

-

-

-

(0.01)

From net realized gains on investments

(0.16)

-

(0.98)

-

Total distributions

(0.16)

-

(0.98)

(0.01)

Net asset value, end of period

$

12.77

$

11.74

$

9.62

$

11.50

Total return (C)

10.36%  (D)

22.04%

(8.01)%

15.07%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period  (in 000's)

$

2,965

$

1,069

$

255

$

198

Ratios to average net assets (including dividend and interest expense)

Expenses, before waiver and reimbursement

2.83%  (E)

4.58%

4.65%

5.05%  (E)

Expenses, net waiver and reimbursement

2.30%  (E)

3.48%

2.63%

2.31%  (E)

Ratios to average net assets (net of dividend and interest expense)

Expenses, before waiver and reimbursement

2.83%  (E)

3.41%

4.06%

5.04%  (E)

Expenses, net waiver and reimbursement

2.30%  (E)

2.30%

2.30%

2.30%  (E)

Net investment income (loss), before waiver and reimbursement

(0.07)%  (E)

0.21%

(1.64)%

(3.49)%  (E)

Net investment income (loss), net waiver and reimbursement

0.46%  (E)

1.32%

0.12%

(0.75)%  (E)

Portfolio turnover rate

100%  (D)

277%

196%

46%  (D)

(A)    The Catalyst Strategic Insider Fund   (formerly Catalyst Strategic Value) Class A and C shares commenced operations on October 28, 2010.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not Annualized.

(E)    Annualized.

(F)    Ratio of net investment loss is less than (0.01)%.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Insider Buying Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A  (A)

Class C  (A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Period Ended

Six Months Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

December 31, 2013

June 30, 2013

June 30, 2012

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

12.65

$

10.42

$

10.00

$

12.90

$

10.63

$

10.00

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (loss) (B)

0.07

0.27

0.06

0.02

0.22

(0.06)

Net realized and unrealized gain on investments

1.84

2.96

0.43

1.85

3.01

0.72

Total from investment operations

1.91

3.23

0.49

1.87

3.23

0.66

LESS DISTRIBUTIONS:

From  net investment income

(0.02)

(0.14)

(0.07)

-

(0.10)

(0.03)

From  net realized gains on investments

(0.15)

(0.86)

-

(0.15)

(0.86)

-

Total distributions

(0.17)

(1.00)

(0.07)

(0.15)

(0.96)

(0.03)

Net asset value, end of period

$

14.39

$

12.65

$

10.42

$

14.62

$

12.90

$

10.63

Total return (C)

15.14%   (D,F)

32.99%   (F)

4.91%   (D)

14.54%   (D)

32.14%

6.67%   (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

68,912

$

4,475

$

422

$

10,841

$

356

$

6

Ratios to average net assets

     Expenses, before waiver and reimbursement

1.54%   (E)

5.72%

16.13%   (E)

2.28%   (E)

6.47%

16.88%   (E)

     Expenses, net waiver and reimbursement

1.45%   (E)

1.00%

1.20%   (E)

2.21%   (E)

1.75%

1.95%   (E)

     Net investment loss, before waiver and reimbursement

0.89%   (E)

(2.45)%

(14.27)%   (E)

0.18%   (E)

(3.20)%

(15.02)%   (E)

     Net investment income (loss), net waiver and reimbursement

0.98%   (E)

2.27%

0.66%   (E)

0.24%   (E)

1.52%

(0.09)%   (E)

Portfolio turnover rate

124%   (D)

168%

73%   (D)

124%   (D)

168%

73%   (D)

(A)    The Catalyst Insider Buying Fund commenced operations on July 29, 2011.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)    Annualized.

(F)    Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/MAP Global Capital Appreciation Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Period Ended

Six Months Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

December 31, 2013

June 30, 2013

June 30, 2012

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

11.04

$

10.02

$

10.00

$

10.93

$

9.95

$

10.00

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (B)

0.02

0.25

0.14

(0.03)

0.16

0.09

Net realized and unrealized gain/(loss) on investments

1.74

1.12

(0.11)  (G)

1.73

1.12

(0.14)     (G)

Total from investment operations

1.76

1.37

0.03

1.70

1.28

(0.05)

LESS DISTRIBUTIONS:

From net investment income

(0.12)

(0.29)

(0.01)

(0.06)

(0.24)

-

(F)

From net realized gains on investments

(0.20)

(0.06)

-

(0.20)

(0.06)

-

Total distributions

(0.32)

(0.35)

(0.01)

(0.26)

(0.30)

-

Net asset value, end of period

$

12.48

$

11.04

$

10.02

$

12.37

$

10.93

$

9.95

Total return (C)

16.06%  (D)

13.75%

0.26%  (D)

15.63%  (D)

12.92%

(0.47)%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

14,401

$

9,735

$

4,469

$

4,897

$

3,045

$

1,025

Ratios to average net assets

    Expenses, before waiver and reimbursement

1.80%  (E)

2.05%

3.54%  (E)

2.55%  (E)

2.80%

4.29%  (E)

    Expenses, net waiver and reimbursement

1.55%  (E)

1.55%

1.55%  (E)

2.30%  (E)

2.30%

2.30%  (E)

    Net investment income (loss), before waiver and reimbursement

0.06%  (E)

1.73%

(0.49)%  (E)

(0.70)%  (E)

0.98%

(1.24)%  (E)

    Net investment income, net waiver and reimbursement

0.32%  (E)

2.23%

1.50%  (E)

(0.45)%  (E)

1.48%

0.75%  (E)

Portfolio turnover rate

15%  (D)

28%

25%  (D)

15%  (D)

28%

25%  (D)

(A)    Catalyst/MAP Global Capital Appreciation Fund Class A and C commenced operations on July 29, 2011.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)    Not annualized.

(E)    Annualized.

(F)    Net investment income distributed was less than $0.01 per share.

(G)   As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share loss amount does not correlate to the aggregate of the net realized and unrealized gain in the Statement of Operations for the period ending June 30, 2012, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/MAP Global Total Return Income Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Period Ended

Six Months Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

December 31, 2013

June 30, 2013

June 30, 2012

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.88

$

10.14

$

10.00

$

10.84

$

10.09

$

10.00

INCOME FROM INVESTMENT

  OPERATIONS:

Net investment income (B)

0.05

0.22

0.15

-

0.14

0.11

Net realized and unrealized gain on investments

0.96

0.90

0.03

0.97

0.89

-

(F)

Total from investment operations

1.01

1.12

0.18

0.97

1.03

0.11

LESS DISTRIBUTIONS:

From net investment income

(0.09)

(0.33)

(0.04)

(0.05)

(0.23)

(0.02)

From net realized gains on investments

(0.24)

(0.05)

-

(0.24)

(0.05)

-

Total distributions

(0.33)

(0.38)

(0.04)

(0.29)

(0.28)

(0.02)

Net asset value, end of period

$

11.56

$

10.88

$

10.14

$

11.52

$

10.84

$

10.09

Total return (C)

9.39%  (D)

11.13%

1.83%  (D)

9.04%  (D)

10.27%

1.08%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

13,097

$

9,626

$

4,925

$

3,166

$

2,375

$

1,786

Ratios to average net assets

    Expenses, before waiver and reimbursement

1.85%  (E)

1.98%

2.81%  (E)

2.60%  (E)

2.73%

3.56%  (E)

    Expenses, net waiver and reimbursement

1.55%  (E)

1.55%

1.55%  (E)

2.30%  (E)

2.30%

2.30%  (E)

    Net investment income (loss), before waiver and reimbursement

0.51%  (E)

1.62%

0.32%  (E)

(0.24)%  (E)

0.87%

(0.43)%  (E)

    Net investment income, net waiver and reimbursement

0.82%  (E)

2.05%

1.58%  (E)

0.06%  (E)

1.30%

0.83%  (E)

Portfolio turnover rate

21%  (D)

53%

39%  (D)

21%  (D)

53%

39%  (D)

(A)    Catalyst/MAP Global Total Return Income Fund Class A and C commenced operations on July 29, 2011.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)    Not annualized.

(E)    Annualized.

(F)    Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/CP Core Equity Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Period Ended

Six Months Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

December 31, 2013

June 30, 2013

June 30, 2012

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

12.40

$

10.68

$

10.00

$

12.28

$

10.64

$

10.00

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income (loss) (B)

-

(F)

0.01

-

(F)

(0.05)

(0.08)

(0.04)

Net realized and unrealized gain on investments

2.93

1.73

0.68

2.89

1.73

0.68

Total from investment operations

2.93

1.74

0.68

2.84

1.65

0.64

LESS DISTRIBUTIONS:

From net investment income

-

(0.02)

-

-

(0.01)

-

From net realized gains on investments

(1.23)

-

-

(1.23)

-

-

Total distributions

(1.23)

(0.02)

-

(1.23)

(0.01)

-

Net asset value, end of period

$

14.10

$

12.40

$

10.68

$

13.89

$

12.28

$

10.64

Total return (C)

23.84%  (D)

16.30%

6.80%  (D)

23.34%  (D)

15.47%

6.40%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

28,008

$

23,331

$

20,530

$

514

$

256

$

27

Ratios to average net assets

    Expenses, before waiver and reimbursement

1.58%  (E)

1.57%

1.81%  (E)

2.30%  (E)

2.32%

2.56%  (E)

    Expenses, net waiver and reimbursement

1.35%  (E)

1.35%

1.35%  (E)

2.10%  (E)

2.10%

2.10%  (E)

    Net investment loss, before waiver and reimbursement

(0.24)%  (E)

(0.14)%

(0.39)%  (E)

(0.98)%  (E)

(0.89)%

(1.18)%  (E)

    Net investment income (loss), net waiver and reimbursement

-0.01%  (E)

0.08%

0.07%  (E)

(0.77)%  (E)

(0.67)%

(0.72)%  (E)

Portfolio turnover rate

45%  (D)

97%

74%  (D)

45%  (D)

97%

74%  (D)

(A)    The Catalyst/CP Core Equity Fund  Class A and Class C shares commenced operations on December 22, 2011.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)    Not annualized.

(E)    Annualized.

(F)    Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Insider Long/Short Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Year Ended

Period Ended

Six Months Ended

Year Ended

Period Ended

December 31, 2013

June 30, 2013

June 30, 2012

December 31, 2013

June 30, 2013

June 30, 2012

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.34

$

10.15

$

10.00

$

10.25

$

10.13

$

10.00

INCOME (LOSS) FROM INVESTMENT

OPERATIONS:

Net investment income (loss) (B)

0.01

(0.04)

(0.03)

(0.02)

(0.09)

(0.04)

Net realized and unrealized gain on investments

(0.44)

0.23

0.18

(0.41)

0.21

0.17

Total from investment operations

(0.43)

0.19

0.15

(0.43)

0.12

0.13

LESS DISTRIBUTIONS:

From net investment income

-

-

-

-

-

-

From net realized gains on investments

(0.39)

-

-

(0.39)

-

-

Total distributions

(0.39)

-

-

(0.39)

-

-

Net asset value, end of period

$

9.52

$

10.34

$

10.15

$

9.43

$

10.25

$

10.13

Total return (C)

(4.16)%  (D)

1.87%

1.50%  (D)

(4.19)%  (D)

1.18%

1.30%  (D)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

1,560

$

2,105

$

1,026

$

281

$

618

$

22

Ratios to average net assets (including dividend and interest expense)

Expenses, before wavier and reimbursement

4.88%  (E)

4.48%

21.96%  (E)

5.52%  (E)

5.23%

22.71%  (E)

Expenses, net waiver and reimbursement

2.07%  (E)

2.21%

2.97%  (E)

2.79%  (E)

2.96%

3.72%  (E)

Ratios to average net assets (net of dividend and interest expense)

Expenses, before waiver and reimbursement

4.19%  (E)

3.52%

20.24%  (E)

4.83%  (E)

4.27%

20.99%  (E)

Expenses, net waiver and reimbursement

1.38%  (E)

1.25%

1.25%  (E)

2.09%  (E)

2.00%

2.00%  (E)

Net investment loss, before waiver and reimbursement

(2.52)%  (E)

(2.70)%

(19.00)%  (E)

(3.13)%  (E)

(3.45)%

(19.75)%  (E)

Net investment loss, net waiver and reimbursement

0.28%  (E)

(0.43)%

(0.01)%  (E)

(0.39)%  (E)

(1.18)%

(0.76)%  (E)

Portfolio turnover rate

263%  (D)

253%

0%  (D)

263%  (D)

253%

0%  (D)

(A)   The Catalyst Insider Long/Short Fund   Class A and Class C shares commenced operations on April 30, 2012.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)    Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst Event Arbitrage Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

Class I  (A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Period Ended

Six Months Ended

Period Ended

Six Months Ended

Period Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

(Unaudited)

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.20

$

10.00

$

10.14

$

10.00

$

10.22

$

9.93

INCOME (LOSS) FROM INVESTMENT

  OPERATIONS:

Net investment income(loss) (B)

(0.05)

(0.04)

(0.09)

(0.11)

(0.04)

0.01

Net realized and unrealized gain on investments

(0.05)

0.39    (F)

(0.05)

0.39    (F)

(0.05)

0.28    (F)

Total from investment operations

(0.10)

0.35

(0.14)

0.28

(0.09)

0.29

LESS DISTRIBUTIONS:

From net investment income

-

(0.01)

-

-

-

-

From net realized gains on investments

(0.49)

(0.14)

(0.49)

(0.14)

(0.49)

-

Total distributions

(0.49)

(0.15)

(0.49)

(0.14)

(0.49)

-

Net asset value, end of period

$

9.61

$

10.20

$

9.51

$

10.14

$

9.64

$

10.22

Total return (C,D)

(0.83)%

3.47%

(1.23)%

2.68%

(0.74)%

2.82%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

17,362

$

15,114

$

443

$

194

$

95

$

50

Ratios to average net assets (including dividend and interest expense)

    Expenses, before wavier and reimbursement  (E)

2.67%

2.80%

3.42%

3.55%

2.42%

2.55%

    Expenses, net waiver and reimbursement (E)

2.43%

2.60%

3.18%

3.35%

2.18%

2.35%

Ratios to average net assets (net of dividend and interest expense)

    Expenses, before waiver and reimbursement (E)

1.99%

1.95%

2.74%

2.70%

1.74%

1.70%

    Expenses, net waiver and reimbursement (E)

1.75%

1.75%

2.50%

2.50%

1.50%

1.50%

    Net investment income (loss), before waiver and reimbursement (E)

(1.23)%

0.24%

(1.94)%

(0.51)%

(0.97)%

0.49%

    Net investment income (loss), net waiver and reimbursement (E)

(0.98)%

0.44%

(1.70)%

(0.31)%

(0.72)%

0.69%

Portfolio turnover rate (D)

391%

568%

391%

568%

391%

568%

(A)   The Catalyst Event Arbitrage Fund Class A and Class C shares commenced operations on July 2, 2012, Class I shares commenced operations on March 12, 2013.

(B)   Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)   Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)   Annualized.

(F)    As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the Fund's portfolio.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/Lyons Tactical Allocation Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

For the

For the

Six Months Ended

Period Ended

Six Months Ended

Period Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

12.12

$

10.00

$

12.04

$

10.00

INCOME FROM INVESTMENT

OPERATIONS:

Net investment income (B)

0.10

0.18

0.06

0.11

Net realized and unrealized gain on investments

2.25

2.10

2.23

2.08

Total from investment operations

2.35

2.28

2.29

2.19

LESS DISTRIBUTIONS:

From net investment income

(0.08)

(0.07)

(0.06)

(0.06)

From net realized gains on investments

(0.45)

(0.09)

(0.45)

(0.09)

Total distributions

(0.53)

(0.16)

(0.51)

(0.15)

Net asset value, end of period

$

13.94

$

12.12

$

13.82

$

12.04

Total return (C,D)

19.49%

23.04%

19.12%

22.13%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

49,906

$

14,262

$

22,239

$

2,494

Ratios to average net assets

Expenses, before waiver and reimbursement (E)

1.79%

2.23%

2.51%

2.98%

Expenses, net waiver and reimbursement (E)

1.50%

1.50%

2.25%

2.25%

Net investment income, before waiver and reimbursement (E)

1.19%

0.86%

0.56%

0.11%

Net investment income , net waiver and reimbursement (E)

1.48%

1.59%

0.82%

0.84%

Portfolio turnover rate   (D)

46%

126%

46%

126%

(A)    The Catalyst/Lyons Tactical Allocation Fund Class A and Class C shares commenced operations on July 2, 2012.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)    Annualized.

The accompanying notes are an integral part of these financial statements.

CATALYST FUNDS

Catalyst/Princeton Floating Rate Income Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

Class I(A)

For the

For the

For the

For the

For the

For the

Six Months Ended

Period Ended

Six Months Ended

Period Ended

Six Months Ended

Period Ended

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

December 31, 2013

June 30, 2013

(Unaudited)

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.19

$

10.00

$

10.19

$

10.00

$

10.19

$

10.00

INCOME FROM INVESTMENT

  OPERATIONS:

Net investment income (B)

0.22

0.21

0.17

0.15

0.24

0.21

Net realized and unrealized gain on investments

0.29

0.15    (F)

0.29

0.18    (F)

0.28

0.16    (F)

Total from investment operations

0.51

0.36

0.46

0.33

0.52

0.37

LESS DISTRIBUTIONS:

From net investment income

(0.21)

(0.17)

(0.18)

(0.14)

(0.22)

(0.18)

From net realized gains on investments

-

(G)

-

-

(G)

-

-

(G)

-

Total distributions

(0.21)

(0.17)

(0.18)

(0.14)

(0.22)

(0.18)

Net asset value, end of period

$

10.49

$

10.19

$

10.47

$

10.19

$

10.49

$

10.19

Total return (C,D)

5.04%

3.59%

4.55%

3.25%

5.14%

3.71%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

10,870

$

225

$

4,993

$

46

$

19,192

$

6,689

Ratios to average net assets (net of dividend and interest expense)

    Expenses, before waiver and reimbursement (E)

1.71%

3.23%

2.40%

3.98%

1.59%

2.98%

    Expenses, net waiver and reimbursement (E)

1.13%

0.65%

1.93%

1.40%

0.86%

0.40%

    Net investment income, before waiver and reimbursement (E)

3.50%

1.27%

2.72%

0.52%

3.80%

1.52%

    Net investment income, net waiver and reimbursement (E)

4.09%

3.85%

3.18%

3.10%

4.53%

4.10%

Portfolio turnover rate (D)

62%

90%

62%

90%

62%

90%

(A)   The Catalyst/Princeton Floating Rate Income Fund Class A,  Class C and Class I shares commenced operations on December 31, 2012.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)    Annualized.

(F)    As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the period ending June 30, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values of the

Fund's portfolio.

(G)   Represents an amount less than $0.01 per share.

The accompanying notes are an integral part of these financial statemtents.

CATALYST FUNDS

Catalyst Hedged Futures Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

Class I(A)

For the

For the

For the

Period Ended

Period Ended

Period Ended

December 31, 2013

December 31, 2013

December 31, 2013

(Unaudited)

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.00

$

10.00

$

10.00

INCOME FROM INVESTMENT

  OPERATIONS:

Net investment loss (B)

(0.10)

(0.12)

(0.09)

Net realized and unrealized gain on investments

(0.34)   (F)

(0.34)   (F)

(0.35)   (F)

Total from investment operations

(0.44)

(0.46)

(0.44)

Net asset value, end of period

$

9.56

$

9.54

$

9.56

Total return (C,D)

(4.30)%

(4.50)%

(4.30)%

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

11,337

$

1,966

$

4,628

Ratios to average net assets (including dividend and interest expense)

     Expenses, net waiver and reimbursement (E)

2.71%

3.41%

2.38%

     Net investment loss, net waiver and reimbursement (E)

(2.67)%

(3.37)%

(2.34)%

Portfolio turnover rate (D)

0%

0%

0%

(A)    The Catalyst Hedged Futures Fund Class A,  Class C and Class I shares commenced operations on September 3, 2013.

(B)    Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

(C)    Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends and does not reflect the impact of sales charges.

(D)   Not annualized.

(E)    Annualized.

The accompanying notes are an integral part of these financial statemtents.

CATALYST FUNDS

Catlyst/EquityCompass Buyback Strategy Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

Class I(A)

For the

For the

For the

Period Ended

Period Ended

Period Ended

December 31, 2013

December 31, 2013

December 31, 2013

(Unaudited)

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.00

$

10.00

$

10.00

INCOME FROM INVESTMENT

  OPERATIONS:

Net investment income

-

-

-

Net realized and unrealized gain on investments

-

-

-

Total from investment operations

0.00

0.00

0.00

Net asset value, end of period

$

10.00

$

10.00

$

10.00

Total return

-    (B)

-    (B)

-    (B)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

1

$

1

$

100

Portfolio turnover rate

0%   (B)

0%   (B)

0%   (B)

(A)    The Catalyst/EquityCompass Buyback Strategy Fund Class A, Class C and Class I shares commenced operations on December 31, 2013.

(B)    Not annualized.

The accompanying notes are an integral part of these financial statemtents.

CATALYST FUNDS

Catalyst/Lyons Hedged Premium Return Fund

Financial Highlights

For a Share Outstanding Throughout Each Period

Class A(A)

Class C(A)

For the

For the

Period Ended

Period Ended

December 31, 2013

December 31, 2013

(Unaudited)

(Unaudited)

Net asset value, beginning of period

$

10.00

$

10.00

INCOME FROM INVESTMENT

  OPERATIONS:

Net investment income

-

-

Net realized and unrealized gain on investments

-

-

Total from investment operations

0.00

0.00

Net asset value, end of period

$

10.00

$

10.00

Total return

-    (B)

-    (B)

RATIOS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's)

$

50

$

1

Portfolio turnover rate

0%   (B)

0%   (B)

(A)    The Catalyst Lyons Hedged Premium Fund Class A, and Class C shares commenced operations on December 31, 2013.

(B)    Not annualized.

The accompanying notes are an integral part of these financial statemtents.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

SEMI-ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Mutual Fund Series Trust (the “Trust”), was organized as an Ohio business trust on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended, (“1940 Act”). The Trust currently consists of twenty-seven series. These financial statements include the following sixteen series: Catalyst Small Cap Insider Buying Fund, Catalyst/SMH High Income Fund, Catalyst/SMH Total Return Income Fund, Catalyst/Groesbeck Growth of Income Fund, Catalyst Strategic Insider Fund, Catalyst Insider Buying Fund, Catalyst/MAP Global Capital Appreciation Fund, Catalyst/MAP Global Total Return Income Fund, Catalyst/CP Core Equity Fund, Catalyst Insider Long/Short Fund, Catalyst Event Arbitrage Fund, Catalyst/Lyons Tactical Allocation Fund, Catalyst/Princeton Floating Rate Income Fund, Catalyst Hedged Futures Strategy Fund, Catalyst/Lyons Hedged Premium Return Fund and the Catalyst/EquityCompass Buyback Strategy Fund (each a “Fund” and collectively, the “Funds”). The Funds are registered as non-diversified. The investment objectives of each Fund are set forth below. The Funds’ investment manager is Catalyst Capital Advisers, LLC (the “Manager” or “CCA”).

Catalyst Small Cap Insider Buying Fund (“Small Cap Insider Fund”) formerly the Catalyst Value Fund, Class A and Class C became effective with the Securities and Exchange Commission (“SEC”) on July 14, 2006 and commenced operations on July 31, 2006. Small Cap Insider Fund Class I became effective with the SEC and commenced operations on March 27, 2009. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/SMH High Income Fund (“High Income Fund”) Class A and Class C became effective with the SEC and commenced operations on May 21, 2008.  High Income Fund Class I became effective with the SEC and commenced operations July 1, 2013. The Fund’s investment objective is to provide a high level of current income. The High Income Fund’s investment sub-advisor is SMH Capital Advisors, Inc. (“SMH”).

Catalyst/SMH Total Return Income Fund (“Total Return Income Fund”) Class A and Class C became effective with the SEC and commenced operations on May 21, 2008.  Total Return Income Fund Class I became effective with the SEC and commenced operations July 1, 2013. The Fund’s investment objective is to provide total return, including current income and capital appreciation. The Total Return Income Fund’s investment sub-advisor is SMH.

Catalyst/Groesbeck Growth of Income Fund (“Growth of Income Fund”) Class A and Class C became effective with the SEC and commenced operations on December 30, 2009. Growth of Income Fund Class I became effective with the SEC and commenced operation on November 24, 2010. The Fund’s investment objective is to provide current income that increases over time. The Growth of Income Fund’s investment sub-advisor is Groesbeck Investment Management Corp. (“GIM”).

Catalyst Strategic Insider Fund (“Strategic Insider Fund”) formerly the Catalyst Strategic Value Fund, became effective with the SEC on September 21, 2010 and commenced operations on October 28, 2010. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst Insider Buying Fund (“Insider Buying Fund”) formerly the Catalyst Large Cap Value Fund, became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation.

Catalyst/MAP Global Capital Appreciation Fund (“Global Capital Appreciation Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund’s investment objective is to achieve long-term capital appreciation. The Fund’s investment sub-advisor is Managed Asset Portfolios, LLC (“MAP”).

Catalyst/MAP Global Total Return Income Fund (“Global Total Return Income Fund”) became effective with the SEC and commenced operations on July 29, 2011. The Fund seeks to provide total return, which consists of current income and capital appreciation. The Fund’s investment sub-advisor is MAP.

Catalyst/CP Core Equity Fund (“Core Equity Fund”) became effective with the SEC and commenced operations on December 22, 2011. The Fund's goal is to achieve long-term capital appreciation. The Core Equity Fund’s investment sub-advisor is Cookson, Peirce & Co., Inc. (“CP”).

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

                Catalyst Insider Long/Short Fund (“Insider Long/Short Fund”) became effective with the SEC and commenced operations on April30, 2012. The Fund’s goal is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

                Catalyst Event Arbitrage Fund (“Event Arbitrage Fund”) was organized originally as a limited partnership (“Charter Partners, L.P.”) in July 1997.  Effective as of the close of business on July 2nd, 2012, all of the assets, subject to liabilities of Charter Partners, L.P. were transferred to the Fund in exchange for Class A shares of Event Arbitrage Fund.  The net asset value of the Fund’s shares on the close of business July 2nd, 2012, after the reorganization, was $10.00 for Class A shares and received in-kind capital contributions of securities and cash valued at $17,721,718 in exchange for 1,772,171 Class A shares. Class C commenced operations on July 2, 2012 and Class I shares commenced operations on March 12, 2013.The Fund’s goal is to achieve long-term capital appreciation with low volatility and low correlation to the equity market.

                Catalyst/Lyons Tactical Allocation Fund (“Tactical Allocation Fund”) became effective with the SEC on April 30, 2012 and commenced operations on July 2, 2012. The Fund’s goal is to achieve total return, which consists of long-term capital appreciation and current income, with low volatility and low correlation to the equity market. The Tactical Allocation Fund’s sub-advisor was Lyons Wealth Management, LLC, (“Lyons”) the day to day operations are currently being handled by CCA.

                Catalyst/Princeton Floating Rate Income Fund (“Floating Rate Income Fund”) became effective with the SEC on December 27, 2012 and commenced operations on December 31, 2012. The Fund’s goal is to achieve as high a level of current income as is consistent with capital preservation. The Floating Rate Income Fund’s sub-advisor is Princeton Advisory Group, Inc., (“Princeton”).

                Catalyst Hedged Futures Strategy Fund (“Hedged Futures Fund”) was organized originally as a limited partnership (“Harbor Assets, L.P.”) in December 2005. Effective as of the close of business on September 3, 2013, all of the assets, subject to liabilities of Harbor Assets, L.P. were transferred to the Fund in exchange for Class A Shares of the Futures Strategy Fund. The net assets value of the Fund’s shares on the close of business September 3, 2013, after the reorganization, was $10.00 for Class A shares and received in-kind capital contributions of securities and cash valued at $6,328,662 in exchange for 632,866 Class A shares. Class C shares and Class I sharescommenced operations on September 3, 2013. The Futures Strategy Fund’s goal is capital appreciation and capital preservation in all market conditions with low volatility and low correlation to the U.S. equity market.

                Catalyst/EquityCompass Buyback Strategy Fund (“Buyback Strategy Fund”) became effective with the SEC on December 20, 2013 and commenced operations on December 31, 2013. The Fund’s goal is to achieve long-term capital appreciation.

                Catalyst/Lyons Hedged Premium Return Fund (“Premium Return Fund”) became effective with the SEC on December 20, 2013 and commenced operations on December 31, 2013. The Fund’s goal is to achieve long-term capital appreciation and income, with low volatility and low correlation to the equity market. The Tactical Allocation Fund’s sub-advisor is Lyons.

                The Strategic Insider Fund, Insider Buying Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Core Equity Fund, Insider Long/Short Fund, Tactical Allocation Fundand Premium Return Fund each offer two classes of shares, Class A and Class C.The Small Cap Insider Fund,High Income Fund, Total Return Income Fund, Growth of Income Fund, Event Arbitrage Fund, Floating Rate Income Fund, Futures Strategy Fund and Buyback Strategy Fundoffers three classes of shares, Class A, Class C and Class I. Each class differs as to salesand redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

a)            Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation.Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The Funds may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost, provided each such valuations represent fair value. Options are valued at their closing price on the exchange they are traded on.When no closing price is available, options are valued at their mean price.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board, pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

Each Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of December 31, 2013 for each Fund’s assets and liabilities measured at fair value:

Small Cap  Insider  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

62,882,993     $

-     $

-     $

62,882,993

Warra nts

3,149,462

-

-

3,149,462

Short-Term  Inves tments

15,429,434

-

-

15,429,434

Total Asse ts    $

81,461,889     $

-     $

-     $

81,461,889

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

High  Incom e  Fu nd

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

-      $

-      $

-      $

-

Converti bl e Bonds

-

-

120,499

120,499

Cor por a te Bon ds

-

75,273,070

-

75,273,070

Total Asse ts    $

-      $

75,273,070      $

120,499      $

75,393,569

Total Return  Income  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

23,720,646     $

-     $

-     $

23,720,646

Convertibl e Bonds

-

-

77,048

77,048

Corporate Bonds

-

21,480,374

-

21,480,374

Excha nge Traded Funds

878,976

878,976

Short-Term  Inves tment

634,058

-

-

634,058

Total Asse ts    $

25,233,680     $

21,480,374     $

77,048     $

46,791,102

Liabilit ies(b,c)

Call  Options  W ritten

$

-     $

(51,203)    $

-     $

(51,203)

Total L iabilit ies    $

-     $

(51,203)    $

-     $

(51,203)

Grow th  of  Incom e  Fund

Asse ts(a,b,c)

Lev el  1

Lev el  2

Lev el  3

To tal

Com mon  Stoc k

$

18,266,212      $

-      $

-      $

18,266,212

Short-Term  I nves tment

335,272

-

-

335,272

Total A sse ts    $

18,601,484      $

-      $

-      $

18,601,484

Strategic Insider  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

To tal

Com mon  Stoc k

$

24,307,767      $

-      $

-      $

24,307,767

Short-Term  I nves tments

3,445,783

-

-      $

3,445,783

Total Asse ts    $

27,753,550      $

-      $

-      $

27,753,550

Liabilit ie s(b,c)

Ca l l  O pti ons  W ri tten

$

-      $

(754,514)    $

-      $

(754,514)

Total L iabilit ie s    $

-      $

(754,514)    $

-      $

(754,514)

Insider  Buying  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

78,535,544     $

-     $

-     $

78,535,544

Short-Term  Inves tments

2,946,908

-

-

2,946,908

Tota l  As s ets     $

81,482,452     $

-     $

-     $

81,482,452

Global Capital A ppreciation  Fu nd

Asse ts(a,b,c)

Level  1

Level  2

Level  3

To tal

Com mon  Stoc k

$

18,319,105      $

-      $

-      $

18,319,105

Short-Term  I nves tments

953,945

-

-

953,945

Total A sse ts    $

19,273,050      $

-      $

-      $

19,273,050

Liabilit ie s(b,c)

Ca l l  O pti ons  W ri tten

$

-      $

(150,730)    $

-      $

(150,730)

Total L iabilit ie s    $

-      $

(150,730)    $

-      $

(150,730)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Global Total Return  Incom e  Fu nd

Asse ts(a,b,c)

Level  1

Level  2

Level  3

To tal

Com mon  Stoc k

$

10,208,752      $

-      $

-      $

10,208,752

Cor por a te  Bon ds

-

5,282,307

-

5,282,307

Short-Term  I nves tments

880,884

-

-

880,884

Total Asse ts    $

11,089,636      $

5,282,307      $

-      $

16,371,943

Liabilit ie s(b,c)

Ca l l  O pti ons  W ri tten

$

-      $

(114,057)    $

-      $

(114,057)

Total L iabilit ie s    $

-      $

(114,057)    $

-      $

(114,057)

Core  Equity  Fund

Asse ts(a,b,c)

Lev el  1

Lev el  2

Lev el  3

To tal

Com mon  Stoc k

$

27,902,923      $

-      $

-      $

27,902,923

Short-Term  I nves tments

533,419

-

-

533,419

Total A sse ts    $

28,436,342      $

-      $

-      $

28,436,342

Insider  Long/Short  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

1,531,908     $

-     $

-     $

1,531,908

Short-Term  Inves tments

223,390

-

-

223,390

Total Asse ts    $

1,755,298     $

-     $

-     $

1,755,298

Liabilit ies(b,c)

Securities  Sold  Sh ort

$

(1,410,172)    $

-     $

-     $

(1,410,172)

Total L ibilit ies    $

(1,410,172)    $

-     $

-     $

(1,410,172)

Event  Arbitrage  Fund

Assets(a,b,c)

Level 1

Level 2

Level 3

Total

Common  Stock

$

13,959,367     $

-     $

40     $

13,959,407

Exchange Traded Funds

664,950

-

-

664,950

Warrants

304,500

-

-

304,500

Purchased Call  Options

4,925

-

4,925

Purchased Put Options

3,750

-

-

3,750

Short-Term Investments

2,815,555

-

-

2,815,555

Total Assets    $

17,753,047     $

-     $

40     $

17,753,087

Liabilities(a,b,c)

Securities  Sold  Short

$

(1,147,984)    $

-     $

-     $

(1,147,984)

Exchange Traded Funds  Sold Short

(2,394,181)

-

-

(2,394,181)

Put Options  Written

-

(14,858)

-

(14,858)

Call  Options  Written

-

(18,720)

-

(18,720)

Total Liabilities    $

(3,542,165)    $

(33,578)    $

-     $

(3,575,743)

Tactical Allocation  Fund

Asse ts(a,b,c)

Level  1

Level  2

Level  3

Total

Common  Stoc k

$

64,615,979      $

-     $

-     $

64,615,979

Short-Term  Inves tments

6,212,331

-

-

6,212,331

Total Asse ts    $

70,828,310      $

-     $

-     $

70,828,310

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Floating  Rate  Incom e  Fu nd

Asse ts(a,b,c)

Lev el  1

Lev el  2

Lev el  3

To tal

Excha ng ed T ra ded F unds

$

2,250,900      $

-      $

-      $

2,250,900

Cor por a te  Bon ds

-

4,342,795

-

4,342,795

Ba nk  Loa ns

-

30,339,986

-

30,339,986

Short-Term  I nves tments

5,104,292

-

-

5,104,292

Total A sse ts    $

7,355,192      $

34,682,781      $

-      $

42,037,973

Hedged  Futures  Fu nd

Asse ts(a,b,c)

Lev el  1

Lev el  2

Lev el  3

To tal

Pur cha s ed P ut  O pti ons

$

-

$

52,188      $

-

$

52,188

Pur cha s ed C a l l  O pti ons

-

758,000

-

758,000

Short-Term  I nves tments

7,649,958

-

-

7,649,958

Total A sse ts    $

7,649,958      $

810,188      $

-      $

8,460,146

Liabilit ie s(a,b,c)

Put O pti ons  W ri tte n

-

(48,438)

-

(48,438)

Ca l l  O pti ons  W ri tten

-

(1,942,000)

-

(1,942,000)

Total L iabilit ie s    $

-      $

(1,990,438)    $

-      $

(1,990,438)

(a) Refer to the Portfolio of Investments for security classifications.

(b)  As  of  and  during  the  six  months  ended  December  31,  2013,  except  for  High  Income  Fund,  Total  Return  Income  Fund  and  Event

Arbitrage Fund, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs).  Therefore,  a  reconciliation  of  assets  in  which  significant  unobservable  inputs  (Level  3)  were  used  in  determining  fair  value  is shown for the High Income Fund, Total Return Income Fund and Event Arbitrage Fund.

(c)  There  were  no  transfers  into  or  out  of  Level  1  and  Level  2  during  the  period  except  as  noted  in  the  following  table  for  the  Small  Cap

Insider  Buying  Fund  holding  of  Visteon  Corp  and  all  Funds’  Short-Term  Investments.   It  is  the  Funds’  policy  to  recognize  transfers  into and out of Level 1 and Level 2 at the end of the reporting period.

The  following is a reconciliation of Trump Entertainment Resorts, Inc. and Energy  Conversion Devices, Inc.,  (High Income  Fund and Total

Return  Income  Fund),  and  Storage  Networks,  Inc.  and  American  Medical  Alert  Corp.,  (Event  Arbitrage  Fund),  for  which  Level  3  inputs were used in determining value:

Total Return

Event Arbitrage

High Income Fund

Income Fund

Fund

Convertible Bonds

Convertible Bonds

Common Stock

Beginning balance June 30, 2013

$

631,103

$

403,530

$

40

Total realized gain/(loss)

-

-

-

Change in unrealized depreciation

-

-

-

Capital distribution

(510,604)

(326,482)

-

Tax basis adjustment

-

-

-

Net transfers in/(out) of Level 3

-

-

Ending balance December 31, 2013

$

120,499

$

77,048

$

40

The  total  change  in  unrealized  depreciation  included  in  the  Statements  of  Operations  attributable  to  Level  3  investments  still held at December 31, 2013 was $0, $0 and $0 for High Income Fund, Total Return Income Fund and Event Arbitrage Fund, respectively.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Quantitative  disclosures  of  unobservable  inputs  and  assumptions  used  by  High  Income  Fund,  Total  Return  Income  Fund  and

Event Arbitrage Fund.

Investments  in Securities:

High Income  Fund

Common Stocks

Fair  Value

Valuation Techniques

Unobservable  Input

Trump Entertainment Resorts, Inc.

$

-

Bankruptcy

Expected future cash flows

Convertible Bonds

Energy Conversion Devices, Inc.

120,499

Bankruptcy

Expected future cash flows

Total  Fair  Value Securities    $

120,499

Total Return Income  Fund

Common Stocks

Trump Entertainment Resorts, Inc.

$

-

Bankruptcy

Expected future cash flows

Convertible Bonds

Energy Conversion Devices, Inc.

77,048

Bankruptcy

Expected future cash flows

Total  Fair  Value Securities    $

77,048

Event  Arbitrage  Fund

Common Stocks

Storage Networks, Inc.

$

-

Bankruptcy

Expected future cash flows

American Medical  Alert Corp.

40

Bankruptcy

Expected future cash flows

Total  Fair  Value Securities    $

40

Fair  value  securities  as  a  percent  of  net  assets  at  December  31,  2013  were  0.2%,  0.2%  and  0.0%  for  High  Income  Fund,  Total  Return

Income Fund and Event Arbitrage Fund respectively.

b)          Accounting for Options - The Funds are subject to equity price risks in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk.  When the Funds write a call or put option, an amount equal to the premium received is included in the Statements of Assets and Liabilities as a liability.  The amount of the liability is subsequently marked-to-market to reflect the current market value of the option.  If an option expires on its stipulated expiration date or if the Funds enter into a closing purchase transaction, a gain or loss is realized.  If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received.  As writer of an option, the Funds have no control over whether the option will be exercised and, as a result, retain the market risk of an unfavorable change in the price of the security underlying the written option.

The Funds may purchase put and call options.  Put options are purchased to hedge against a decline in the value of securities held in the Funds’ portfolio.  If such a decline occurs, the put options will permit the Funds to sell the securities underlying such options at the exercise price, or to close out the options at a profit.  The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Funds upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Funds.  In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Funds, the benefits realized by the Funds as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.  Written and purchased options are non-income producing securities.  With purchased options, there is minimal counterparty risk to the Funds since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default. For the six months or period ended December 31, 2013, the Total Return Income Fund, Strategic Insider Fund, Insider Buying Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Insider Long/Short Fund and Event ArbitrageFundwere permitted to invest in options.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

A summary of option contracts written during the six months or period ended December 31, 2013 were as follows:

Total  Return Income  Fund

Call  O ptions  W ritten

Num ber  of

Premiums

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  year

4,392      $

328, 417

Opti ons  w ri tte n

3,606

67, 511

Opti on s  cl os e d

-

-

Opti ons  e xe rci s e d

(2,147)

(253, 561)

Opti ons  e xpi re d

(2,245)

(74, 856)

Options  outstandi ng ,  end o f  year

3,606      $

67, 511

Strategic  Insider  Fund

Call  O ptions  W ritten

Num ber  of

Premiums

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  year

775      $

328, 799

Opti ons  w ri tte n

4,064

1,590, 944

Opti on s  cl os e d

(3,091)

(1,273, 335)

Opti ons  e xe rci s e d

-

-

Opti ons  e xpi re d

(312)

(96, 015)

Options  outstandi ng ,  end o f  year

1,436      $

550, 393

Global  Capital  Appr eciation F und

Call  O ptions  W ritten

Num ber  of

Premiums

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  year

1,324      $

117, 277

Opti ons  w ri tte n

706

77, 607

Opti on s  cl os e d

(230)

(20, 852)

Opti ons  e xe rci s e d

(907)

(55, 731)

Opti ons  e xpi re d

(21)

(5,543)

Options  outstandi ng ,  end o f  year

872      $

112, 758

Global  Total  Return Income  Fund

Call  O ptions  W ritten

Num ber  of

Premiums

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  year

869      $

86, 286

Opti ons  w ri tte n

560

64, 375

Opti on s  cl os e d

(46)

(14, 147)

Opti ons  e xe rci s e d

(583)

(39, 427)

Opti ons  e xpi re d

-

-

Options  outstandi ng ,  end o f  year

800      $

97, 087

Event  Arbitrage  Fund

Call  O ptions  W ritten

Put  Options  W ritten

Num ber  of

Premiums

Num ber  of

Premiums

Contracts

Received

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  pe riod

49      $

4,849

100      $

4,521

Opti ons  w ri tte n

3,030

308, 144

1,967

146, 029

Opti on s  cl os e d

(1,722)

(239, 732)

(1,121)

(81, 380)

Opti ons  e xe rci s e d

-

-

(35)

(3,289)

Opti ons  e xpi re d

(1,046)

(45, 199)

(693)

(46, 890)

Options  outstandi ng ,  end o f  pe riod

311      $

28, 062

218      $

18, 991

A summary of option contracts written during the six months or period ended December 31, 2013 (continued):

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Hedg ed F utures  F und

Call  O ptions  W ritten

Put  Options  W ritten

Num ber  of

Premi ums

Num ber  of

Premi ums

Contracts

Received

Contracts

Received

Options  outstandi ng ,  be ginni ng  of  pe riod

-

$

-

-

$

-

Op tio ns  written

3,248

4,062, 623

1,099

512, 399

Op tions  closed

(1,422)

(1,857, 958)

(25)

(16, 250)

Op tio ns  e xercised

-

-

-

-

Optio ns   expired

(1,096)

(915, 790)

(624)

(341, 149)

Options  outstandi ng ,  end o f  pe riod

730      $     1,288, 875

450      $

155, 000

All  options  purchased  and  options  written  by  the  Funds  are  on  equity  securities  including  exchange  traded  funds.  The  derivatives are  not  accounted  for  as  hedging  instruments  under  GAAP.    The  effect  of  derivative  instruments  on  the  Statements  of  Assets  and Liabilities at December 31, 2013, were as follows:

Location  of  derivatives  on

Fair  value  of

Fund

Derivative

Statements  of  Assets  and  Liabilities

asset/liability  derivatives

Total  Re turn   Income  Fund

Call  options  w ritte n

Call  options  written

$

(51, 203)

Strategic  Insider  Fund

Call  options  written

Call  options  written

$

(754, 514)

Glo bal  Cap ital  A ppre ciatio n  Fund

Call  options  written

Call  options  written

$

(150, 730)

Gl obal  Total  Return  Income  Fund

Call  options  w ritten

Call  options  written

$

(114, 057)

Event  Arbitrage  Fund

Purchased  put  o ptions

Inve s tme nts  in  s e curitie s ,  at  valu e

$

3,750

Purchased  call  o ptions

Inve s tme nts  in  s e curitie s ,  at  valu e

4,925

Put  options  w ritte n

Options  w ritten

(14, 858)

Call  options  w ritte n

Options  w ritten

(18, 720)

Totals

$

(24, 903)

He dg e d  F uture s  Fund

Purchased  put  o ptions

Inve s tme nts  in  s e curitie s ,  at  valu e

$

52, 188

Purchased  call  options

Inve s tme nts  in  s e curitie s ,  at  valu e

758, 000

Put  options  w ritten

Options  w ritten

(48, 438)

Call  options  written

Options  wri tten

(1,942, 000)

Totals

$

(1,180, 250)

The effect of derivative instruments on the Statements of Operations for the six months or period ended December 31, 2013, were as follows:

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Location of gain

Realized and unrealized

Fund

Derivative

(loss) on derivatives

gain (loss) on derivatives

Total  Return  Income  Fund

Call  options  written

Net realized  gain on  options  written

$

74,856

Call  options  written

Net change  in  unrealized  depreciation  on  options  written

(7,913)

Totals      $

66,943

Strategic Insider Fund

Call  options  written

Net realized  loss  on  options  written

$

(298,645)

Call  options  written

Net change  in  unrealized  depreciation  on  options  written

(326,710)

Put options  purchased

Net realized  loss  on  options  purchased

(5,727)

Put options  purchased

Net change  in  unrealized  appreciation  on  options  purchased

6,056

Totals       $

(625,026)

Global  Capital  Appreciation  Fund

Call  options  written

Net realized  gain on  options  written

$

25,046

Call  options  written

Net change  in  unrealized  appreciation  on  options  written

35,166

Totals      $

60,212

Global  Total  Return  Income  Fund

Call  options  written

Net realized  gain on  options  written

$

6,913

Call  options  written

Net change  in  unrealized  appreciation  on  options  written

43,622

Totals      $

50,535

Event Arbitrage  Fund

Call  options  written

Net realized  gain on  options  written

$

76,776

Call  options  written

Net change  in  unrealized  depreciation  on  options  written

9,884

Put options  written

Net realized  gain on  options  written

50,350

Put options  written

Net change  in  unrealized  depreciation  on  options  written

6,912

Call  options  purchased      Net realized  loss  on  options  purchased

(133,085)

Call  options  purchased      Net change  in  unrealized  depreciation  on  options  purchased

1,105

Put options  purchased

Net realized  loss  on  options  purchased

(9,415)

Put options  purchased

Net change  in  unrealized  depreciation  on  options  purchased

(52)

Totals      $

2,475

Hedged  Futures  Fund

Call  options  written

Net realized  loss  on  options  written

$

(352,036)

Call  options  written

Net change  in  unrealized  depreciation  on  options  written

(653,125)

Put options  written

Net realized  gain on  options  written

333,024

Put options  written

Net change  in  unrealized  appreciation  on  options  written

106,562

Put options  purchased

Net realized  loss  on  options  purchased

(220,550)

Put options  purchased

Net change  in  unrealized  depreciation  on  options  purchased

(129,514)

Call  options  purchased      Net realized  loss  on  options  purchased

(205,287)

Call  options  purchased      Net change  in  unrealized  appreciation  on  options  purchased

413,000

Totals       $

(707,926)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

Offsetting of Financial Assets and Derivative Assets

The  following  table  presents  the  Funds’  liability  derivatives  available  for  offset  under  a  master  netting  arrangement  net  of  collateral pledged as of December 31, 2013.

Lia bilities:

Gross Amounts o f Asse ts P rese nted  in  the

Gros s  Amou nts  of

Fina ncia l

Recogni zed

Ins trum ent s

Ca sh  Colla tera l

Net Amou nt of

Lia bilities

Pledged

Pledged

Asse ts

Small Cap Insider Buying Fund

Description

Securities  Loa ned

$

12,935,276

$

-

$

12,935,276

$

-

To ta l

$

12,935,276

$

-

$

12,935,276

$

-

Total Return  Income  Fund

Description

Options  W ritte n  Contra cts

$

51,203     (1)    $

51,203      (2)    $

-

$

-

To ta l

$

51,203

$

51,203

$

-

$

-

Strategic  Insider Fund

Description

Options  W ritte n  Contra cts

$

754,514     (1)    $

754,514      (2)    $

-

$

-

Securities  Loa nde d

2,663,448

-

2,663,448

-

To ta l

$

3,417,962

$

754,514

$

2,663,448

$

-

Global Capital A ppre ciation Fund

Description

Options  W ritte n  Contra cts

$

150,730     (1)    $

150,730      (2)    $

-

$

-

To ta l

$

150,730

$

150,730

$

-

$

-

Global Total Return  Income  Fund

Description

Options  W ritte n  Contra cts

$

114,057     (1)    $

114,057      (2)    $

-

$

-

To ta l

$

114,057

$

114,057

$

-

$

-

Event A rbitrage  Fund

Description

Options  W ritte n  Contra cts

$

33,578     (1)    $

33,578      (2)    $

-

$

-

To ta l

$

33,578

$

33,578

$

-

$

-

Hedged Future s Fund

Description

Options  W ritte n  Contra cts

$

1,990,438     (1)    $

-

$

1,990,438     (2)    $

-

To ta l

$

1,990,438

$

-

$

1,990,438

$

-

(1)    Written options at value as presented in the Schedule of Investments.

(2)   The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

c)

Federal  Income  Tax  -  The  Funds  have  qualified  and/or  intend  to  continue  to  qualify  as  regulated  investment  companies  and  to comply  with  the  applicable  provisions  of  the  Internal  Revenue  Code  of  1986,  as  amended,  and  to  distribute  substantially  all  of  their taxable income to their  shareholders. Therefore, no federal income or excise tax provisions are required.

As  of  and  during  the  six  months  or  period  ended  December  31,  2013,  the  Funds’  did  not  have  a  liability  for  any  unrecognized tax  expense.  The  Funds’  recognize  interest  and  penalties,  if  any,  related  to  unrecognized  tax  expense  as  income  tax  expense  in  the Statements  of  Operations.  As  of  December  31,  2013,  the  Funds’  did  not  incur  any  interest  or  penalties.  As  required,  management  has analyzed  the  Funds  tax  positions  taken  on  or  to  be  taken  on  Federal  income  tax  returns  for  all  open  tax  years  (tax  years  or  periods ended June 30, 2010, June 30, 2011, June 30, 2012 and June 30, 2013 for the Funds) and has concluded that no provision for income tax is required  in  these  financial  statements.  The  tax  filings are  open  for  examination  by  applicable  taxing authorities,  including  the  Internal Revenue Service. No examinations of the Funds’ filings are presently in progress.

d)            Distribution to Shareholders - Distributions to shareholders, which are determined in accordance with income tax regulations and may differ from GAAP, are recorded on the ex-dividend date.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

e)             Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f)             Multiple Class Allocations - Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on relative net assets.Distribution fees are charged to each respective share class in accordance with the distribution plan.

g)            Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.Actual results could differ from those estimates.

h)            Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications.The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

i)             Redemption Fees and Sales Charges (loads) - A wire transfer fee of $15 may be charged to defray custodial charges for redemptions paid by wire transfer. A maximum sales charge of 5.75% is imposed on Class A shares of the Small Cap Insider Fund, Total Return Income Fund, Growth of Income Fund, Strategic Insider Fund, Insider Buying Fund, Global Capital Appreciation Fund, Global Total Return Income Fund,Core Equity Fund, Insider Long/Short Fund, Event Arbitrage Fund, Tactical Allocation Fund, Futures Strategy Fund, Buyback Strategy Fund and Premium Return Fund.  A maximum sales charge of 4.75% is imposed on Class A shares of the High Income Fundand the Floating Rate Income Fund.Investments in Class A shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge (“CDSC”) on shares redeemed within 18 months of purchase (excluding shares purchased with reinvested dividends and/or distributions). A CDSC of 1.00% is imposed on Class A and Class C shares in the event of certain redemption transactions within one year following such investments. The respective shareholders pay such CDSC charges, which are not an expense of the Funds. For the periodendedDecember 31, 2013, there were CDSC fees of$593, $606, $281, $345, $22, $805, $572, $4, $625, $138, $10 paid by shareholders of the Small Cap Insider Fund, High Income Fund,Total Return Income Fund, Strategic Insider Fund, Core Equity Fund, Insider Buying Fund, Global Capital Appreciation Fund, Global Total Return Income Fund, Tactical Allocation Fund, Floating Rate Income Fund andHedged Futures FundRespectively, to the Manager. There were no CDSC fees paid by the shareholders of Growth of Income Fund,Insider Long/Short Fund, Event Arbitrage Fund, Buyback Strategy Fundand Premium Return Fund.

j)             Security Loans - The Small Cap Insider Fund andStrategic Insider Fund have entered into securities lending agreements with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% plus accrued interest of the loaned securities, the lender's agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

k)             Commission Recapture - The following Funds executed trades with a certain broker pursuant to a commission recapture agreement under which certain fund expenses could be paid by such broker or rebates could be given to each participating Fund.   For thesix months ended December 31, 2013, the amount received by the participating Funds under this arrangement was as follows: Small Cap Insider Fund $14,930,Strategic Insider Fund $1,143and Insider Long/Short Fund $701.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

l)             Short Sales - The Funds may sell securities short or purchase ETFs that sell securities short. A short sale is a transaction in which the Fund sells securities it does not own in anticipation of a decline in the market price of the securities. To deliver the securities to the buyer, the Fund must arrange through a broker to borrow the securities and, in so doing, the Fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The Fund will make a profit or incur a loss as a result of a short sale depending on whether the price of the securities decreases or increases between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed securities that have been sold. The amount of any loss would be increased (and any gain decreased) by any premium or interest the Fund is required to pay in connection with a short sale.

m)           Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, whichare not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into considerationthe nature and type of expense and the relative sizes of the funds in the Trust.

(2)

INVESTMENT TRANSACTIONS

For  the  six  months or  period  ended  December  31,  2013,  aggregate  purchases and  proceeds from  sales of  investment  securities

(excluding short-term investments) for the Funds were as follows:

Fu nd

Purchases

Sales

Sm a l l -Ca p  I nsi der  B uyi ng  F und

$

71, 827, 135

$

54, 418, 412

H i gh  I nco m e  F und

20, 651, 041

37, 532, 003

To ta l  R e turn  I nco m e  F und

21, 156, 070

16, 240, 255

Gro w th  o f  I nco m e  F und

2,125, 239

2,132, 362

Stra te gi c  I ns i de r  F und

27, 534, 960

16, 144, 460

I ns i de r  B uyi ng  F und

114, 048, 242

44, 470, 452

Gl o b a l  C a p i ta l  A p p re ci a ti o n  F u n d

7,618, 267

2,217, 519

Gl o ba l  To ta l  R e turn  I nco m e  F und

6,768, 618

2,832, 086

Co re  Equi  ty  F und

11, 379, 729

12, 216, 799

I ns i de r  Lo ng /Sho rt  F und

2,564, 233

3,965, 650

Eve nt  Arbi tra ge  F und

48, 285, 742

43, 931, 799

Ta cti ca l  A l l o ca ti o n  F u n d

57, 650, 559

15, 678, 589

Fl o a ti ng  R a te  I nco m e  F und

40, 631, 952

11, 110, 722

H e dg e d  F uture s  F und  (1)

-

-

Buyba ck  S tra te gy  F und  (2)

-

-

Pre m i um  R e turn  F und(2)

-

-

(1)  F o r  th e  p e ri o d  S e p te m b e r  3,  2013 t  h ro u gh  D e ce m b e r  31,  2013.

(2)  F o r  D e ce m b e r  31,  2013.

(3) MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

       CCA acts as investment manager for the Funds pursuant to the terms of a Management Agreement with the Trust, on behalf of the Funds (the “Management Agreement”). Under the terms of the Management Agreement, the Manager manages the investment operations of the Funds in accordance with the Funds’ respective investment policies and restrictions. The investment sub-advisors are responsible for the day-to-day management of their Fund’s portfolios. The Manager provides the Funds with investment advice and supervision and furnishes an investment program for the Funds. For its investment management services, the Funds pay to the Manager, as of the last day of each month, an annualized fee as shown in the below table, such fees to be computed daily based upon daily average net assets of the Funds.The Funds’ sub-advisors are paid by the Manager, not the Funds.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

The Manager and the Funds have entered into Expense Limitation Agreements under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds; 12b-1 distribution plan; and extraordinary expenses)do not exceed the expense limitation shown in the table below, and is based on the Fund’s average daily net assets.Each waiver or reimbursement by theManager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which that particular expense is incurred, if the Funds are able to make the repayment without exceeding the expense limitation in effect at that time and the repayment is approved by the Board of Trustees.

For the six months or period ended December 31, 2013, the Manager waived management fees and reimbursed expenses as follows:

Mana gement

Expens e

Mana gement

Expens es

Fund

Agreem ent

Lim itation

Expires

Fees  W aived

Reimbur sed

Sm a l l  Ca p  I ns i de r  B uyi ng  F und

1.25%

1.30%

10/ 31/ 14

$

68, 147

$

-

Hi gh  I nco m e  F und

1.00%

1.20%

10/ 31/ 14

20, 329

-

To ta l  R e turn  I nco m e  F und

1.00%

1.30%

10/ 31/ 14

4,926

-

Gro wth  o f  I nco m e  F und

1.00%

1.30%

10/ 31/ 14

12, 155

-

Stra te gi c  I ns i de r  F und

1.25%

1.30%

10/ 31/ 14

44, 053

-

I ns i de r  B uyi ng  F und   (1)

1.00%

1.25%

10/ 31/ 14

15, 147

-

Gl o b a l  C a p i ta l  A p p re ci a ti o n  F u n d

1.00%

1.30%

10/ 31/ 14

20, 585

-

Gl o ba l  To ta l  R e turn  I nco m e  F und

1.00%

1.30%

10/ 31/ 14

21, 440

-

Co re  Equi  ty  F und

1.00%

1.10%

10/ 31/ 14

26, 477

-

I ns i de r  Lo ng /Sho rt  F und   (1)

1.25%

1.25%

10/ 31/ 14

15, 412

19, 008

Eve nt  Arbi tra ge  F und

1.25%

1.50%

03/ 31/ 14

20, 457

-

Ta cti ca l  A l l o ca ti o n  F u n d

1.25%

1.25%

10/ 31/ 14

48, 652

-

Fl o a ti ng  R a te  I nco m e  F und   (2)

1.00%

1.20%

10/ 31/ 14

52, 868

-

He dg e d  F uture s  F und

1.75%

2.74%

10/ 31/ 14

-      (3)

-      (3)

Buyba ck  S tra te gy  F und

1.00%

1.25%

10/ 31/ 15

-      (4)

-      (4)

Pre m i um  R e turn  F und

1.25%

1.25%

10/ 31/ 15

-      (4)

-      (4)

(1)  Vo l u n ta ri l y  w a i ve d  a t  1.00%  th ro u gh o u t  S p e te m b e r  30,  2013.    Pri o r  to  N o ve m b e r  1,  2013 v  o l u n ta ri l y  l i m i te d  to  1.80% .

(2)  Cu rre n t  e xp e n s e  l i m i ta ti o n  i s  vo l u n ta ri l y  l i m i te d  to  1.00%  a n d  ca n  b e  re m o ve d  w i th o u t  n o ti ce .

(3)  F o r  th e  p e ri o d  S e p te m b e r  3,  2013 t  h ro u gh  D e ce m b e r  31,  2013.

(4)  F o r  th e  p e ri o d  D e ce m b e r  31,  2013 t  h ro u gh  D e ce m b e r  31,  2013.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

As of December 31, 2013, the Manager may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

31- Dec-13

Fund

2014

2015

2016

Sma l l  Ca p  I ns i de r  Buyi ng  Fund

$       196, 208

$       196, 735

$       136, 728

Hi gh  I ncome  Fund

27,223

11,422

28,192

Tota l  Re turn  I ncome  Fund

3,640

-

1,211

Growth  o f  I ncome  Fund

45,792

42,853

35,609

Stra te gi c  I ns i de r  Fund

52,013

77,649

65,295

Ins i de r  Buyi ng  Fund

-

54,654

39,984

Gl o ba l  Ca p i ta l  A ppre ci a ti o n  Fund

-

56,015

46,010

Gl oba l  Tota l  Re turn  I ncome  Fund

-

55,559

43,156

Core  Equi ty  Fund

-

46,613

48,043

Ins i de r  Long /Sho rt  Fund

-

15,045

55,439

Eve nt  Arbi tra ge  Fund

-

-

33,837

Ta cti ca l  A l l o ca ti o n  Fund

-

-

62,570

Fl oa ti ng  Ra te  I ncome  Fund

-

-

52,139

He dge s  Future s  Stra te gy

-

-

-

Buyba ck  Stra te gy  Fund

-

-

-

He dg e d  Pre mi um  Fund

-

-

-

A Trustee and Officer of the Trust is also the controlling member of MFund Services and the Manager, and is not paid any fees directly by the Trust for serving in such capacities.

                Officers of the Trust and Trustees who are "interested persons"of the Trust or the Manager will receive no salary or fees from the Trust.  Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid a quarterly retainer of $250 per Fund in the Trust and $500 per special board meeting attended at the discretion of the Chairman. Effective May, 2013, the Chairman of the Trust’s Audit Committee receives a $400 annual fee per Fund, prior to this date the Chairman of the Trusts Audit Committee receives an a quarterly fee of $750 for all Funds in the Trust. The fees paid to the Trustees are paid in Fund shares. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses.

                Officers of the Trust are also employees of GFS, and arenot paid any fees directly by the Trust for serving in such capacity.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

The  Board  has  adopted  the  Trust’s  Master  Distribution  and  Shareholder  Servicing  Plan  (the  “plan”)  pursuant  to  rule  12b-1 under  the  1940  Act.  Each  class  of  shares,  excluding  Class  I  shares,  that  allows  the  Funds  to  pay  distribution  and  shareholder  servicing of up to 0.25% per annum for the Class A shares and up to 1.00% for the Class C shares based on average daily net assets of each class. The Class A shares are currently paying 0.25% per annum of 12b-1 fees and Class C shares are currently paying 1.00% per annum of 12b-1 fees. The fee may be used for a variety of purposes, including compensating dealers and other financial service organizations for eligible services provided by those parties to the Funds and their shareholders and to reimburse the Funds’ Distributor and Manager for distribution related expenses. Brokers may receive a 1.00% commission from the Distributor for the sale of Class C shares.

For the six months or period endedDecember 31, 2013, the 12b-1 expenses accrued by the Funds were as follows:

1 2b-1  Fees

Fu nd

Class A

Class C

Sma l l  Ca p I ns i der  Buy i ng  Fund

$

47,047

$

48,776

Hi gh I nc ome Fund

77,663

138,173

Tota l  Retur n I nc ome Fund

29,565

113,632

Growth o f  I nc ome Fund

17,647

3,194

Stra tegi c  I ns i der  Fund

18,180

8,743

Ins i der  Buy i ng  Fund

37,978

23,482

Gl oba l  Ca pi ta l  Appr eci a ti on F und

15,250

20,143

Gl oba l  Tota l  Retur n I nc ome Fund

14,418

13,404

Core Equi ty  Fund

31,618

1,729

Ins i der  Long/Sho rt Fund

2,547

2,144

Event  Arbi tra ge Fund

20,477

1,793

Ta cti ca l  Al l oca ti on  Fund

31,941

43,772

Fl oa ti ng  Ra te I nc ome Fund

5,927

6,184

Hedged F utur es  Fund   (1)

6,194

3,209

Buy ba ck  Stra tegy  Fund  (2)

-

-

Hedged P remi um  Fund  (2)

-

-

(1) For the  period  September 3, 2013  through  December 31, 2013.

(2) For December 31, 2013.

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

(4)   DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions for the six months or period ended December, 2013 and June 30, 2013 was as follows:

F o r  f i s ca l  y e a r  e  n d e d

O rd i n a ry

L o n g - T e rm

T o ta l

6/  30/  2013

In co  m  e

C ap  i tal  G ai  n

D i s tri b u ti o n

Sm  a l l  C a p I  ns  i de  r  Fund

$

1,685,751

$

-

$

   1,685,751

H i g h I  nc  o m  e  Fund

7,923,688

  1,950,898

   9,874,586

T o ta l  R e tur  n I  nc  o m  e  Fund

2,517,522

-

   2,517,522

G ro w  th o  f  I nc  o m  e  Fund

153,240

50,000

 203,240

St  ra te g i c  I ns  i de  r  Fund

6,060

6,060

Ins  i de  r  B uy  i ng   Fund

38,243

4,983

 43,226

G l o ba  l  C a pi  ta l  A  ppr  e ci a ti o n Fund

244,876

15,870

 260,746

G l o ba  l  T o ta l  R e tur  n I  nc  o m  e  Fund

309,924

3,846

 313,770

C o re  E qui  ty  Fund

7,393

29,597

36,990

Ins  i de  r  L o ng  / Sho   rt  Fund

-

-

-

E v e nt  A  rbi  tra g e  Fund

258,648

-

 258,648

T a cti ca l  A  l l o ca ti o n  F u n d

112,324

-

 112,324

Fl  o a ti ng   R a te  I nc  o m  e  Fund

81,640

-

81,640

F o r  f i s ca l  y e a r  e  n d e d

O rd i n a ry

L o n g - T e rm

T o ta l

6/  30/  2012

In co  m  e

C ap  i tal  G ai  n

D i s tri b u ti o n

Sm  a l l  C a p I  ns  i de  r  Fund

$

1,805,545

$

287,890

$

  2,093,435

H i g h I  nc  o m  e  Fund

11,251,730

4,576,728

   15,828,458

T o ta l  R e tur  n I  nc  o m  e  Fund

6,255,486

303,273

  6,558,759

G ro w  th o  f  I nc  o m  e  Fund

147,097

27,264

 174,361

St  ra te g i c  I ns  i de  r  Fund

391,069

-

 391,069

Ins  i de  r  B uy  i ng   Fund

2,851

-

2,851

G l o ba  l  C a pi  ta l  A  ppr  e ci a ti o n Fund

1,563

-

1,563

G l o ba  l  T o ta l  R e tur  n I  nc  o m  e  Fund

16,503

-

 16,503

As of December 31, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed

Undistributed

Capital Loss

Other

Post October Loss

Unrealized

Total

Ordinary

Long-Term

Carry

Book/Tax

and

Appreciation/

Accumulated

Income

Gains

Forwards

Differences

Late Year Loss

(Depreciation)

Earnings/(Deficits)

Small Cap Insider Fund

$

419,114       $          -

$     (18,334,170)      $          -

  $       (1,838,639)     $     (2,368,869)  $

(22,122,564)

High Income Fund

956,810

2,879,107                 -

(201,704)                   -

        (15,390,906)

(11,756,693)

Total Return Income Fund                    -

                -

(75,937)

(100,495)                   -

        (10,337,163)

(10,513,595)

Growth of Income Fund                         -

376,713                 -

                 -

(4,392)

  3,196,354

 3,568,675

Strategic Insider Fund

230,802                  -

              -

                 -

                    -

   (86,149)

  144,653

Insider Buying Fund

110,283

18,021                 -

                 -

                    -

   (23,804)

  104,500

Global Capital Appreciation Fund

192,063

205,818                 -

                 -

                    -

   224,599

  622,480

Global Total Return Income Fund

176,314

155,411                 -

                 -

                    -

   258,886

  590,611

Core Equity Fund                                     -

823,681                 -

                 -

(1,077)

  3,777,537

  4,600,141

Insider Long/Short Fund

83,232

5,074                  -

                 -

                    -

   (59,051)

   29,255

Event Arbitrage Fund

858,252

 672                  -

(31,548)

(711,128)

   (857,093)

   (740,845)

Tactical Allocation Fund

793,725                   -

               -

                 -

                    -

   1,024,378

   1,818,103

Floating Rate Income Fund

9,170                    -

               -

                 -

                    -

   (17,664)

   (8,494)

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

The   difference   between   book   basis   and   tax   basis   unrealized   appreciation   (depreciation),   undistributed   ordinary

income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash  sales  and  straddles;  adjustments  for  real  estate  investment  trusts,  regulated  investment  companies,  passive  foreign investment companies, partnerships, defaulted bonds, constructive sales and return of capital distributions.

Late  year  losses incurred  after  December  31  within  the  fiscal  year  are  deemed  to  arise  on  the  first  business day  of  the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

La te  Yea r

Los s es

Core  Equi ty  Fund

$

1,077

Event  Arbi tra ge  Fund

53,532

Capital  losses  incurred  after  October  31  within  the  fiscal  year  are  deemed  to  arise  on  the  first  business  day  of  the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Pos t O cto ber

Los s es

Sma l l  Ca p I ns i der  Fund

$

1,838,639

Growth o f  I nc ome  Fund

4,392

Event  Arbi tra ge  Fund

657,596

At  December  31,  2013,  the  Funds  had  capital  loss  carry  forwards  for  federal  income  tax  purposes  available  to  offset future capital gains as follows:

Non-Expi ri ng

Non-Expi ri ng

6/30/2017

Sh ort-Term

Long-Term

Tota l

Sma l l  Ca p I ns i der  Fund

$

257,132

$

8,231,390

$

9,845,648

$

18,334,170

Tota l  Retur n I nc ome Fund

-

75,937

-

75,937

Permanent  book  and  tax  differences,  primarily  attributable  to  the  book/tax  basis  treatment  of  foreign  currency

gains/(losses),   the   reclassification   of   ordinary   distributions   and   net   operating   losses,   and   adjustments   for   real   estate

investment   trusts,   regulated   investment   companies,   grantor   trusts,   passive   foreign   investment   companies,   partnerships,

adjustments for the capitalization of in lieu dividend payments made in connection with short sales of stock that have not been held  open  for  more  than  45  days,  resulted  in  reclassification  for  the  year  or  period  ended  December  31,  2013  for  the  following

Funds as follows:

P ai d

U ndi  s tribut  e d

A ccu  m u la te d

In

N e t  I n v e s tm e n t

N e t  R e a liz e d  G a in / ( Lo s s )

C ap  ital

In com  e  ( Los  s )

f ro m  S e cu rity  T ra n s a ctio n s

Sm  a ll  C a p I  ns  ide  r  Fund

$

-

$      ( 240,   493)

$

240,   493

H ig h I  nc o m e  Fund

-

-

-

To ta l  R e tur n I  nc o m e  Fund

( 16,  428)

( 15,  197)

31,  625

G ro w th o  f  I nc o m e  Fund

-

5, 431

( 5, 431)

St ra te g ic  I ns  ide  r  Fund

-

3, 731

( 3, 731)

Ins  ide  r  B uy  ing  Fund

-

(560)

560

G lo ba  l  C a pi  ta l  A  ppr  e cia tio n Fund

-

80,  187

( 80,  187)

G lo ba  l  T o ta l  R e tur n I  nc o m e  Fund

-

44,  870

( 44,  870)

C o re  E qui  ty  Fund

-

29,  597

( 29,  597)

Ins  ide  r  L o ng  / Sho  rt  Fund

-

19,  833

( 19,  833)

Ev e nt  A  rbi  tra g e  Fund

-

45,  634

( 45,  634)

Ta ctica l  A  llo ca tio n  F u n d

-

-

-

Fl o a ting  R a te  I nc o m e  Fund

-

-

-

CATALYST FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

SEMI-ANNUAL REPORT

(5) UNDERLYING INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Hedged Futures Fund currently invests a portion of its assets in the Fidelity Institutional Money Market Portfolio.  The Fund may redeem its investment from the Fidelity Institutional Money Market Portfolio at any time if the Manager determines that it is in the best interest of the Fund and its shareholders to do so.

The performance of the Fund may be directly affected by the performance of the Fidelity Institutional Money Market Portfolio.  The Fidelity Institutional Money Market Portfolio invests at least 80% of its assets in US Treasury bills, notes, trust receipts and direct obligations of the U.S. Treasury and repurchase agreements relating to direct Treasury obligations.  The financial statements of the Fidelity Institutional Money Market Portfolio, including the portfolio of investments, can be found at Fidelity’s website www.fidelity.com or the SEC’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements.  As of December 31, 2013 the percentage of the Hedged Futures Fund’s net assets invested in the Fidelity Institutional Money Market Portfolio was 42.6%.

(6)SUBSEQUENT EVENTS

                Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements except as denoted below.

In connection with a change in ownership of Lyons Wealth Management, LLC, the Tactical Allocation Fund’s investment sub-advisor (“Lyons”),shareholders of the Tactical Allocation Fund will be asked to approve a new sub-advisory agreement between the Manager and Lyons. A proxy statement (providing information regarding the new sub-advisory agreement and a special meeting of shareholders at which shareholders will be asked to vote for the new sub-advisory agreement) is expected to be distributed to shareholders. Effective February 3, 2014 through the effective date of the new sub-advisory agreement, the Manager will manage the Tactical Allocation Fund’s portfolio consistent with Lyons’s investment strategy.

CATALYST FUNDS

ADDITIONAL INFORMATION (Unaudited)

                Reference is made to the Prospectus and the Statement of Additional Information for more detailed descriptions of the Management Agreements, Services Agreements and Distribution and/or Service (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset values of shares of the Funds.

                The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

                A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-447-4228; and on the Commission’s website at http://www.sec.gov.

Renewal of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst/CP Core Equity Fund

                The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Management Agreement between the Trust, on behalf of the Catalyst/CP Core Equity Fund (the “Core Equity Fund” or the “Fund”), and Catalyst Capital Advisors, LLC (“Catalyst” or the “Adviser”) at a meeting of the Board of Trustees held on November 25, 2013.

  In connection with their deliberations, the Trustees reviewed Catalyst’s responses to a series of questions regarding, among other things, the investment performance of the Fund for various periods, Catalyst’s services to the Fund, comparative fee and expense information, and an estimate of Catalyst’s profitability from managing the Fund (“Catalyst 15c Response”).  The Trustees noted that Catalyst is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund. They then discussed the affiliation between MFund Services and Catalyst. The Trustees noted that MFund Services provides management and administrative services to the Fund and other Funds of the Trust. The Trustees further noted that while MFund Services did not receive a fee for its administrative services to the Fund since the Fund had commenced operations, it had received fees for compliance services provided in the 2012 calendar year.

As to the nature, extent and quality of the services provided by Catalyst to the Fund, the Trustees reviewed the Catalyst 15c Response and Catalyst’s Form ADV which provided information on the corporate structure, officers, owners, and compliance record of Catalyst.  The Board considered Catalyst’s duties under the terms of the Management Agreement and, at the Trustees request, a representative of Catalyst discussed the services Catalyst provides to the Fund.  He explained that Catalyst supervises the Fund’s investment program and the investment decisions made by the Fund’s sub-advisor, and provides investment researchto the sub-advisor.  The Trustees then discussed the experience of Catalyst’s personnel and noted Catalyst’s record serving as adviser to several of the Trust’s Funds with varying investment objectives and strategies.  They discussed the growth of Catalyst over the past year.  A representative of Catalyst then discussed the recent routine examination conducted of Catalyst by the SEC. He reviewed the SEC’s findings and the revisions being made to Catalyst’s compliance program in connection with the SEC’s comments.  He then discussed procedures and programs used to monitor the Fund’s compliance with its investment policies and restrictions. The Independent Trustees then concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to the Fund were satisfactory.

Performance.As to the Fund’s performance, the Board referred to the Catalyst 15c Response, which compared the Fund’s performance to the S&P 500 Total Return Index (“S&P Index”) and the Morningstar Large Cap Growth category.  The Board discussed the Fund’s return of 30.89% for the one-year period ended October 31, 2013 and noted that the Fund outperformed the S&P Index.  The Trustees then reviewed the Fund’s returns for the one-year and year-to-date periods ended October 31, 2013, as compared to Morningstar Large Cap Growth Category, noting that the Fund had outperformed the category for the trailing 12 monthsand year to date periods. The Adviser then discussed the Fund’s underperformance relative to the S&P Index and Morningstar Large Cap Growth Category for the 2012 calendar year. He noted that the Fund’s relative performance improved in 2013 and added that the Fund is positioned to perform well going forward.  The Board concluded that the performance was acceptable.

Fees and Expenses.  As to comparative fees and expenses, the Trustees considered the management fees paid by the Fund and compared them to management fees paid by a peer group of funds selected by Catalyst as well as the Morningstar Large Cap Growth category.  The Trustees also compared the total expense ratio of each Fund with the expense ratios of the funds in the peer group and Morningstar Large Cap Growth category. The Trustees noted that the Fund pays Catalyst a management fee of 1.00%, which was higher than the average advisory fee of the peer group, and equivalent to the highest in peer group.  The Board further noted that Catalyst’s fee was above the average advisory fee of the Morningstar Large Cap Growth category but below the highest charged fee.  In reference to the net expense ratio, the Trustees observed that the Fund’s expense ratio, after waivers and reimbursements by Catalyst, was lower than the peer group expense ratio average but slightly higher than the Morningstar category expense ratio average.  The Trustees concluded that the Fund’s management fee was acceptable in light of the services the Fund receives from Catalyst.

Profitability.As to the costs of the services provided and the profits realized by Catalyst, the Trustees reviewed Catalyst’s analysis of its estimated profitability and its financial condition, and noted that Catalyst had entered into an expense limitation agreement to limit average annual fund operating expenses to 1.10% of the Fund’s average net assets ((excluding brokerage costs; underlying fund expenses; borrowing costs, such as (a), interest and (b) dividends on securities sold short; taxes; rule 12b-1 fees and, extraordinary expenses),through October 31, 2014.  The Board discussed Catalyst’s profitability, as reported by Catalyst for the Fund, noting that Catalyst realized a net loss in connection with its services to the Fund.   Therefore, the Trustees concluded that Catalyst’s level of profitability from its relationship to the Fund was not excessive.

Economies of Scale. As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with the Fund and its shareholders if the Fund experienced a substantial growth in assets.  However, the Trustees recognized that the Fund had not yet reached asset levels where Catalyst could realize significant economies of scale and the Trustees concluded that the absence of breakpoints was acceptable.

                As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that continuation of the Management Agreement between the Trust and Catalyst is in the best interests of the Fund and their shareholders.

Renewal of the Sub-Advisory Agreement Between Catalyst Capital Advisors, LLC and Cookson, Pierce & Co., Inc.

The Board of Trustees of Mutual Fund Series Trust (the “Trust”), including the Independent Trustees, unanimously renewed the Sub-Advisory Agreement between Catalyst Capital Advisors, LLC (“Catalyst” or the “Adviser”) and Cookson, Peirce & Co., Inc. (“Cookson”) with respect to the Core Equity Fund at a meeting of the Board of Trustees held on November 25, 2013.

In connection with their deliberations, the Trustees reviewed Cookson’s responses to a series of questions regarding, among other things, the investment performance the Core Equity Fund for various periods, Cookson’s services to the Fund, comparative fee and expense information, and an estimate of Cookson’s profitability from managing the Fund (“Cookson 15c Response”).  The Trustees noted that Cookson is not affiliated with the transfer agent, underwriter, or custodian, and therefore does not derive any benefits from the relationships these parties have with the Fund.

As to the nature, extent and quality of the services provided by Cookson to the Fund, the Trustees reviewed the Cookson 15c Response and Cookson’s Form ADV, Parts 1 and 2, which provided information on the corporate structure, officers, owners, and compliance record of Cookson.  The Board considered Cookson’s duties under the terms of the Sub-Advisory Agreement and noted that that, under the supervision of Catalyst, Cookson is responsible for the day-to-day management of the Fund’s portfolio. A discussion then ensued regarding the seasoned Cookson professionalsservicing the Fund, during which a representative of the Catalystdescribed Catalyst’s and Cookson’s strong working relationship. The Trustees then concluded that Cookson had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the proposed Sub-Advisory Agreement and that the nature, overall quality and extent of the services provided by Cookson to the Fund were satisfactory.

Performance.   As to the Fund’s performance, the Board noted their discussions earlier in the Meeting regarding the performance of the Fund. The Trustees concluded that based on the Fund’s performance over prior periods and the experience and qualifications of the portfolio management team, that Cookson has obtain an acceptable level of investment returns to shareholders.

Fees and Expenses.  As to fees and expenses for Cookson’s services, the Trustees considered that, pursuant to the Sub-Advisory Agreement, Cookson receives 50% of the net advisory fees earned by Catalyst with respect to the Fund. The Trustees considered the allocation of the fees paid to each Cookson and Catalyst in comparison to the services rendered, and determined that the fees received by Cookson for its management of the Fund’s portfolio was reasonable and that the sub-advisory fees were acceptable in light of the quality of the services the Fund received from Cookson.

Profitability.          As to the costs of the services provided and the profits realized by Cookson, the Trustees reviewed Cookson’s analysis of its estimated profitability and its financial condition.  The Board discussed the modest profit Cookson has received in connection with the services it provides to the Fund, as set forth in Cookson’s 15c. After discussion the Trustees concluded that Cookson had not excessively profited from its relationship with the Fund.

Economies of Scale. With respect to economies of scale, the Trustees agreed that this is a Fund level issue that was considered in connection with the renewal of the advisory agreement.

                As a result of their considerations, the Trustees, including the Independent Trustees, unanimously determined that the renewal of the Sub-Advisory Agreement between Catalyst and Cookson is in the best interests of the Fund and its shareholders.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst Hedged Futures Fund

                The Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of those Trustees who are not “interested persons,” as that term is defined  the Independent Trustees, considered the approval ofan investment advisory agreement between the Trust, and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst Hedged Futures Fund (the “Hedged Futures Fund”) (the “Management Agreement”), at a meeting of the Board held on May13, 2013.

In connection with their deliberations regarding approval of the Management Agreementthe Hedged Futures Fund, the Trustees reviewed a report prepared by Catalyst setting forth responses to a series of questions regarding, among other things, the past investment performance of the Harbor Fund, Catalyst’s proposed services to the Hedged Futures Fund, comparative information regarding the Hedged Futures Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Hedged Futures Fund (“Catalyst 15(c) Response”).  They further noted that Catalyst is not affiliated with the transfer agent, underwriter or custodian, and therefore does not derive any benefits from the relationships these parties have with the Trust.  The Trustees noted that while Catalyst does not receive direct benefits from the 12b-1 fees, it did receive benefits from its soft dollar arrangements and is reimbursed for distributor expenses through the 12b-1 plan. They then discussed the affiliation between MFund Services and Catalyst. The Trustees noted that MFund Services provides management and administrative services to the Trust.

Because the Hedged Futures Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Hedged Futures Fund.  The Board considered the investment performance of Harbor Assets, LLC (the “Harbor Fund”) for the year-to-date and since inceptions periods ended March 31, 2013.  The Trustees noted that the Harbor Fund is a commodity pool that utilizes an investment strategy substantially similar to the investment strategy proposed for the Hedged Futures Fund, that will be reorganized, pending shareholder approval, into the Hedged Futures Fund. The Board noted that the Harbor Fund’s returns lagged those of the S&P 500 Index for the year-to-date period but significantly outperformed the returns of the Index since inception. After further discussion, the Board determined that the Hedged Futures Fund has the potential to deliver favorable returns.

                As to nature, extent and quality of the services to be provided to the Hedged Futures Fund, the Board considered the experience of Catalyst’s investment personnel, noting the portfolio manager of the Harbor Fund would join Catalyst to manage the Hedged Futures Fund. The Trustees considered the portfolio manager’s education and experience managing the Harbor Fund since 2005. The Board then noted the services provide by Catalyst to other Funds of the Trust. Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Hedged Futures Fund under the proposed Management Agreement.

                As to the costs of the services to be provided and the profits to be realized by Catalyst, the Trustees reviewed Catalyst’s estimates of profitability, its financial condition and the financial information provided by Catalyst. The Trustees also considered Catalyst’s agreement to waive fees and reimburse expense to the extent that the Hedged Futures Fund’s total operating expenses exceed certain limits thereafter.  Based on their review, the Trustees concluded that they were satisfied that Catalyst’s expected level of profitability from its relationship with the Hedged Futures Fund was not excessive.

                As to comparative fees and expenses, the Trustees considered the management fee of 1.75% to be paid by the Hedged Futures Fund and compared that fee to management fees paid by funds in a peer group selected by the adviser and the average of funds in the Morningstar Managed Futures category.  The Trustees also compared the estimated expense ratio of the Hedged Futures Fund of 2.99% as compared to the expense ratios of the funds in the peer group and the Morningstar Managed Futures category average.  The Trustees noted that the Hedged Futures Fund’s management fee and expense ratio were higher than the average of the peer group as well as the Morningstar Managed Futures Category averages, however, it was well below the highest management fee and expense ratio of the funds in the peer group and Morningstar category. A Trustee then discussed the unique investment strategy of the Fund. He then noted that the investment strategies of the Hedged Futures Fund closely resemble those of one particular fund in the peer group, which pays a 1.95% management fee. After further discussion, the Trustees concluded that the Hedged Futures Fund’s proposed management fee was acceptable in light of the active management strategy to be employed and other factors.

                As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share the economies of scale with the Hedged Futures Fund and its shareholders if the Hedged Futures Fund experiences a substantial growth in assets.  The Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps, the anticipated size of the Hedged Futures Fund, and the fact that the Hedged Futures Fund is unlikely to experience significant growth in the next two years to warrant a breakpoint.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of the Hedged Futures Fund’s shareholders.

Consideration and Approval of Management Agreements and Sub-Advisory Agreements with respect to the Catalyst/Lyons Hedged Premium Return Fund

                In connection a meeting held on February 28, 2012, the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including those Trustees who are not “interested persons” as that term is defined in the Investment Company Act of 1940, as amended, (the “Independent Trustees”, considered the approval of an investment advisory agreement between the Trustand Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst/Lyons Hedged Premium Return Fund (the “Fund”) (the “Management Agreement”), and the Sub-Advisory Agreement between Catalyst and Lyons Wealth Management, LLC(“Lyons”), with respect to the Fund (the “Sub-Advisory Agreement”).

In connection with their deliberations regarding approval of the Management Agreement and Sub-Advisory Agreement, the Trustees reviewed reports prepared by each of Catalyst and Lyons setting forth the adviser’s responses to a series of questions regarding, among other things, the adviser’s past investment performance, its proposed services to the Fund, comparative information regarding the Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing the Funds.  The Trustees noted that Catalyst and Lyons will receive the benefit of 12b-1 fees as a resource for distribution related expenses.

                Nature, Extent and Quality of Service.As to the business and the qualifications of the personnel of each firm, the Trustees examined a copy of each firm’s registration statement on Form ADV and discussed, in particular, the experience of its fund management personnel.  The Trustees also reviewed the draft Prospectus and Statement of Additional Information for the Fund.  The Trustees considered Catalyst’s and Lyons’ duties under the terms of the Management Agreement and Sub-Advisory Agreement, respectively.  Following discussion, the Trustees concluded that they were satisfied with the nature, extent and quality of the services to be provided to the Fund under the Management Agreement and Sub-Advisory Agreement.

                Performance.Because the Fund had not yet commenced operations, the Trustees could not consider the investment performance of the Fund.  The Board considered the performance of a proprietary tactical allocation model advised by Lyons. Based upon their review, the Trustees concluded that Catalyst and Lyons each has the potential to deliver favorable returns.

                Fees & Expenses; Profitability.As to the costs of the services to be provided and the profits to be realized by each Catalyst and Lyons, the Trustees reviewed each firm’s estimates of its profitability and financial information about the firm.  The Trustees also considered that Catalyst had agreed to waive fees or reimburse expenses to the extent that the Fund’s total operating expenses exceed certain limits.  Based on their review, the Trustees concluded that they were satisfied that each firm’s expected level of profitability from its relationship with the Fund would not be excessive.

                As to comparative fees and expenses, the Trustees considered the management fee to be paid by the Fund and compared that fee to management fees paid by funds in a relevant peer group.  The Trustees also compared the total expense ratio of the Fund with the expense ratios of the funds in the applicable peer group.  The Board considered that the Fund would pay Catalyst 1.25% of the Fund’s average daily net assets and that Catalyst will pay out of its advisory fees, a sub-advisory fee to Lyons of 50% of the advisory fee Catalyst receives from the Fund.  The Board noted that the Fund’s proposed management fee and expense ratio were at the higher end of the range of fees and expenses of funds in the Fund’s peer group, but in line with or lower than certain funds in the peer group.

                Following the discussion, the Trustees concluded that the Fund’s proposed fee structure was reasonable.

                As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share the economies of scale with the Fund and its shareholders if the Fund experiences a substantial growth in assets.  The Trustees recognized that management agreements with competitor funds do not always contain breakpoints and consequently, the Trustees concluded that the absence of breakpoints was acceptable under the circumstances, including the expense caps.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of each Management Agreement and Sub-Advisory Agreement was in the best interests of the Fund the its shareholders.

Consideration and Approval of Management Agreement with Catalyst Capital Advisors, LLC with respect to the Catalyst/EquityCompass Buyback Strategy Fund.

            At the November 25, 2013 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Mutual Fund Series Trust (the “Trust”), including a majority of those Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), considered the approval of an investment advisory agreement between the Trust, and Catalyst Capital Advisors, LLC (“Catalyst”), with respect to the Catalyst/EquityCompass Buyback Strategy Fund (“Buyback Fund”) (the “Management Agreement”).  The Trustees also considered the approval of a Model-Based Portfolio Consulting Agreement between Catalyst and Choice Financial Partners, Inc. (dbaEquityCompass Strategies) (the “Portfolio Consultant”) (the “Consulting  Agreement”), with respect to Buyback Fund.

In connection with their deliberations regarding approval of the Management Agreement with Catalyst with respect to Buyback Fund, the Trustees noted Catalyst’s previous 15c deliberations with respect to the Core Equity Fund.  They reviewed Catalyst’s responses to a series of questions regarding, among other things, its past investment performance, proposed services, comparative information regarding Buyback Fund’s proposed fees and expenses, and the adviser’s anticipated profitability from managing Buyback Fund (“Catalyst 15c Response”).

Nature, Extent and Quality of the Services.As to the nature, extent and quality of the services provided by Catalyst, the Trustees reviewed the Catalyst 15c Response in addition to Catalyst’s Form ADV, which provided information on the corporate structure, officers, owners, and compliance record of Catalyst.  The Board considered Catalyst’s duties under the terms of the Management Agreement.  The Trustees noted the extensive experience of Catalyst personnel in managing several of the Trust’s existing funds with varying investment objectives and strategies as well as the services to be provided by Catalyst to Buyback Fund.  They discussed the growth of Catalyst over the past year.  A representative of Catalyst reviewed the recent routine examination conducted of Catalyst by the SEC. He reviewed the SEC’s findings and the revisions being made to Catalyst’s compliance program in connection with the SEC’s comments, and discussed procedures and programs that will be used to monitor Buyback Fund’s compliance with its investment policies and restrictions. The Independent Trustees then concluded that Catalyst had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Management Agreement and that the nature, overall quality and extent of the management services to be provided by Catalyst to Buyback Fund were satisfactory.

Performance.         Because Buyback Fund had not yet commenced operations, the Trustees could not consider the investment performance of Buyback Fund.  The Board discussed Catalyst’s experience managing several of the existing Trust funds. A representative of Catalyst referred the Board to the performance information contained in the Catalyst 15(c) Response.  The Trustees reviewed the performance of the existing Trust funds managed by Catalyst.  The Board noted that,although the Portfolio Consultant will be responsible for providing model portfolios based on its share buyback strategy, the ultimate responsibility for determining which securities are purchased and soldand executing the trades for Buyback Fund will reside with Catalyst. After further discussion, the Board determined that Catalyst has the potential to deliver favorable returns.

Fees and Expenses. The Trustees noted Catalyst proposed to charge a 1.00% advisory fee.  The Trustees considered the proposed management fee and compared it to management fees paid by a peer group of funds selected by Catalyst, which average advisory fee of 0.98%,and the Morningstar Mid Cap Blend category average of 0.69%.  They noted that although the proposed management fee is slightly higher than the peer group average and higher than the Morningstar category average, it is within the range of fees charged (0.75% – 1.50% for the peer group, and 0.02% – 1.94% for the Morningstar category).

The Trustees also compared the total expense ratio noting that Buyback Fund’s estimated total expense ratio of 1.50% is lower than the peer group average of 1.69%.  The Trustees acknowledged that Catalyst proposed to contractually limit Buyback Fund’s net annual operating expenses, which would benefit shareholders.  The Trustees concluded that Buyback Fund’s management fee was acceptable in light of the uniqueness of the strategy and quality of services Buyback Fund receives from Catalyst.

                Profitability.          As to the costs of the services to be provided and the profits to be realized by Catalyst, the Trustees reviewed an analysis of the Adviser’s estimated profitability. The Board discussed Catalyst’s profitability noting that it anticipates realizing a net loss in connection with its relationship with Buyback Fund.The Trustees concluded that Catalyst’s estimated level of profitability from its relationship with Buyback Fund for the initial term of the Management Agreement was not excessive.

                Economies of Scale.As to economies of scale, the Trustees noted that the Management Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that breakpoints may be an appropriate way for Catalyst to share its economies of scale with shareholders asBuyback Fund experiences substantial growth in assets.  However, the Trustees recognized that Buyback Fund has not commenced operations and estimated assets of the Fund are not sufficient to indicate the necessity of breakpoints.  The Trustees concluded that the absence of breakpoints was acceptable under the circumstances.

                As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Management Agreement was in the best interests of Buyback Fund’s shareholders.

Factors Considered by the Board in Approving the Model-Based Portfolio Consulting Agreement

                In connection with their deliberations regarding approval of the Consulting  Agreement between Catalyst and the Portfolio Consultant with respect to Buyback Fund, the Board reviewed the Portfolio Consultant’s responses to a series of questions regarding, among other things, its past investment performance, proposed consultancy services, comparative information regarding Buyback Fund’s proposed fees and expenses, and the Portfolio Consultant’s anticipated profitability from managing Buyback Fund (“Portfolio Consultant’s 15c Response”).

Nature, Extent and Quality of the Services.As to the nature, extent and quality of the services provided by the Portfolio Consultant, the Trustees reviewed the Portfolio Consultant’s 15c Response.  The Board considered the Portfolio Consultant’s duties under the terms of theConsulting  Agreement, noting that it will be responsible for providing model portfolios based on its share buyback strategy and that Catalyst will have responsibility for determining which securities are purchased and sold.  The Trustees discussed the experience of key personnel servicing Buyback Fund and the experience of the Portfolio Consultant managing the buyback strategy. A representative of Catalyst then discussed the Portfolio Consultant’s strong compliance culture. After further discussion, the Trustees concluded that the Portfolio Consultant has sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures for performing its duties under the Consulting  Agreement and that the nature, overall quality and extent of the management services to be provided by the Portfolio Consultant to Buyback Fundappeared acceptable.

Performance.         Because Buyback Fund had not yet commenced operations, the Trustees could not consider the investment performance of Buyback Fund.  A representative of Catalyst referred the Board to the performance information contained in the Portfolio Consultant’s 15c Response which contained an index it created that used a similar strategy to that of Buyback Fund(the Share Buyback Index).  The Board noted that the Share Buyback Index has outperformed the Russell 3000 Index, Buyback Fund’s benchmark, for the one-year and since inception periods ended September 30, 2013 with returns of 33.4% versus 21.6%, and 25.7% and 20.2%, respectively.  They noted that the investment strategy of Buyback Fund in addition to the performance of the Share Buyback Index relative to its benchmark was a positive indication of the Portfolio Consultant’s potential to deliver favorable returns.

Profitability.The Trustees reviewed profitability analysis provided in the Portfolio Consultant’s 15c Response.  The Trustees noted that the Portfolio Consultant expects to realize a net loss in connection with its relationship with and services to Buyback Fund. Based on their review, the Trustees concluded that they were satisfied that EquityCompass’ expected level of profitability from its relationship with Buyback Fund was not excessive.

Fees and Expenses.The Trustees considered the portfolio consultancy fee to be paid by Catalyst to the Portfolio Consultant for its services to Buyback Fund.  They noted the Portfolio Consultant would receive a portion of the advisory fee paid to Catalyst, and that the total portfolio consultancy fee is lower than the amount charged by the Portfolio Consultant to its other clients.  The Trustees considered the allocation of the fees paid to Catalyst and the Portfolio Consultant in comparison to the services rendered, and determined that the fees to be received by the Portfolio Consultant for its services were reasonable and that the sub-advisory fees were acceptable in light of the quality of the services expected to be received.

Economies of Scale.As to economies of scale, the Trustees noted that the Consulting  Agreement does not contain breakpoints that reduce the fee rate on assets above specified levels.  The Trustees agreed that, asBuyback Fund grows, breakpoints may be an appropriate way for Catalyst and Portfolio Consultant to share the economies of scale with shareholders.  They discussed the fact that any reduction in advisory fee would result in a reduction of the portfolio consultancy fee because the portfolio consultancy fee is a percentage of the advisory fee.  The Trustees concluded that the absence of breakpoints was acceptable at this time.

As a result of their deliberations, the Trustees, including the Independent Trustees, unanimously determined that approval of the Consulting  Agreement was in the best interests of Buyback Fund’s shareholders.

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below illustrates an investment of $1,000 invested at the beginning of the period (07/01/13) and held for the entire period through 12/31/13.

Actual Expenses

The first section of each table below provides information about actual account values and actual expenses. You may use the information in these sections, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Funds’ prospectus.

                                                                                                                                                                                                              Hypothtical

Actual

(5% return before expenses)

Fund's

Beginning

Annualized

Account Value

Ending Account     Expenses Paid

Ending Account      Expenses Paid

Expense Ratio

07/01/13

Value 12/31/13    During Period *

Value 12/31/13    During  Period *

Catalyst Small Cap Insider Buying Fund -  Class A

1.55%    $

1,000.00

$

1,274.00     $

8.88

$

1,017.39     $

7.88

Catalyst Small Cap Insider Buying Fund -  Class C

2.30%

1,000.00

1,269.40

13.16

1,013.61

11.67

Catalyst Small Cap Insider Buying Fund -  Class I

1.30%

1,000.00

1,275.60

7.46

1,018.65

6.61

Catalyst/SMH High Income Fund -  Class A

1.45%

1,000.00

1,011.00

7.35

1,017.90

7.37

Catalyst/SMH High Income Fund -  Class C

2.20%

1,000.00

1,007.00

11.13

1,014.12

11.17

Catalyst/SMH High Income Fund -  Class I

1.20%

1,000.00

1,009.10

6.08

1,019.16

6.11

Catalyst/SMH Total Return Income Fund -  Class A

1.55%

1,000.00

1,056.00

8.03

1,017.39

7.88

Catalyst/SMH Total Return Income Fund -  Class C

2.30%

1,000.00

1,051.80

11.89

1,013.61

11.67

Catalyst/SMH Total Return Income Fund -  Class I

1.30%

1,000.00

1,050.40

6.72

1,018.65

6.61

Catalyst/Groesbeck Growth of Income Fund - Class A

1.55%

1,000.00

1,115.60

8.27

1,017.39

7.88

Catalyst/Groesbeck Growth of Income Fund - Class C

2.30%

1,000.00

1,111.50

12.24

1,013.61

11.67

Catalyst/Groesbeck Growth of Income Fund - Class I

1.30%

1,000.00

1,116.90

6.94

1,018.65

6.61

Catalyst Strategic Insider Fund -  Class A

1.55%

1,000.00

1,108.10

8.24

1,017.39

7.88

Catalyst Strategic Insider Fund -  Class I

2.30%

1,000.00

1,103.60

12.20

1,013.61

11.67

Catalyst Insider Buying Fund -  Class A

1.45%

1,000.00

1,150.50

7.86

1,017.90

7.37

Catalyst Insider Buying Fund -  Class C

2.21%

1,000.00

1,145.40

11.95

1,014.06

11.22

Catalyst/MAP Global Capital Appreciation Fund -  Class A

1.55%

1,000.00

1,160.60

8.44

1,017.39

7.88

Catalyst/MAP Global Capital Appreciation Fund -  Class C

2.30%

1,000.00

1,146.30

12.44

1,013.61

11.67

Catalyst/MAP Global Total Return Income Fund -  Class A

1.55%

1,000.00

1,093.90

8.18

1,017.39

7.88

Catalyst/MAP Global Total Return Income Fund -  Class C

2.30%

1,000.00

1,090.40

12.12

1,013.61

11.67

Catalyst/CP Core Equity Fund -  Class A

1.35%

1,000.00

1,238.40

7.62

1,018.40

6.87

Catalyst/CP Core Equity Fund -  Class C

2.10%

1,000.00

1,233.40

11.82

1,014.62

10.66

Catalyst Insider Long/Short Fund Class A

1.38%

1,000.00

958.40

6.81

1,018.25

7.02

Catalyst Insider Long/Short Fund Class C

2.09%

1,000.00

958.10

10.32

1,014.67

10.61

Catalyst Event Arbitrage Fund -  Class A

1.75%

1,000.00

991.70

8.79

1,016.38

8.89

Catalyst Event Arbitrage Fund -  Class C

2.50%

1,000.00

987.70

12.53

1,012.60

12.68

Catalyst Event Arbitrage Fund -  Class I

1.50%

1,000.00

987.70

7.52

1,012.60

12.68

CATALYST FUNDS

INFORMATION ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

Hypothtical

Actual

(5% return before expenses)

Fund's

Beginning

Annualized

Account Value

Ending Account     Expenses Paid

Ending Account      Expenses Paid

Expense Ratio

07/01/13

Value 12/31/13    During Period *

Value 12/31/13    During  Period *

Catalyst/Lyons Tactical Allocation Fund - Class A

1.50%   $

1,000.00

$

1,194.90     $

8.30

$

1,017.64     $

7.63

Catalyst/Lyons Tactical Allocation Fund - Class C

2.25%

1,000.00

1,191.20

12.43

1,013.86

11.42

Catalyst/Princeton Floating Rate Income Fund - Class A

1.13%

1,000.00

1,050.40

5.84

1,019.51

5.75

Catalyst/Princeton Floating Rate Income Fund - Class C

1.93%

1,000.00

1,045.50

9.95

1,015.48

9.80

Catalyst/Princeton Floating Rate Income Fund - Class I

0.86%

1,000.00

1,051.40

4.45

1,020.87

4.38

Catalyst Hedged Futures Strategy Fund - Class A

2.71%

1,000.00

958.00

8.72   *

1,007.53

3.73

Catalyst Hedged Futures Strategy Fund - Class C

3.41%

1,000.00

955.00

10.96    (2)

988.79

6.31

Catalyst Hedged Futures Strategy Fund - Class I

2.38%

1,000.00

957.00

7.66     (2)

1,008.61

2.84   *

Catalyst/EquityCompass Buyback Strategy Fund - Class A

(1)

0.00%

1,000.00

1,000.00

-

1,000.14

-

*

Catalyst/EquityCompass Buyback Strategy Fund - Class C

(1)

0.00%

1,000.00

1,000.00

-

1,000.14

-

*

Catalyst/EquityCompass Buyback Strategy Fund - Class I

(1)

0.00%

1,000.00

1,000.00

-

1,000.14

-

Catalyst/Lyons Hedged Premium Return Fund - Class A

(1)

0.00%

1,000.00

1,000.00

-

1,000.14

-

Catalyst/Lyons Hedged Premium Return Fund - Class C

(1)

0.00%

1,000.00

1,000.00

-

1,000.14

-

(*) Expenses  are  equal  to the  Funds’  annualized  expense  ratios  multiplied  by  the  average  account  value  over  the  period,  multiplied  by  184/365  to reflect the one-half year period.

(1)  Fund commenced operations on 12/31/2013 and had  zero expenses and zero return in the period.

(2)  Expenses  are  equal  to  the  Funds’  annualized  expense  ratios  of  2.98%  and  1.98%   for  the  Catalyst  Hedged  Futures  Strategy  Fund  Class  A,  C  and  I

shares,  multiplied  by  the  average  account  value  over  the  period,  multiplied  by  122/184  to  reflect  the  period  since  inception  from  08/30/13  through

12/31/13.

For  more  information  on  Fund  expenses,  please  refer  to  the  Funds’  prospectus,  which  can  be  obtained  from  your  investment  representative  or  by calling 1-866-447-4228. Please read it carefully before you invest or send money.

MUTUAL FUND SERIES TRUST

17605 Wright Street, Suite 2

Omaha, NE 68130

MANAGER

Catalyst Capital Advisors, LLC

22 High Street

Huntington, NY 11743

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Dr. Suite 110

Hauppauge, NY 11788

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

26th Floor

Philadelphia, PA  19103

LEGAL COUNSEL

Thompson Hine LLP

41 South High Street

Suite 1700

Columbus, OH 43215

CUSTODIAN BANK

Huntington National Bank

7 Easton Oval

Columbus, OH  43215

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 9.   Submission of Matters to a Vote of Security Holder.   None.

ITEM 10. CONTROLS AND PROCEDURES.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS

(1)

Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By Jerry Szilagyi	/s/ Jerry Szilagyi__________
President,
Date: March 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Jerry Szilagyi	/s/ Jerry Szilagyi___________
President
Date: March 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By Erik Naviloff	/s/ Erik Naviloff_____________
Treasurer
Date: March 13, 2014